As filed with the Securities and Exchange Commission on January 5, 1996

                                                               Reg. No. 33-25045
                                                               Reg. No. 811-5838

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]
     Pre-Effective Amendment No.                            [ ]
                                 ----
     Post-Effective Amendment No. 8                         [x]

REGISTRATION STATEMENT UNDER THE
     INVESTMENT COMPANY ACT OF 1940                         [ ]
     Amendment No. 11                                       [x]

                        (Check appropriate box or boxes.)

                  THE CRABBE HUSON ASSET ALLOCATION FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                          121 S.W. Morrison, Suite 1425
                             Portland, Oregon 97204
          (Address, including Zip Code, of Principal Executive Offices)

                                 (503) 295-0919
                                 1-800-541-9732
              (Registrant's Telephone Number, including Area Code)

                                Richard S. Huson
                          121 S.W. Morrison, Suite 1425
                             Portland, Oregon 97204
          (Name and Address, including Zip Code, of Agent for Service)

Approximate Date of Proposed Public Offering: Commenced on January 31, 1989, the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
---
     on _____________________ pursuant to paragraph (b)
---
 X   60 days after filing pursuant to paragraph (a)
---
     on February 28, 1996 pursuant to paragraph (a) of Rule 485
---


Please forward copies of communications to:

                                  David C. Baca
                              Davis Wright Tremaine
                           2300 First Interstate Tower
                             1300 S.W. Fifth Avenue
                             Portland, Oregon  97201

                           ----------------------------

An indefinite number of shares of Common Stock have been registered by the issuer pursuant to Rule 24f-2 of the Investment Company Act of 1940. The issuer previously filed a Rule 24f-2 Notice for the fiscal year ended October 31, 1995.


Amount of Registration Fee:  $    -0-
                              ----------

                  THE CRABBE HUSON ASSET ALLOCATION FUND, INC.


            Cross-Reference Sheet Showing Location in Prospectus and
                     Statement of Additional Information of
             Information Required by Items of the Registration Form



FORM N-1A ITEM NUMBER AND CAPTION
---------------------------------

PART A                                                    LOCATION IN PROSPECTUS
------                                                    ----------------------

1      Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . Cover Page

2      Synopsis . . . . . . . . . . . . . . . . PROSPECTUS SUMMARY; EXPENSE DATA

3      Condensed Financial Information

       3(a)  Per share Income & Capital Changes . . . . .  . CONDENSED FINANCIAL
                                                                     INFORMATION

       3(b)  Debt History . . . . . . . . . . . . . . . . . . . . Not Applicable

       3(c)  Performance Data . . . . . . . . . . . . ..PERFORMANCE INFORMATION;
                                                  YIELD; PERFORMANCE COMPARISONS


4      General Description of Registrant

       4(a) Organization and Operation  . . . . . . . . . INVESTMENT OBJECTIVES;
                                             FUNDAMENTAL POLICIES; CAPITAL STOCK

       4(b)  Portfolio Emphasis . . . . . . . . . . . . . .INVESTMENT OBJECTIVES

       4(c)  Risk Factors . . . . . . . .  SPECIAL RISK FACTORS TO BE CONSIDERED

5      Management of the Fund

       5(a)  Board of Directors . . . . . . . . . . . . .MANAGEMENT OF THE FUNDS

       5(b)  Investment Advisor . . . . . . . . . . . . .MANAGEMENT OF THE FUNDS

       5(c)  Portfolio Manager(s) . . . . . . . . . . . .MANAGEMENT OF THE FUNDS

                                                                        LOCATION
                                                                        --------

       5(d)  Administrator(s) . . . . . . . . . . . .. . . . . . .Not Applicable

       5(e)  Transfer Agent, Dividend Paying Agent. .  CUSTODIAN, TRANSFER AGENT
                                                   AND DIVIDEND-DISBURSING AGENT

       5(f)  Expenses . . . . . . . . . . . . . . . . .  MANAGEMENT OF THE FUNDS
       5(g)  Brokerage Commissions. . . . . . . . . . .  ALLOCATION OF BROKERAGE

5A     Management's Discussion of Fund Performance. . .  . . . . .Not Applicable


6      Capital Stock and Other Securities

       6(a)  Rights and Restrictions. . . . . . . . . . . . . . .  CAPITAL STOCK

       6(b)  Control Persons. . . . . . . . . . . . . . . . . .  CONTROL PERSONS

       6(c)  Changes in Rights of Holders . . . . . . . . . . . . CAPITAL STOCK;
                                                            FUNDAMENTAL POLICIES

       6(d)  Other Classes of Securities. . . . . . . . . . . . . Not Applicable

       6(e)  Shareholder Inquiries. . . . . . . . .  SPECIAL INVESTOR SERVICES -
                                                           Shareholder Inquiries

       6(f)  Dividends and Distributions. . . . INVESTMENT OBJECTIVES -Dividends
                                                               and Distributions

       6(g)  Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . .TAXES


7      Purchase of Securities Being Offered

       7(a)  Underwriter. . . . . . . . . . . . . . . HOW TO INVEST IN THE FUNDS

       7(b)  Determination of Offering Price. . . .  . . . . . .NET ASSET VALUE;
                                                           WHEN TRANSACTIONS ARE
                                                        RECORDED IN YOUR ACCOUNT

       7(c)  Special Plans. . . . . .  SPECIAL INVESTOR SERVICES - Applications;
                                                      SYSTEMATIC WITHDRAWAL PLAN

                                                                        LOCATION
                                                                        --------

       7(d)  Minimum Investment . . . . . . . . . . . HOW TO INVEST IN THE FUNDS
                                                            - Minimum Investment

       7(e)  Trail Fee. . . . . . . . . . . . . . . . . . . . . . Not Applicable

       7(f)  12b-1 Fees . . . . . . . . . . . . . . . HOW TO INVEST IN THE FUNDS
                                                     - Sales Load and 12b-1 Fees

8      Redemption or Repurchase

       8(a)  Redemption Procedures and Charges. . . . . HOW TO SELL YOUR SHARES;
                                                     HOW TO EXCHANGE YOUR SHARES
                                                          REDEMPTION OR EXCHANGE
                                                                    BY TELEPHONE

       8(b)  Repurchase through Broker-Dealer . . . . .  HOW TO SELL YOUR SHARES

       8(c)  Involuntary Redemption . . . . . . . . . .  HOW TO SELL YOUR SHARES

       8(d)  Delay of Redemption. . . . . . . . . . . .  HOW TO SELL YOUR SHARES


9      Pending Legal Proceeding . . . . . . . . . . . . . . . . . Not Applicable


PART B                                                           LOCATION IN SAI
------                                                           ---------------

10     Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . Cover Page

11     Table of Contents. . . . . . . . . . . . . . . . . . .  TABLE OF CONTENTS

12     General Information and History. . . . . . . . . . . .GENERAL INFORMATION

13     Investment Objectives and Policies

       13(a)  Description . . . . . . . . . . . ADDITIONAL INFORMATION REGARDING
                                                CERTAIN INVESTMENTS BY THE FUNDS

       13(b)  Fundamental Policies. . . . . . . . . . . INVESTMENT RESTRICTIONS;
                                                   LOANS OF PORTFOLIO SECURITIES

       13(c)  Significant Policies. . . . . . . ADDITIONAL INFORMATION REGARDING
                                                CERTAIN INVESTMENTS BY THE FUNDS

                                                                        LOCATION
                                                                        --------

       13(d)  Portfolio Turnover. . . . . . .  . . . . . .PORTFOLIO TRANSACTIONS
                                                             -Portfolio Turnover

14     Management of the Fund

       14(a)  Directors and Officers. . . . . . . . . . . . . . . . . MANAGEMENT

       14(b)  Positions with Affiliates . . . . . . . .  . . . . . . .MANAGEMENT

       14(c)  Compensation. . . . . . . . . . . . . . . . . . . . . . MANAGEMENT


15     Control Persons and Principal Holders of Securities

       15(a)  Names and Addresses of Control Persons. . . . .CONTROL PERSONS AND
                                                 PRINCIPAL HOLDERS OF SECURITIES

       15(b)  Ownership of Fund . . . . . . . . . . . . . . .CONTROL PERSONS AND
                                                 PRINCIPAL HOLDERS OF SECURITIES

       15(c)  Stock Holdings of Officers and Directors  . . .CONTROL PERSONS AND
                                                 PRINCIPAL HOLDERS OF SECURITIES


16     Investment Advisory and Other Services

       16(a)  Control Persons, Affiliates and Fee . . . . . SERVICES PROVIDED BY
                                                                     THE ADVISOR

       16(b)  Services of Advisor . . . . . . . . . . . . . SERVICES PROVIDED BY
                                                                     THE ADVISOR

       16(c)  Fees and Expenses . . . . . . . . . . . . . . SERVICES PROVIDED BY
                                                                     THE ADVISOR

       16(d)  Other Management-Related Contracts. . . . . . . . . Not Applicable

       16(e)  Other Persons Furnishing Advice for Compensation. . Not Applicable

       16(f)  Expenses of Distribution. . . . . . . . SYSTEMATIC WITHDRAWAL PLAN
                                                              -Distribution Plan

       16(g)  Nonbank or Trust Custodial Services . . . . . . . . Not Applicable

                                                                        LOCATION
                                                                        --------

       16(h)  Custodian and Accountant. . . . . . . . . . . AUDITORS; CUSTODIAN,
                                   TRANSFER AGENT, AND DIVIDEND-DISBURSING AGENT


17     Brokerage and other Allocations

       17(a)  Effecting Transactions. . . . .  . . . . . .PORTFOLIO TRANSACTIONS

       17(b)  Payments of Commissions to Affiliates . . . . . . . Not Applicable

       17(c)  Selection of Brokers. . . . . . . . . . . . PORTFOLIO TRANSACTIONS
                                                        - General Considerations

       17(d)  Allocation. . . . . . . . . . . . . . . . . PORTFOLIO TRANSACTIONS
                                                       - General Considerations

       17(e)  Acquisition of Broker's Securities. . . . . . . . . Not Applicable


18     Capital Stock and Other Securities

       18(a)  Rights of Each Class of Stock . . . . . . . . .GENERAL INFORMATION

       18(b)  Securities Other than Capital Stock . . . . . . . . Not Applicable


19     Purchase, Redemption and Pricing of Securities Being Offered

       19(a)  Manner of Offering. . . . . . . . . . . . .PURCHASE AND REDEMPTION
                                                                  OF FUND SHARES

       19(b)  Valuation of Securities and Assets. . . . . .PRICING OF SECURITIES
                                                                   BEING OFFERED

       19(c)  18(f) Exemption . . . . . . . . . . . . . . . . . . Not Applicable


20     Tax Status . . . . . . . . . . . . . . DIVIDENDS, DISTRIBUTIONS AND TAXES


21     Underwriters

       21(a)  Obligation, Offering and Commissions. . . .PURCHASE AND REDEMPTION
                                                                  OF FUND SHARES

                                                                        LOCATION
                                                                        --------

       21(b)  Compensation to Affiliated Underwriters . . . . . . Not Applicable

       21(c)  Other Payments. . . . . . . . . . . . . . . . . . . Not Applicable


22     Calculation of Performance Data

       22(a)  Money Market Funds. . . . . . . . . . . . . .YIELD AND PERFORMANCE

       22(b)  Total Return and Yields . . . . . . . . . . .YIELD AND PERFORMANCE


23     Financial Statements . . . . . . . . . . . . . . . . FINANCIAL STATEMENTS

               __________________________________________________


                               CRABBE HUSON FUNDS

               ___________________________________________________



                                     ADVISER
                            Crabbe Huson Group, Inc.
                                Portland, Oregon



                                 TRANSFER AGENT
                       State Street Bank and Trust Company
                              Boston, Massachusetts


                                   DISTRIBUTOR
                          Crabbe Huson Securities, Inc.
                                Portland, Oregon


                                    CUSTODIAN
                          Investors Fiduciary Trust Co.
                              Kansas City, Missouri


                                     COUNSEL
                              Davis Wright Tremaine
                                Portland, Oregon

                             INDEPENDENT ACCOUNTANTS
                              KPMG Peat Marwick LLP
                                Portland, Oregon



                                   PROSPECTUS
                                February 28, 1996





                                  CRABBE HUSON

                               CRABBE HUSON FUNDS


                            _________________________

                                   PROSPECTUS
                                FEBRUARY 28, 1996

                            _________________________



     This Prospectus contains information relating to eight different mutual funds, collectively referred to as the Crabbe Huson Funds (the "Funds"), which offer investors a range of investment opportunities with the following objectives:


     THE CRABBE HUSON SPECIAL FUND, INC. seeks to provide long-term capital appreciation.

     THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC. seeks to provide growth of capital and current income.

     THE CRABBE HUSON EQUITY FUND, INC. seeks to provide long-term capital appreciation.

     THE CRABBE HUSON ASSET ALLOCATION FUND, INC. seeks preservation of capital, capital appreciation and income.

     THE OREGON MUNICIPAL BOND FUND, INC. seeks to provide as high a level of income exempt from federal and Oregon income taxes as is consistent with prudent investment management and the preservation of capital.

     THE CRABBE HUSON INCOME FUND, INC. seeks to provide the highest level of current income that is consistent with preservation of capital.

     THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC. seeks to provide a high level of current income and the preservation of capital.

     THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC. seeks to provide a high level of current income and preservation of capital while maintaining shareholder liquidity.

     AN INVESTMENT IN THE U.S. GOVERNMENT MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


     This Prospectus concisely sets forth information about each of the Funds that an investor ought to know, and should be retained for future reference. A Statement of Additional Information dated February 28, 1996 has been filed with the Securities and Exchange Commission (the "SEC"). It may be obtained free of charge from the Funds' distributor by calling (800) 541-9732. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in this Prospectus.


     THE FUNDS CHARGE NO SALES LOAD. SHARES OF THE FUNDS ARE SOLD AND REDEEMED AT THEIR NET ASSET VALUE.


     THE SPECIAL FUND CAN LEVERAGE FOR FUND ACTIVITY. THIS ACTIVITY COULD BE CONSIDERED SPECULATIVE AND COULD RESULT IN GREATER COST TO THE FUND. SEE PAGE 39.


________________________________________________________________________________

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
________________________________________________________________________________

     SHARES OF THE OREGON MUNICIPAL BOND FUND ARE ONLY AVAILABLE FOR SALE TO RESIDENTS OF OREGON.
________________________________________________________________________________

  A COPY OF THIS PROSPECTUS MUST BE DELIVERED TO RESIDENTS OF CERTAIN STATES PRIOR TO CONSUMMATION OF A SALE OF SHARES IN THE FUNDS.
________________________________________________________________________________

                               PROSPECTUS SUMMARY

     The information below is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Funds' Statement of Additional Information.

     THE CRABBE HUSON SPECIAL FUND, INC. (the "Special Fund") seeks to provide long-term capital appreciation. It pursues this objective through a flexible policy of investing in a diversified portfolio of carefully selected stocks that have small to medium market capitalization.

     THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC. (the "Real Estate Fund") seeks to provide growth of capital and current income. It pursues this objective by investing primarily in equity securities of real estate investment trusts ("REITs") and other real estate industry companies.

     THE CRABBE HUSON EQUITY FUND, INC. (the "Equity Fund") seeks to provide long-term capital appreciation. It pursues this objective by investing in a diversified portfolio of common stocks which are widely and actively traded and that have large market capitalizations.

     THE CRABBE HUSON ASSET ALLOCATION FUND, INC. (the "Asset Allocation Fund") seeks preservation of capital, capital appreciation and income. It pursues these objectives through a flexible policy of investing in stocks, fixed income securities, and cash and cash equivalents.

     THE OREGON MUNICIPAL BOND FUND, INC. (the "Oregon Bond Fund") seeks to provide as high a level of income exempt from federal and Oregon income taxes as is consistent with prudent investment management and the preservation of capital. It pursues this objective by investing at least 80% of its assets in tax-exempt municipal bonds issued by the State of Oregon and its political subdivisions.

     THE CRABBE HUSON INCOME FUND, INC. (the "Income Fund") seeks to provide the highest level of current income that is consistent with preservation of capital. It pursues this objective by investing primarily in a diversified portfolio of fixed income securities, including convertible bonds and debentures.

     THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC. (the "U.S. Government Income Fund") seeks to provide a high level of current income and the preservation of capital. It pursues this objective by investing substantially all of its assets in short- and intermediate-term debt obligations of the United States Government and its agencies or instrumentalities.

     THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC. (the "U.S. Government Money Market Fund") seeks to provide a high level of current income and preservation of capital while maintaining shareholder liquidity. It pursues this objective by investing in short-term money market instruments that are direct or indirect obligations of the United States Government or its agencies or instrumentalities, and repurchase agreements with respect to such obligations.


     Each of the Funds is an open-end, diversified registered investment company (or mutual fund), with the exception of the Oregon Bond Fund, which is non-diversified. Each Fund offers a single class of common stock pursuant to this Prospectus, and each is managed by the Crabbe Huson Group, Inc. (the "Adviser").


     The Funds are distributed by Crabbe Huson Securities, Inc. (the "Distributor"), an affiliate of the Adviser. There is no sales load payable in connection with the sale of shares of any of the Funds. For information about how to purchase shares of the Funds, see "HOW TO INVEST IN THE FUNDS." For information about redemption and repurchase of shares, see "HOW TO SELL YOUR SHARES."


                                  RISK FACTORS


     The Special, Equity and Asset Allocation Funds are subject to the risks of investments in common stock, principally that the prices of stocks can fluctuate dramatically in response to company, market, or economic news, and these Funds historically have had turnover rates in their stock portfolios in excess of 75% per year, resulting in potentially higher brokerage costs and the potential loss of advantageous long-term capital gain treatment for tax purposes. See "Taxes." In addition, the Special, Equity, Asset Allocation and Income Funds may each invest up to 35% of their total assets in securities issued by foreign issuers. The Real Estate Fund was incorporated in December 1993, and has a limited operating history. In addition, the Real Estate Fund invests primarily in real estate equity securities, and investments in that Fund are subject to certain risks associated with the direct ownership of real estate. A significant risk associated with investments in the Oregon Bond, Income and U.S. Government Income Funds is that of increasing interest rates causing a decline in the net asset value of the Fund. The Oregon Bond Fund is also subject to greater risks resulting from economic difficulties in the State of Oregon, where most of its securities are originated. The Special Fund may, from time to time, leverage the assets it has by using borrowed money to increase its portfolio positions. For additional information about specific risk factors associated with an investment in each of the Funds, see "FUNDAMENTAL POLICIES," and "SPECIAL RISK FACTORS TO BE CONSIDERED."

                                  EXPENSE DATA



     The following table sets forth certain information about the expenses that a shareholder of the Funds will incur, based upon their historical expenses for the fiscal year ending October 31, 1995.



                                                                                                                           U.S.
                                                                                                              U.S.      Government
                                                      Real                  Asset     Oregon               Government      Money
                                          Special    Estate    Equity    Allocation    Bond      Income      Income       Market
                                           Fund       Fund      Fund        Fund       Fund       Fund        Fund         Fund

SHAREHOLDER TRANSACTION EXPENSES:
(as a percentage of offering price)

Maximum Sales Load Imposed on
Reinvested Dividends                         0%         0%        0%           0%        0%         0%          0%           0%

Deferred Sales Load                          0%         0%        0%           0%        0%         0%          0%           0%

Redemption Fees                              0%         0%        0%           0%        0%         0%          0%           0%

Exchange Fees                               $0         $0        $0           $0        $0         $0          $0           $0

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


Management Fees (after waiver)(1)          .79%       .61%      .90%         .96%      .42%         0%          0%         .05%

12b(1) Fees(2)                             .25%       .25%      .23%         .25%      .23%       .25%        .25%         .25%

Other Expenses (after(3)
reimbursement)                             .36%       .64%      .27%         .27%      .33%       .55%        .50%         .40%

Total Fund Operating Expenses
(after reimbursement
or waiver)(4)                             1.40%      1.50%     1.40%        1.48%      .98%       .80%        .75%         .70%

EXAMPLE:  You would pay the following expenses on a $1,000 investment, assuming
          (1) 5% annual return and (2) redemption at the end of each period:(5)


                                           1 Year   3 Years   5 Years  10 Years
                                           ------   -------   -------  --------

Special Fund                                 14       45        77        169
Real Estate Fund                             15       48        82        180
Equity Fund                                  14       45        77        169
Asset Allocation Fund                        15       47        81        178
Oregon Bond Fund                             10       31        54        121
Income Fund                                   8       26        45         99
U.S. Government Income Fund                   8       24        42         93
U.S. Government Money Market Fund             7       22        39         87


     The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. Such costs and expenses include investment advisory fees and administration costs. Additionally, a long-term shareholder should consider that the fees and costs it will incur under the 12b-1 plan may result in the shareholder paying more than the economic equivalent of the maximum front-end sales charge permitted by the rules and regulations of the National Association of Securities Dealers. See "Management of the Funds" and "Purchase of Shares."


(1) Reflects a waiver of fees by the Adviser of $697; $75,190; $-0-; $14,567; $20,866; $49,011; $43,576; and $230,305 for the Special Fund, the Real
     Estate Fund, the Equity Fund, the Asset Allocation Fund, the Oregon Bond Fund, the Income Fund, the U.S. Government Income Fund, and the U.S. Government Money Market Fund, respectively. If the waiver had not been made these percentages would have been .79%, 1.00%, .90%, .97%, .50%, .75%, .50%, and .50%, respectively.


(2) The maximum 12b-1 distribution fee that can be charged is .25% of a Fund's average annual net assets.


(3) Reflects a reimbursement of Fund expenses by the Adviser of $33,287 and $26,493 for the Income and the U.S. Government Income Funds, respectively. If the reimbursement had not been made, these percentages would have been .95% and .71%, respectively.



(4) As noted in footnotes 1 and 3, the Adviser voluntarily waived its fees and/or reimbursed the Funds' expenses to the extent total operating expenses exceed 1.50% for the Special, Real Estate, Equity and Asset Allocation Funds, .98% for the Oregon Bond Fund, .80% for the Income Fund, .75% for the U.S. Government Income Fund and .70% for the U.S. Government Money Market Fund per annum of the Fund's net asset value. If the waivers had not been made, total fund operating expenses would have been 1.40%, 1.89%, 1.40%, 1.49%, 1.08%, 1.95%, 1.46% and 1.16% for the Special Fund,
     the Real Estate Fund, the Equity Fund, the Asset Allocation Fund, the Oregon Bond Fund, the Income Fund, the U.S. Government Income Fund and the U.S. Government Money Market Fund, respectively. See "Services Provided by the Adviser" in the Fund's Statement of Additional Information. The Adviser has terminated this waiver with respect to the Special, Equity and Asset Allocation Funds. The Adviser has agreed that it will not terminate this voluntary waiver except after 30 days notice to shareholders.


(5) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE FUND EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. MOREOVER, WHILE THE TABLE ASSUMES A 5% ANNUAL RETURN, THE FUNDS' ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESSER THAN 5%.

                         CONDENSED FINANCIAL INFORMATION


CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS



(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
The following information has been derived from the Fund's financial statements and notes included in the 1995 Annual Report. These financial statements and the notes for the periods beginning after October 31, 1988 have been audited by KPMG Peat Marwick, LLP, whose report thereon is included with the financial statements in the Statement of Additional Information.

(a) The Fund's Fiscal Year was changed from 9/30 to 10/31, effective 10/31/87, which represents a conformed 12-month period.
(b) Computed on an annualized basis.
(c) Commencement of operations - 4/9/87.
(d) Commencement of operations - 1/31/89.
(e) Commencement of operations - 4/4/94.

THE OREGON MUNICIPAL BOND FUND, INC.

                                                            YEAR         YEAR         YEAR         YEAR         YEAR          YEAR
                                                           ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                                         10/31/95     10/31/94     10/31/93     10/31/92     10/31/91      10/31/90
                                                      -----------  -----------  -----------  -----------  -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.99       $12.80       $12.20       $12.14       $11.74        $11.72

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                     0.5480       0.5418       0.5683       0.6168       0.6385        0.6316
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                 0.6998      (0.8001)      0.6880       0.1521       0.4831        0.0522
                                                      -----------  -----------  -----------  -----------  -----------   -----------
    TOTAL FROM INVESTMENT OPERATIONS                      1.2478      (0.2583)      1.2563       0.7689       1.1216        0.6838

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                  0.5480       0.5419       0.5647       0.6168       0.6562        0.6401
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME          0.0000       0.0003       0.0000       0.0000       0.0000        0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                          0.0698       0.0090       0.0916       0.0921       0.0654        0.0237
                                                      -----------  -----------  -----------  -----------  -----------   -----------
    TOTAL DISTRIBUTIONS                                   0.6178       0.5512       0.6563       0.7089       0.7216        0.6638

                                                      -----------  -----------  -----------  -----------  -----------   -----------
NET ASSET VALUE, END OF PERIOD                            $12.62       $11.99       $12.80       $12.20       $12.14        $11.74
                                                      -----------  -----------  -----------  -----------  -----------   -----------
                                                      -----------  -----------  -----------  -----------  -----------   -----------
TOTAL RETURN                                              10.66%       -2.06%       10.71%        6.51%        9.85%         6.00%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                            $28,070,371  $29,045,728  $29,408,110  $20,295,896  $18,382,636   $18,766,449
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    0.98%        0.98%        1.05%        1.11%        1.21%         1.38%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       4.45%        4.37%        4.51%        5.04%        5.36%         5.41%
PORTFOLIO TURNOVER RATE                                   22.91%       20.58%       11.62%       25.30%       53.40%        58.52%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.08%        1.08%        1.09%        1.13%        1.24%         1.55%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       4.35%        4.26%        4.46%        5.01%        5.34%         5.23%



                                      -6-

                                                            YEAR        YEAR        YEAR          YEAR         YEAR
                                                           ENDED        ENDED       ENDED        ENDED        ENDED
                                                         10/31/89     10/31/88   10/31/87(a)    09/30/87    09/30/86
                                                      -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.72       $11.08       $12.15       $11.93       $10.43

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                     0.6794       0.6386       0.7311       0.7319       0.7720
NET REALIZED & UNREALIZED ENDED
GAIN (LOSS) ON SECURITIES                                 0.0842       0.6411      (0.9983)     (0.8051)      1.5265
                                                      -----------  -----------  -----------  -----------  -----------
    TOTAL FROM INVESTMENT OPERATIONS                      0.7636       1.2797      (0.2672)     (0.0732)      2.2985

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                  0.6711       0.6386       0.7311       0.7319       0.7720
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME          0.0000       0.0000       0.0000       0.0000       0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                          0.0925       0.0000       0.0760       0.0760       0.0255
                                                      -----------  -----------  -----------  -----------  -----------
    TOTAL DISTRIBUTIONS                                   0.7636       0.6386       0.8071       0.8079       0.7975

                                                      -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                            $11.72       $11.72       $11.08       $11.05       $11.93
                                                      -----------  -----------  -----------  -----------  -----------
                                                      -----------  -----------  -----------  -----------  -----------
TOTAL RETURN                                               6.67%       12.02%       -1.95%       -0.95%       22.83%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                            $19,173,145  $20,058,295  $14,276,600  $14,165,161   $8,861,258
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.04%        1.21%        1.14%        1.31%        1.06%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       5.82%        5.53%        5.66%        6.43%        6.34%
PORTFOLIO TURNOVER RATE                                   45.25%       31.44%       19.18%       18.73%       24.20%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.16%        1.32%         ----         ----         ----
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       5.71%        5.42%         ----         ----         ----

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON SPECIAL FUND, INC.

                                                               YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED
                                                           10/31/95       10/31/94       10/31/93       10/31/92
                                                       ------------   ------------    -----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $14.08         $11.82          $8.36         $12.05

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                 0.2704         0.0513        (0.0774)       (0.0211)
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                   (0.2894)        2.3026         3.5374        (1.6211)
                                                          ------------   ------------    -----------     ----------
    TOTAL FROM INVESTMENT OPERATIONS                        (0.0190)        2.3539         3.4600        (1.6422)

LESS DISTRIBUTIONS
DISTRIBUTIONS FROM NET INVESTMENT INCOME                     0.0226         0.0000         0.0000         0.0260
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME             0.0000         0.0892         0.0000         2.0218
DISTRIBUTIONS FROM CAPITAL GAINS                             0.2384         0.0000         0.0000         0.0000
                                                          ------------   ------------    -----------     ----------
    TOTAL DISTRIBUTIONS                                      0.2610         0.0892         0.0000         2.0478

                                                          ------------   ------------    -----------     ----------
NET ASSET VALUE, END OF PERIOD                               $13.80         $14.08         $11.82          $8.36
                                                          ------------   ------------    -----------     ----------
                                                          ------------   ------------    -----------     ----------
     TOTAL RETURN                                              1.78%         22.40%         41.39%          8.11%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD                              $878,559,834   $319,810,853    $23,816,912     $5,857,434
RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.40%          1.44%          1.57%          1.74%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           1.95%          0.39%         -0.73%         -0.25%
PORTFOLIO TURNOVER RATE                                      122.97%        146.44%         73.29%        102.27%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.40%          1.54%          1.59%          2.18%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           1.95%          0.29%         -0.75%         -0.69%

                                      -8-


                                                                  YEAR           YEAR           YEAR           YEAR        PERIOD
                                                                 ENDED          ENDED          ENDED          ENDED         ENDED
                                                              10/31/91       10/31/90       10/31/89       10/31/88     10/31/87(c)
                                                          ------------   ------------    -----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $8.78         $11.49          $9.69          $8.13         $10.00

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                 0.0353         0.1546         0.2100        (0.0515)       (0.0409)
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                    4.0155        (1.4317)        1.5900         1.6115        (1.8300)
                                                          ------------   ------------    -----------     ----------     -----------
    TOTAL FROM INVESTMENT OPERATIONS                         4.0508        (1.2771)        1.8000         1.5600        (1.8709)

LESS DISTRIBUTIONS
DISTRIBUTIONS FROM NET INVESTMENT INCOME                     0.1453         0.2240         0.0000         0.0000         0.0000
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME             0.6355         1.2089         0.0000         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                             0.0000         0.0000         0.0000         0.0000         0.0000
                                                          ------------   ------------    -----------     ----------     ----------
    TOTAL DISTRIBUTIONS                                      0.7808         1.4329         0.0000         0.0000         0.0000

                                                          ------------   ------------    -----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                               $12.05          $8.78         $11.49          $9.69          $8.13
                                                          ------------   ------------    -----------     ----------     ----------
                                                          ------------   ------------    -----------     ----------     ----------
TOTAL RETURN                                                  49.58%        -10.90%         18.68%         19.63%        -30.32%(b)

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD                                $3,541,797     $2,926,457     $3,356,417     $4,392,920     $1,892,038
RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.92%          2.00%          2.00%          3.94%          2.60%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           0.32%          1.55%          1.96%          3.34%          0.05%(b)
PORTFOLIO TURNOVER RATE                                      256.68%        314.73%        275.62%        155.12%          3.90%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.40%          2.86%          2.44%(b)       ----           ----
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          -0.15%          0.70%          1.53%(b)       ----           ----

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON ASSET ALLOCATION FUND, INC.

                                                                               YEAR          YEAR           YEAR           YEAR
                                                                              ENDED         ENDED          ENDED          ENDED
                                                                           10/31/95      10/31/94       10/31/93       10/31/92
                                                                        -----------   -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $12.87        $13.52         $11.68         $11.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                        0.3361        0.2990         0.2323         0.3468
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                    1.2090       (0.0817)        2.0889         0.8175
                                                                        -----------   -----------    -----------    -----------
    TOTAL FROM INVESTMENT OPERATIONS                                         1.5451        0.2173         2.3212         1.1643

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                     0.3321        0.2879         0.2373         0.3463
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             0.0000        0.0000         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                             0.4430        0.5829         0.2439         0.1380
                                                                        -----------   -----------    -----------    -----------
    TOTAL DISTRIBUTIONS                                                      0.7751        0.8708         0.4812         0.4843

                                                                        -----------   -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD                                               $13.64        $12.87         $13.52         $11.68
                                                                        -----------   -----------    -----------    -----------
                                                                        -----------   -----------    -----------    -----------
TOTAL RETURN                                                                  13.00%         2.66%         20.93%         11.25%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                              $136,530,057  $110,151,785    $85,390,017    $55,098,981
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                        1.48%         1.44%          1.46%          1.52%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                           2.57%         2.30%          1.85%          3.02%
PORTFOLIO TURNOVER RATE                                                      225.70%       149.19%        116.10%        155.26%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                        1.49%         1.52%          1.54%          1.62%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                           2.56%         2.22%          1.77%          2.92%

                                      -10-


                                                                               YEAR          YEAR         PERIOD
                                                                              ENDED         ENDED          ENDED
                                                                           10/31/91      10/31/90       10/31/89 (d)
                                                                        -----------   -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $9.24        $10.69         $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                        0.4143        0.4561         0.3990
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                    1.8208       (1.1200)        0.2910
                                                                        -----------   -----------    -----------
    TOTAL FROM INVESTMENT OPERATIONS                                         2.2351       (0.6639)        0.6900

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                     0.4335        0.7159         0.0000
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             0.0000        0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                             0.0415        0.0702         0.0000
                                                                        -----------   -----------    -----------
    TOTAL DISTRIBUTIONS                                                      0.4750        0.7861         0.0000

                                                                        -----------   -----------    -----------
NET ASSET VALUE, END OF PERIOD                                               $11.00         $9.24         $10.69
                                                                        -----------   -----------    -----------
                                                                        -----------   -----------    -----------
TOTAL RETURN                                                                 24.55%        -6.40%           9.30%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                               $23,892,664   $13,173,923    $12,577,962
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                       1.76%         1.90%           1.91%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                          3.97%         4.51%           5.02%(b)
PORTFOLIO TURNOVER RATE                                                     157.89%       161.72%          88.14%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                       1.79%         1.93%           1.93%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                          3.94%         4.49%           5.00%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON EQUITY FUND, INC.

                                                                            YEAR          YEAR            YEAR               YEAR
                                                                           ENDED         ENDED           ENDED              ENDED
                                                                        10/31/95      10/31/94        10/31/93           10/31/92
                                                                    ------------   ------------    -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $16.44         $16.08         $13.03             $12.57

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                     0.2223         0.1900         0.0981             0.1980
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                 1.7438         0.5668         3.4476             0.9186
                                                                    ------------   ------------    -----------        -----------
    TOTAL FROM INVESTMENT OPERATIONS                                      1.9661         0.7568         3.5457             1.1166

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                  0.0880         0.0344         0.1099             0.0937
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          0.0000         0.0000         0.0000             0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                          0.1481         0.3638         0.3858             0.5629
                                                                    ------------   ------------    -----------        ----------
    TOTAL DISTRIBUTIONS                                                   0.2361         0.3982         0.4957             0.6566

                                                                    ------------   ------------    -----------        -----------
NET ASSET VALUE, END OF PERIOD                                            $18.17         $16.44         $16.08             $13.03
                                                                    ------------   ------------    -----------        -----------
                                                                    ------------   ------------    -----------        -----------
TOTAL RETURN                                                               13.37%          7.89%         29.90%             12.48%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                           $387,184,080   $153,105,296    $34,520,166        $13,429,315
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.40%          1.45%          1.49%              1.55%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        1.30%          1.18%          0.67%              1.57%
PORTFOLIO TURNOVER RATE                                                    92.43%        106.49%        114.38%            180.72%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.40%          1.56%          1.64%              1.93%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        1.28%          1.06%          0.52%              1.18%

                                      -12-


                                                                            YEAR           YEAR         PERIOD
                                                                           ENDED          ENDED          ENDED
                                                                        10/31/91       10/31/90       10/31/89 (d)
                                                                    ------------   ------------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $8.54         $10.50         $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                     0.1861         0.2533         0.3146
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                 4.1511        (1.6764)        0.1854
                                                                    ------------   ------------    -----------
    TOTAL FROM INVESTMENT OPERATIONS                                      4.3372        (1.4231)        0.5000

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                  0.3072         0.3918         0.0000
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          0.0000         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                          0.0000         0.1451         0.0000
                                                                    ------------   ------------    -----------
    TOTAL DISTRIBUTIONS                                                   0.3072         0.5369         0.0000
                                                                    ------------   ------------    -----------
NET ASSET VALUE, END OF PERIOD                                            $12.57          $8.54         $10.50
                                                                    ------------   ------------    -----------
                                                                    ------------   ------------    -----------
TOTAL RETURN                                                               52.44%        -14.97%          6.72%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                             $5,929,590     $2,944,344     $5,018,337
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.84%          1.93%          1.69%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        1.60%          2.56%          3.98%(b)
PORTFOLIO TURNOVER RATE                                                   171.82%        265.25%         90.54%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     2.41%          2.66%          1.97%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        1.03%          1.83%          3.68%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON INCOME FUND, INC.

                                                              YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED
                                                          10/31/95       10/31/94       10/31/93       10/31/92
                                                      ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $9.71         $10.75         $10.90         $10.63

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                      0.5329         0.4995         0.4637         0.6583
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                  0.5754        (0.7669)        0.3265         0.3569
                                                      ------------   ------------   ------------   ------------
    TOTAL FROM INVESTMENT OPERATIONS                       1.1083        (0.2674)        0.7902         1.0152

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                   0.5329         0.4995         0.4879         0.6588
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           0.0254         0.0080         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                           0.0000         0.2710         0.4523         0.0864
                                                      ------------   ------------   ------------   ------------
    TOTAL DISTRIBUTIONS                                    0.5583         0.7785         0.9402         0.7452

                                                      ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD                             $10.26          $9.71         $10.75         $10.90
                                                      ------------   ------------   ------------   ------------
                                                      ------------   ------------   ------------   ------------
TOTAL RETURN                                               11.92%         -2.71%          7.73%          9.74%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                              $7,190,125     $5,273,407     $5,696,555     $5,634,372
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     0.80%          0.80%          0.81%          0.90%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        5.47%          4.92%          4.34%          6.09%
PORTFOLIO TURNOVER RATE                                   543.15%        306.79%        260.22%        227.45%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.95%          2.16%          1.96%          1.94%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        4.32%          3.56%          3.19%          5.06%

                                      -14-


                                                             YEAR         YEAR       PERIOD
                                                            ENDED        ENDED        ENDED
                                                         10/31/91     10/31/90     10/31/89 (d)
                                                     ------------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.01       $10.27       $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                     0.7038       0.6869       0.5545
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                 0.6218      (0.2407)      0.2761
                                                     ------------  -----------  -----------
    TOTAL FROM INVESTMENT OPERATIONS                      1.3256       0.4462       0.8306


LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                  0.7056       0.6840       0.5606
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME          0.0000       0.0000       0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                          0.0000       0.0222       0.0000
                                                     ------------  -----------  -----------
    TOTAL DISTRIBUTIONS                                   0.7056       0.7062       0.5606

                                                     ------------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                            $10.63       $10.01       $10.27
                                                     ------------  -----------  -----------
                                                     ------------  -----------  -----------
TOTAL RETURN                                              13.51%        4.43%       10.43%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                             $5,485,830   $2,123,203   $1,356,008
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    0.98%        1.51%        1.15%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       6.82%        6.89%        7.23%(b)
PORTFOLIO TURNOVER RATE                                  115.76%       73.76%       86.60%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    2.42%        3.07%        4.56%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       5.38%        5.33%        3.81%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC.

                                                              YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED
                                                          10/31/95       10/31/94       10/31/93       10/31/92
                                                      -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.27         $11.04         $10.91         $10.69

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                      0.5097         0.4648         0.4755         0.5801
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                  0.4013        (0.6515)        0.2159         0.2921
                                                      -------------  -------------  -------------  -------------
    TOTAL FROM INVESTMENT OPERATIONS                       0.9110        (0.1867)        0.6914         0.8722

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                   0.5097         0.4647         0.4848         0.5839
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           0.0113         0.0035         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                           0.0000         0.1120         0.0766         0.0683
                                                      -------------  -------------  -------------  -------------
    TOTAL DISTRIBUTIONS                                    0.5210         0.5802         0.5614         0.6522

                                                      -------------  -------------  -------------  -------------
NET ASSET VALUE, END OF PERIOD                             $10.66         $10.27         $11.04         $10.91
                                                      -------------  -------------  -------------  -------------
                                                      -------------  -------------  -------------  -------------
TOTAL RETURN                                                9.12%         -1.78%          6.71%          8.70%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                              $8,426,199     $9,249,212    $11,217,912     $8,958,757
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     0.75%          0.75%          0.75%          0.80%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        4.85%          4.39%          4.33%          5.35%
PORTFOLIO TURNOVER RATE                                   230.43%         76.09%         81.74%        105.52%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.46%          1.47%          1.26%          1.52%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        4.14%          3.66%          3.81%          4.63%

                                      -16-


                                                              YEAR           YEAR         PERIOD
                                                             ENDED          ENDED          ENDED
                                                          10/31/91       10/31/90       10/31/89 (d)
                                                     -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.24         $10.28         $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                      0.6722         0.6768         0.5637
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                  0.4542        (0.0326)        0.2852

                                                     -------------  -------------  -------------
    TOTAL FROM INVESTMENT OPERATIONS                       1.1264         0.6442         0.8489

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                   0.6746         0.6735         0.5689
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           0.0000         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                           0.0018         0.0106         0.0000
                                                     -------------  -------------  -------------
    TOTAL DISTRIBUTIONS                                    0.6764         0.6842         0.5689

                                                     -------------  -------------  -------------
NET ASSET VALUE, END OF PERIOD                              10.69          10.24          10.28
                                                     -------------  -------------  -------------
                                                     -------------  -------------  -------------
TOTAL RETURN                                               11.17%          6.40%         11.15%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                              $3,748,244     $2,069,435     $1,717,128
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     0.96%          1.42%          1.14%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        6.44%          6.72%          7.35%(b)
PORTFOLIO TURNOVER RATE                                   114.81%         87.71%         40.42%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     2.15%          2.84%          3.40%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        5.25%          5.31%          5.09%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.


                                                                       YEAR           YEAR               YEAR               YEAR
                                                                      ENDED          ENDED              ENDED              ENDED
                                                                   10/31/95       10/31/94           10/31/93           10/31/92
                                                                -----------    -----------        -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $1.00          $1.00              $1.00              $1.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                0.0512         0.0339             0.0250             0.0332
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                            0.0000         0.0000             0.0000             0.0000
                                                                -----------    -----------        -----------        -----------
    TOTAL FROM INVESTMENT OPERATIONS                                 0.0512         0.0339             0.0250             0.0332

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                             0.0512         0.0339             0.0250             0.0332
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                     0.0000         0.0000             0.0000             0.0000
                                                                -----------    -----------        -----------        -----------
    TOTAL DISTRIBUTIONS                                              0.0512         0.0339             0.0250             0.0332

                                                                -----------    -----------        -----------        -----------
NET ASSET VALUE, END OF PERIOD                                        $1.00          $1.00              $1.00              $1.00
                                                                -----------    -----------        -----------        -----------
                                                                -----------    -----------        -----------        -----------
TOTAL RETURN                                                           5.30%          3.28%              2.53%              3.36%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                       $54,714,219    $32,382,552        $14,784,493        $12,395,326
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                0.70%          0.70%              0.70%              0.75%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   5.21%          3.39%              2.51%              3.32%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.16%          1.29%              1.32%              1.09%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   4.75%          2.81%              1.88%              2.98%

                                      -18-


                                                                       YEAR           YEAR             PERIOD
                                                                      ENDED          ENDED              ENDED
                                                                   10/31/91       10/31/90           10/31/89 (d)
                                                                -----------    -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $1.00          $1.00              $1.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                0.0576         0.0737             0.0633
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                            0.0000         0.0000             0.0000
                                                                -----------    -----------        -----------
    TOTAL FROM INVESTMENT OPERATIONS                                 0.0576         0.0737             0.0633

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                             0.0576         0.0737             0.0633
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                     0.0000         0.0000             0.0000
                                                                -----------    -----------        -----------
    TOTAL DISTRIBUTIONS                                              0.0576         0.0737             0.0633

                                                                -----------    -----------        -----------
NET ASSET VALUE, END OF PERIOD                                        $1.00          $1.00              $1.00
                                                                -----------    -----------        -----------
                                                                -----------    -----------        -----------
TOTAL RETURN                                                          13.76%          7.62%             10.05%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                       $14,906,733    $21,405,713        $10,735,032
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                0.81%          0.80%              0.60%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   5.76%          7.57%              8.43%(b)

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.18%          1.33%              1.34%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   5.38%          7.04%              7.69%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC.

                                                                            YEAR              PERIOD
                                                                           ENDED               ENDED
                                                                        10/31/95            10/31/94 (e)
                                                                     -----------         -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $9.50              $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                     0.4436              0.3664
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                 0.3065             (0.6394)
                                                                     -----------         -----------
    TOTAL FROM INVESTMENT OPERATIONS                                      0.7501             (0.2730)

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                  0.4379              0.2287
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          0.0000              0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                          0.1222              0.0000
                                                                     -----------         -----------
    TOTAL DISTRIBUTIONS                                                   0.5601              0.2287

                                                                     -----------         -----------
NET ASSET VALUE, END OF PERIOD                                             $9.69               $9.50
                                                                     -----------         -----------
                                                                     -----------         -----------
TOTAL RETURN                                                                8.31%              -3.25%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                            $18,985,514         $18,279,500
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.50%               1.01%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        4.59%               6.30%(b)
PORTFOLIO TURNOVER RATE                                                    59.53%              43.30%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.89%               2.03%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        4.20%               5.28%(b)

                             PERFORMANCE INFORMATION

     The annual report for the Funds contains additional information about the performance of the Funds, and is available from the Distributor upon request and without charge.

                       INVESTMENT OBJECTIVES AND POLICIES

     The eight Funds described in this Prospectus have different investment objectives that will largely determine the type of investments in each Fund's portfolio. However, there is no assurance that the Funds will achieve their investment objectives. Except for the Real Estate Fund, each Fund's policies, including its investment objective, may be changed without shareholder vote to the extent they are not described in this Prospectus under "Fundamental Policies" or under "Investment Restrictions" in the Statement of Additional Information. The shareholders of the Real Estate Fund must approve a change in the Fund's investment objective.

THE CRABBE HUSON SPECIAL FUND, INC. is an open-end, diversified regulated investment company incorporated under the laws of Oregon on January 29, 1987. It began operations on April 9, 1987.

     The Special Fund seeks long-term growth of capital through a flexible policy of investing in a diversified portfolio of selected domestic and foreign securities representing "special" situations, as described below (principally, common stocks and, secondarily, preferred stocks and bonds). The production of current income is secondary to the primary objective.

     The Special Fund uses a basic value, contrarian approach in selecting its investments. In its selection process, the Fund puts primary emphasis on balance sheet and cash flow analysis and on the relationship between the market price of a security and its value as a share of an ongoing business. This approach, while not unique, contrasts with certain other methods of investment analysis, which rely upon market timing, technical analysis, earnings forecasts, or economic predictions.

     The Special Fund seeks to invest up to 100%, and under normal conditions at least 75%, of its assets in securities of companies that have small (under $1,000,000,000) to medium (from $1,000,000,000 to $3,000,000,000) market capitalization. These investments represent "special" situations or opportunities that arise when companies, whose long-term financial structure is intact, run into short-term difficulties that present an opportunity to buy these companies' stocks at substantial discounts. The Special Fund's basic value approach is based on the Adviser's belief that the securities of many companies often sell at a discount from the securities' estimated theoretical (intrinsic) value. The Fund attempts to identify and invest in such undervalued securities, anticipating that capital appreciation will be realized as the securities' prices rise to their estimated intrinsic value.

     The Special Fund's investment policies are adapted to changing market conditions. The Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation and preservation of purchasing power, and common stocks will usually constitute at least 75% of the Fund's investment portfolio. However, for temporary defensive purposes, the Special Fund may reduce its ownership of common stock if, in the opinion of the Fund, it would be assuming undue risk in its ownership of common stock. In such a situation, the Fund could invest up to 100% of its assets in fixed income securities, cash and cash equivalents. The fixed income securities in which the Special Fund will invest in such a situation shall consist of corporate debt securities (bonds, debentures and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations and U.S. Government and agency obligations. At no time will the Fund have in excess of 20% of its total assets invested in fixed income securities rated below investment grade (BBB by Standard and Poor's ("S&P") and Baa by Moody's Investors Service ("Moody's")) or in excess of 5% of its total assets invested in fixed income securities that are unrated. The maturities of the fixed income securities shall be three years or less.

     The Special Fund may from time to time increase its assets for investment through bank borrowing. Such bank borrowing may be collateralized by pledging the Fund's portfolio securities to the lending bank. In no case will such borrowings exceed one-third of the value of the Fund's total assets immediately after any such borrowing. If, for any reason, the current value of the Special Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

     Using borrowed funds to increase the amount of securities that may be purchased is known as leverage. Investment gains realized with borrowed funds that exceed the interest cost for such borrowings will cause the net asset value of Fund shares to increase more dramatically than would otherwise be the case. On the other hand, leverage can cause the net asset value of Fund shares to decrease more rapidly than normal if the securities purchased with borrowed money decline in value or if the investment performance of such securities does not cover the cost of borrowing.

     By itself, the Special Fund does not constitute a balanced investment plan. Securities that the Adviser believes have the greatest growth potential may be regarded as speculative, and an investment in the Fund may involve greater risk than is inherent in other mutual funds. The Special Fund's focus on small to medium market capitalization stocks may cause it to be more volatile than other funds with different strategies. Because the Fund invests primarily in common stocks, it may be appropriate only for investors who can afford a longer term investment horizon or perspective. For a further description of the risks associated with an investment in the Special Fund, please see "SPECIAL RISK FACTORS TO BE CONSIDERED."

     The Special Fund also intends to sell securities "short." The technique of selling short is subject to certain restrictions, and involves certain risks. See "SPECIAL RISK FACTORS TO BE CONSIDERED--Short Sales."

INVESTMENT RESTRICTIONS

     The Special Fund's investment restrictions prohibit, among other things, the investment of more than 5% of the Fund's total assets in the securities of any one issuer, and prohibit the investment of more than 25% of the Fund's total assets in any one industry (except U.S. Government securities). In addition to common stock, the assets of the Special Fund will sometimes be invested in convertible and nonconvertible preferred stocks and bonds, which may or may not be rated. However, no more than 20% of the Special Fund's total assets may be invested in fixed income or convertible securities which are rated below the fourth highest grade by Moody's and S&P and no more than 5% of the Fund's total assets may be invested in unrated fixed income or convertible securities. It should be noted that obligations rated below the fourth highest grade (Baa by Moody's or BBB by S&P) are considered to have speculative characteristics. See "SPECIAL RISK FACTORS TO BE CONSIDERED." The Special Fund's investment restrictions and policies are more fully described under "FUNDAMENTAL POLICIES" and in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS


     The Special Fund expects to declare and distribute to shareholders each December, substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from securities held by the Fund and capital gains realized from the sale of securities.


     All distributions are paid and reinvested in additional shares of the Special Fund at net asset value at the close of business on the record date, unless the shareholder has elected to receive payments in cash.

THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC. is an open-end, diversified regulated investment company incorporated under the laws of Oregon on December 29, 1993. It began operations on April 4, 1994.

INVESTMENT OBJECTIVE AND POLICIES

     The Real Estate Fund's investment objective is to provide for its shareholders capital appreciation and income. The Real Estate Fund seeks to achieve this objective through a policy of investing in a diversified portfolio consisting primarily of equity securities of REITs and other real estate industry companies and, to a lesser extent, in debt securities of such companies and in mortgage-backed securities.

     The Real Estate Fund uses a basic value, contrarian approach in selecting investments to the extent that such an approach is feasible in the real estate market. In its selection process, the Real Estate Fund puts primary emphasis on balance sheet and cash flow analysis and the relationship between the market price of the security and its value as a share of an ongoing business, and/or on securities which offer a high level of current income. This approach, while not unique, contrasts with certain other methods of investment analysis which rely upon market timing, technical analysis, earnings forecasts, or economic predictions. This Fund frequently focuses on companies or industries that appear to be out of favor with the majority of the investment community.

     Under normal circumstances, at least 75% of the Real Estate Fund's total assets will be invested in equity securities of REITs and other real estate industry companies. For purposes of the Real Estate Fund's investments, a "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, like building supplies or mortgage servicing. The equity securities of real estate industry companies in which the Real Estate Fund will invest consist of common stock, shares of beneficial interests of real estate investment trusts and securities with common stock characteristics, such as preferred stock and debt securities convertible into common stock ("Real Estate Equity Securities"). Real Estate Equity Securities are subject to unique risks. See "SPECIAL RISK FACTORS TO BE CONSIDERED" for a discussion of these risks.

     The Real Estate Fund may also invest up to 25% of its total assets in (a) debt securities of real estate industry companies, (b) mortgage-backed securities, such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs"), and (c) short-term investments (as defined below). For purposes of any investment in debt securities the Real Estate Fund does not intend to invest any of its assets in debt securities that are unrated or that are rated below Baa by Moody's or BBB by S&P. Investing in mortgage-backed securities involves certain unique risks in addition to those associated with investing in the real estate industry in general. These risks include the failure of a counter-party to meet its commitments, adverse interest rate changes and the effect of prepayments on mortgage cash flows and returns. For a more complete discussion concerning mortgage-backed securities, see "SPECIAL RISK FACTORS TO BE CONSIDERED."

     Short-term investments that the Real Estate Fund may invest in consist of the following: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations (including certificates of deposit, time deposits, demand deposits and banker's acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's, or A-1, AA or better by S&P; obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months; and repurchase agreements.

     The Real Estate Fund's investment policies will be adapted to changing market conditions. When as a result of market conditions the Adviser determines that a temporary defensive position is warranted to help preserve capital, the Real Estate Fund may invest up to 100% of its assets in fixed income securities, cash and cash equivalents. The fixed income securities in which the Real Estate Fund will invest in such a situation shall consist of corporate debt securities (bonds, debentures and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations and U.S. Government and agency obligations. The fixed income securities will be rated investment grade or higher (BBB by S&P and Baa by Moody's) and will have maturities of three years or less. When the Real Estate Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective.

     A more complete discussion concerning the investment objectives and policies of the Real Estate Fund is included under "FUNDAMENTAL POLICIES" and in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

     A description of the investment restrictions and policies of the Real Estate Fund is included under "FUNDAMENTAL POLICIES" and in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS


     The Real Estate Fund expects to declare and distribute to shareholders dividends from net investment income on the last business day of each fiscal quarter. Net capital gains realized by the Real Estate Fund, if any, will be declared and distributed each December. The amount distributed will vary according to the income received from securities held by the Real Estate Fund and capital gains realized from the sale of securities.


     All distributions are paid and reinvested in additional shares of the Real Estate Fund at net asset value at the close of business on the record date, unless the shareholder has elected to receive payments in cash.

THE CRABBE HUSON EQUITY FUND, INC. is an open-end, diversified regulated investment company incorporated under the laws of Oregon on August 10, 1988. It began operations on January 31, 1989.

     The Equity Fund seeks long-term appreciation of shareholders' capital. The Equity Fund will seek to achieve this objective by investing in a carefully chosen portfolio consisting primarily of common stock. The Adviser will employ a basic value, contrarian approach in selecting securities for purchase for the Equity Fund's portfolio. It will focus its investments in widely and actively traded stocks with large market capitalizations (primarily in excess of $3,000,000,000). In the selection process, the Adviser places primary emphasis on income statement and balance sheet analysis, and on the relationship between the market price of a security and the Adviser's opinion of its underlying value. This approach contrasts with certain other methods of investment analysis, which rely upon market timing, technical analysis, earnings forecasts or economic predictions. This Fund frequently focuses on companies or industries that appear to be out of favor with the majority of the investment community.

     Under normal market conditions, the Equity Fund intends to have at least 65% of its total assets invested in common stock. The Equity Fund will purchase and hold for investment common stock of both domestic and foreign corporations, and may also purchase convertible and nonconvertible preferred stocks and bonds or debentures. The Fund may invest up to 35% of its total assets in foreign securities. Although the Equity Fund intends to adapt to changing market conditions, the Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation. Therefore, the Equity Fund may be appropriate for investors who can afford a longer term investment horizon or perspective.

     For temporary defensive purposes, the Equity Fund may reduce its ownership of common stock substantially below the 65% level. When, as a result of market conditions, the Adviser determines that a temporary defensive position is warranted to help preserve capital, the Fund may, without limit, invest up to 100% of its assets in fixed income securities, cash, cash equivalents, and money market instruments. The fixed income securities in which the Equity Fund will invest in such a situation shall consist of corporate debt securities (bonds, debentures and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations and U.S. Government and agency obligations. At no time will the Fund have in excess of 20% of its total assets invested in fixed income securities rated below BBB by S&P and Baa by Moody's or 5% of its total assets invested in fixed income securities that are unrated. The maturities of the fixed income securities shall be three years or less. In addition, for defensive purposes, the Equity Fund may purchase or write covered put or call options on individual securities or widely traded stock index futures. See "SPECIAL RISK FACTORS TO BE CONSIDERED."

INVESTMENT RESTRICTIONS

     The Equity Fund's investment restrictions prohibit, among other things, the investment of more than 5% of the Fund's total assets in the securities of any one issuer, and prohibit the investment of more than 25% of the Fund's total assets in any one industry (except U.S. Government securities). The investment restrictions and policies of the Equity Fund are more fully described under "FUNDAMENTAL POLICIES" and in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS


     The Equity Fund expects to declare and distribute to shareholders each December, substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from securities held by the Fund and capital gains realized from the sale of securities.

     All distributions are paid and reinvested in additional shares of the Equity Fund at net asset value at the close of business on the record date, unless the shareholder has elected to receive payments in cash.

THE CRABBE HUSON ASSET ALLOCATION FUND, INC. is an open-end, diversified regulated investment company incorporated under the laws of Oregon on August 10, 1988. It began operations on January 31, 1989.

     The Asset Allocation Fund seeks to provide for its shareholders preservation of capital, capital appreciation and income. The Asset Allocation Fund seeks to achieve these objectives by a flexible policy of investing in a select portfolio of common stocks, fixed income securities and cash or cash equivalents. Depending upon economic and market conditions, the Asset Allocation Fund may invest as little as 20%, or as much as 75%, of its entire portfolio in common stocks. The Adviser will purchase common stocks which, in its opinion, have the greatest potential for capital appreciation. The remaining portion of the portfolio will be invested in fixed income securities, cash, or cash equivalents. The fixed income securities that the Asset Allocation Fund will invest in shall consist of corporate debt securities (bonds, debentures and notes) asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations and U.S. Government and agency obligations. There are no limitations on the average maturity of the Fund's Portfolio of fixed income securities. Securities will be selected on the basis of the Adviser's assessments of interest rate trends and the liquidity of various instruments under prevailing market conditions. For a discussion of the ratings of the fixed income securities to be held by the Fund see "FUNDAMENTAL POLICIES."

     The Adviser will employ a basic value, contrarian approach in selecting purchases for the Asset Allocation Fund's equity portfolio. In the selection process, the Adviser places primary emphasis on income statement and balance sheet analysis, and the relationship between the market price of a security and the Adviser's opinion of its underlying value. This approach contrasts with certain other methods of investment analysis, which rely upon market timing, technical analysis, earnings forecasts or economic predictions. This Fund frequently focuses on companies or industries that appear to be out of favor with the majority of the investment community.

     Many factors will be considered in determining what portion of the portfolio will be invested in stocks, fixed income securities, or cash and cash equivalents. The Adviser will constantly monitor and adjust its weighting of investments in any particular area to adapt to changing market and economic conditions. The Fund's assets will be primarily invested in fixed income securities if it is more likely to meet its objectives through such investments rather than through investments in common stocks. Similarly, the Adviser will primarily invest the Asset Allocation Fund's assets in cash and cash equivalents if in its view market conditions become uncertain, such as in periods of rapidly rising interest rates.

     Since its inception, the Asset Allocation Fund has generally invested its net assets 45% to 55% in fixed income securities, 25% to 45% in common stocks, and 5% to 30% in cash, cash equivalents or other money market instruments. However, for temporary defensive purposes, the Fund may invest up to 100% of its assets in fixed income securities, cash, cash equivalents or other money market instruments. The Asset Allocation Fund may not invest more than 75% of its total net assets in common stocks. For a description of the risks associated with these types of investments, please see "SPECIAL RISK FACTORS TO BE CONSIDERED" in this Prospectus.

     Although it is the general policy of the Asset Allocation Fund to invest for long-term capital appreciation and a modest amount of income, advantage will be taken of opportunities to earn short-term profits if the Adviser believes that such a strategy will benefit the Asset Allocation Fund's overall objective in light of the increased tax and brokerage expenses associated with such a strategy.

INVESTMENT RESTRICTIONS

     The Asset Allocation Fund's investment restrictions include, among others, a prohibition on investing more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities), or 25% of its total assets in a single industry. The investment restrictions and policies of the Asset Allocation Fund are more fully described under "FUNDAMENTAL POLICIES" in this Prospectus and in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS


     The Asset Allocation Fund expects to declare and distribute dividends from net investment income on the last business day of each fiscal quarter. Net capital gains realized by the Asset Allocation Fund, if any, are declared and
distributed each December.   The amount distributed will vary according to the
income received from securities held by the Asset Allocation Fund and capital gains realized from the sale of securities.


     All distributions are paid and reinvested in additional shares of the Asset Allocation Fund at net asset value at the close of business on the record date, unless the shareholder has elected to receive payments in cash.

THE OREGON MUNICIPAL BOND FUND, INC. is an open-end, non-diversified regulated investment company incorporated under the laws of Oregon on October 24, 1983. It began operations on October 3, 1984.

     The Oregon Bond Fund's investment objective is to provide its shareholders with as high a level of income exempt from federal and Oregon income taxes as is consistent with prudent investment management and preservation of capital. The Fund seeks to achieve this objective by investing primarily in a professionally managed portfolio of municipal securities (including private activity bonds), the interest on which, in the opinion of counsel for the issuer, is exempt from federal and Oregon income taxes. It is the Fund's general policy to avoid purchasing bonds on which the interest is subject to the federal alternative minimum tax. The Fund may, however, purchase such bonds when their yield is sufficiently above the yield on bonds not so taxed to compensate for the adverse tax consequences. For purposes of its investment policy, the Fund considers a "bond" to be any municipal debt security.

     Under normal market conditions, at least 80% of the Oregon Bond Fund's total assets will be invested in municipal securities, and at least 65% of its total assets will be invested in municipal bonds issued by the state of Oregon and its political subdivisions, agencies, authorities and instrumentalities. Securities that are subject to the federal alternative minimum tax will not be included in this calculation.

     Municipal securities purchased for the Oregon Bond Fund's portfolio must, at the time of purchase, be "investment-grade" municipal securities, rated no lower than Baa by Moody's or BBB by S&P, or unrated municipal securities which management believes to be comparable in quality to investment-grade municipal securities. If any of the Oregon Bond Fund's securities fall below "investment grade," the Fund will typically dispose of such securities, but it is not required to do so. For a discussion concerning the rise factors associated with municipal securities to be purchased by the Oregon Bond Fund, see "FUNDAMENTAL POLICIES" and "SPECIAL RISK FACTORS TO BE CONSIDERED" in this Prospectus.

     Under normal market conditions, the Oregon Bond Fund may invest up to 20% of its net assets in the following categories of investments:

     1. Municipal securities issued by entities other than the state of Oregon or its political subdivisions, agencies, authorities, and instrumentalities.

     2. Notes of municipal issuers which have, at the time of purchase, an issue of outstanding municipal bonds rated within the four highest grades by Moody's or S&P and which are, if unrated, in the opinion of the Adviser, of a quality comparable to municipal bonds rated in one of the four highest categories by Moody's or S&P.

     3. Temporary investments in fixed income obligations, the interest on which is subject to federal income tax and which may be subject to Oregon income tax. Investments in such taxable obligations will be in short-term (less than one year) securities and may consist of obligations issued or guaranteed by the United States Government, its agencies, instrumentalities or authorities; commercial paper rated Prime-1 by Moody's; certificates of deposit of United States banks (including commercial banks and savings and loan associations) with assets of at least $1 billion or more; and repurchase agreements in respect of any of the foregoing with securities dealers or banks.

     Where market conditions, due to rising interest rates or other adverse factors, would cause serious erosion of portfolio value, the Oregon Bond Fund's assets may, on a temporary basis, as a defensive measure to preserve net asset value, be substantially invested in temporary investments of the types described above. There are specific risks involved in investments in municipal securities, particularly those concentrated among issuers in a specific geographic location. See "SPECIAL RISK FACTORS TO BE CONSIDERED" in this Prospectus and "ADDITIONAL INFORMATION REGARDING CERTAIN INVESTMENTS BY THE FUNDS" in the Statement of Additional Information.

     In the last fiscal year, the average percentage of the Oregon Bond Fund's assets invested in bonds of each rating was:


          AAA            58.74%    Non-rated      14.60%
           AA            18.77%    Cash            1.37%
            A             6.52%


INVESTMENT RESTRICTIONS

     The Oregon Bond Fund has adopted a number of restrictions on the manner in which its assets may be invested. The investment restrictions and policies of the Oregon Bond Fund are more fully described under "FUNDAMENTAL POLICIES" in this Prospectus and in the Statement of Additional Information.

     The Oregon Bond Fund's investment restrictions prohibits it from investing in securities subject to legal or contractual restrictions on resale or in repurchase agreements with a maturity of more than seven days if, as a result of such investment, more than 10% of the Oregon Bond Fund's assets would be invested in illiquid securities, including such agreements. The Oregon Bond Fund's investment restrictions also prohibit it from investing more than 10% of total assets in securities of issuers which, with their predecessors, have a record of less than three years of continuous operation.

DIVIDENDS AND DISTRIBUTIONS

     The Oregon Bond Fund declares dividends from its net investment income each business day. The net investment income for Saturdays, Sundays, and holidays is declared as a dividend on the next business day. Declared income dividends are accrued through the last business day of each month and are distributed on that date. If an investor requests redemption of all the shares in the investor's account at any time during the month, all income dividends declared to the date of redemption are paid, together with the proceeds of the redemption. There is a possibility that shareholders may lose the tax-exempt status on the accrued income of a municipal bond if they redeem their shares before a dividend has been declared. All income dividends will automatically be reinvested in additional shares of the Oregon Bond Fund at the net asset value next determined following declaration of such income dividend, unless an investor has elected to receive dividends in cash.


     Net capital gains realized by the Oregon Bond Fund, if any, will be declared and distributed each December. Capital gains distributions are reinvested in additional shares of the Fund at the net asset value next determined following declaration of such capital gains distribution, unless an investor has notified the Oregon Bond Fund in writing of his election to receive such distributions in cash.


THE CRABBE HUSON INCOME FUND, INC. is an open-end, diversified regulated investment company incorporated under the laws of Oregon on August 10, 1988. It began operations on January 31, 1989.

     The Income Fund seeks to provide shareholders a high level of current income by investing in a diversified portfolio of fixed income securities (such as bonds and notes of corporate and government issuers) and preferred or convertible preferred stock while, at the same time, attempting to preserve capital by varying the overall average maturity of the Income Fund's portfolio.

     There are no limitations on the average maturity of the Income Fund's portfolio. In general, the Income Fund will seek to lengthen the average maturity of its portfolio as interest rates rise, and will shorten the average maturity as interest rates decline.

     The Income Fund invests in a variety of fixed income securities, including domestic and foreign corporate bonds, debentures, convertible bonds and debentures, foreign and U.S. Government securities, preferred and convertible preferred stock, and short-term money market instruments.

     At least 80% of the Income Fund's total assets must be invested in (1) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (2) investment-grade debt securities, including convertible securities and preferred or convertible preferred stock, which are rated "A" or higher by the major recognized bond services (for a description of ratings, see Appendix A); or (3) cash and cash equivalents (such as certificates of deposit, repurchase agreements maturing in one week or less, and bankers' acceptances).

     No more than 20% of the Income Fund's total assets may be invested in fixed income or convertible securities which are rated lower than the fourth highest grade by Moody's and S&P, and no more than 5% of the Income Fund's total assets may be invested in unrated fixed income or convertible securities that may be below investment grade. For a discussion of the fixed income securities and convertible securities to be held by the Income Fund, see "FUNDAMENTAL POLICIES" in this Prospectus It should be noted that obligations rated lower than the fourth highest grade (Baa by Moody's or BBB by S&P), commonly referred to as "junk bonds," are considered to have risks which make an investment in such obligations predominantly speculative. See "SPECIAL RISK FACTORS TO BE CONSIDERED" in this Prospectus.

     It should also be noted that changes in interest rates have an inverse effect on the value of interest-bearing securities such as those the Income Fund intends to purchase. Any interest rate increase will decrease the value of the Income Fund's securities, and therefore its total asset value. This effect typically is more pronounced on securities having longer maturities.

INVESTMENT RESTRICTIONS

     Not more than 5% of the Income Fund's total assets can be invested in the securities of any one issuer, nor can more than 25% of the Income Fund's total assets be invested in the securities of a single industry (excluding U.S. Government securities).

     Not more than 35% of the Income Fund's total assets may be invested in foreign securities. See "SPECIAL RISK FACTORS TO BE CONSIDERED" in this Prospectus. The investment restrictions and policies of the Income Fund are more fully described under "FUNDAMENTAL POLICIES" in this Prospectus and in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

     The Income Fund declares and distributes dividends from its net investment income on the last business day of each month. All income dividends will automatically be reinvested in additional shares of the Income Fund at the net asset value next determined following declaration of such income dividend, unless an investor has elected to receive such payments in cash.


     Net capital gains realized by the Income Fund, if any, will be declared and distributed each December. Capital gains distributions are reinvested in additional shares of the Income Fund at the net asset value next determined following the declaration of such a capital gains distribution, unless an investor has notified the Income Fund in writing of his election to receive such distributions in cash.


THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC. is an open-end, diversified regulated investment company incorporated under the laws of Oregon on August 10, 1988. It began operations on January 31, 1989.

     The U.S. Government Income Fund seeks to provide shareholders with a high level of current income and safety of principal. Shares of the Fund are not issued or guaranteed by the U.S. Government.

     The U.S. Government Income Fund intends to concentrate its investments in direct obligations of the U.S. Government (treasury bills, treasury notes and treasury bonds), which are supported by the full faith and credit of the United States. The U.S. Government Income

Fund may also invest in indirect obligations of the U.S. Government which are debt obligations of various agencies or instrumentalities of the U.S. Government, such as debt obligations issued by the Government National Mortgage Association ("GNMA") or the Federal National Mortgage Association ("FNMA"), which are supported only by the credit of the issuing agency or instrumentality. Under normal circumstances, at least 65% of the value of the U.S. Government Income Fund's assets will be invested in these U.S. Government securities. Certain agency obligations, such as those of GNMA, are subject to prepayment by the issuer and, therefore, to the risk of loss of any premium paid by the U.S. Government Income Fund to acquire them. The U.S. Government Income Fund may invest up to 10% of its total assets in repurchase agreements covering direct obligations of the U.S. Government.

     The U.S. Government Income Fund will generally invest in U.S. Government securities with maturities of less than five years. The U.S. Government Income Fund will purchase securities based generally on the Adviser's assessment of interest rate trends. If the Adviser expects interest rates to rise, the U.S. Government Income Fund may purchase securities with shorter maturities. Conversely, if interest rates are expected to decline, the U.S. Government Income Fund may purchase securities with longer maturities.

     It should be noted that changes in interest rates have an inverse effect on the value of interest-bearing securities such as those the U.S. Government Income Fund intends to purchase. Any interest rate increase will result in a decrease in the value of the U.S. Government Income Fund's securities, and therefore in the U.S. Government Income Fund's total asset value. This effect typically is more pronounced on securities having longer maturities.

INVESTMENT RESTRICTIONS

     The investment restrictions and policies of the U.S. Government Income Fund are more fully described under "FUNDAMENTAL POLICIES" in this Prospectus and in the Statement of Additional Information. These restrictions include, but are not limited to, limiting the portion of the portfolio which may be invested in government securities with maturities of more than five years to 25% of total assets.

DIVIDENDS AND DISTRIBUTIONS

     The U.S. Government Income Fund declares and distributes dividends from its net investment income on the last business day of each month. All income dividends will automatically be reinvested in additional shares of the U.S. Government Income Fund at the net asset value next determined following declaration of such income dividend, unless an investor has elected to receive such payments in cash.


     Net capital gains realized by the Fund, if any, will be declared and distributed each December. Capital gains distributions are reinvested in additional shares of the U.S. Government Income Fund at the net asset value next determined following declaration of such capital gains distribution, unless an investor has notified the U.S. Government Income Fund in writing of his election to receive such distributions in cash.


THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC. is an open-end, diversified regulated investment company incorporated under the laws of Oregon on August 10, 1988. It began operations on January 31, 1989.

     The U.S. Government Money Market Fund is designed to provide investors with a high level of current income while, at the same time, preserving capital and allowing liquidity by investing in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities, and repurchase agreements with respect to those obligations. Shares of the U.S. Government Money Market Fund are not issued or guaranteed by the U.S. Government. It is the U.S. Government Money Market Fund's intent to maintain a constant one dollar per share net asset value, but there is no assurance the Fund will be able to do so.

     The dollar weighted, average maturity of the U.S. Government Money Market Fund's portfolio may not exceed 90 days. The U.S. Government Money Market Fund intends to hold most of the securities in its portfolio until maturity. However, securities may be traded if, in the opinion of the Adviser, increases in current income can be achieved consistent with the objectives and restrictions of the U.S. Government Money Market Fund.

     To achieve its objective, the U.S. Government Money Market Fund invests in short-term money market instruments that are direct or indirect obligations of the U.S. Government and obligations of various agencies or instrumentalities of the U.S. Government, such as obligations issued by GNMA or FNMA. Direct obligations of the U.S. Government are supported by the full faith and credit of the United States, while obligations of instrumentalities or agencies of the U.S. Government are generally supported only by the credit of the issuing agency or instrumentality.

     The U.S. Government Money Market Fund intends to invest in treasury bills which mature within one year of the time of issuance. Historically, these securities have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates. Coupon-bearing securities generate current interest payments, and part of the U.S. Government Money Market Fund's portfolio return may come from reinvesting interest earned on these securities.

     The U.S. Government Money Market Fund also intends to invest in zero-coupon securities. Zero-coupon securities can either be direct or indirect obligations of the U.S. Government. Zero-coupon U.S. Treasury securities are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and generic Trs (Treasury Receipts).

     The U.S. Treasury subsequently introduced its own form of zero-coupon securities called Separate Trading of Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. (Book-entry trading eliminates the bank credit risks associated with broker-dealer sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

     Principal and interest on bonds issued by the Resolution Funding Corporation have also been separated and issued as zero-coupon securities. The U.S. Government and its agencies may issue securities in zero-coupon form. These securities are referred to as "original issue zero-coupon securities."

INVESTMENT RESTRICTIONS

          The investment restrictions and policies of the U.S. Government Money Market Fund are more fully described under "FUNDAMENTAL POLICIES" and in the Statement of Additional Information. These restrictions include the prohibition of purchasing any securities with a maturity greater than one year.

DIVIDENDS AND DISTRIBUTIONS

     The U.S. Government Money Market Fund declares dividends from its net investment income each business day. The net investment income for Saturdays, Sundays and holidays is declared as a dividend on the prior business day. Declared dividends are accrued through the last business day of each month and are distributed on that date. All income dividends will automatically be reinvested in additional shares of the U.S. Government Money Market Fund at the net asset value next determined following declaration of such income dividend.

     Since the U.S. Government Money Market Fund intends to maintain a constant one dollar per share net asset value, it does not anticipate the declaration of capital gains distributions.

                              FUNDAMENTAL POLICIES

     The Funds have adopted a number of fundamental investment policies and restrictions which may not be changed without a vote of the holders of "a majority of the voting shares" of a particular Fund, as defined in the 1940 Act. For a listing of additional policies, see "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

     ISSUER AND INDUSTRY RESTRICTIONS. The Funds' investment restrictions (except for those of the Real Estate Fund and the Oregon Bond Fund) include a prohibition on investing more than 5% of the total assets of any Fund (at the time of the purchase) in the securities of any one issuer. The Real Estate Fund's investment restrictions include a prohibition with respect to at least 75% of its total assets from investing in individual issuers in which it has invested 5% of the value of its total assets, or investing in more than 10% of the outstanding voting securities of a single issuer. These policies, however, do not include investments in U.S. Government securities. Each Fund (except the Real Estate Fund) is also prohibited from investing more than 25% of its total assets in any one industry.


     BORROWING RESTRICTIONS. Each Fund may borrow up to one-third of the value of its total assets, although each Fund, except the Special Fund, can only borrow in case of emergency. Further, each Fund (except the Special Fund) is prohibited from purchasing securities when the total borrowings of the Fund exceed 5% of the total assets.

     FIXED INCOME SECURITIES. The Funds that intend to invest in fixed income securities on a regular basis (the Asset Allocation, Income, and U.S. Government Income Funds) will generally invest 80% or more of any assets being invested in such securities in investment grade securities (those rated BBB or Baa or higher by Moody's or S&P). The Real Estate Fund may invest in debt securities (including convertible debt securities of real estate industry companies), but it does not intend to invest any of its assets in debt securities that are unrated or that are rated below Baa by Moody's or BBB by S&P. In the event a debt security purchased by the Real Estate Fund is subsequently downgraded below Baa by Moody's or BBB by S&P, the Adviser will consider whether the Real Estate Fund should continue to hold the security. No Fund (other than the Oregon Bond
Fund) may invest more than 20% of its total assets in fixed income securities that are either unrated or are rated less than Baa by Moody's or BBB by S&P, or in commercial paper that is rated less than B-1 by Moody's or A- by S&P; not more than 5% of a Fund's total assets may be invested in fixed income securities that are unrated (including convertible stock). Securities rated Baa by Moody's or BBB by S&P are considered medium-grade, neither highly protected nor poorly secured, and they may contain some elements of uncertainty over any great length of time and may have certain speculative characteristics. Securities rated below the fourth highest grade, commonly referred to as "junk bonds," and unrated securities (if the Adviser has deemed these securities to be of a similar credit quality as those securities rated below the fourth highest grade) must be considered predominantly speculative in nature and subject to a significant risk of default as to payments of either principal or interest, or both. Due to its unique nature of maintaining a stable net asset value, the fixed income securities selected by the U.S. Government Money Market Fund must have received the highest rating (Aaa by Moody's and AAA by S&P) from a least two rating agencies (or one if only one has rated the obligation) or have similar credit characteristics if not rated by either of these services. Most of the instruments issued by Federal Farm Credit Agency, The Federal Home Loan Bank and similar agencies are not rated but are believed to be of similar credit quality. A description of the ratings assigned to securities by Moody's and S&P is attached as Appendix A.

     Funds that are permitted to purchase cash equivalents, bank obligations, and money market instruments will apply the same investment criteria to these instruments as are applied to fixed income securities. Bank obligations will be purchased only with respect to banks: (1) that have total assets in excess of one billion dollars;
(2) that are rated A or better by either Moody's or S&P (AA or better with respect to purchases made by the U.S. Government Money Market Fund); or (3) whose deposits are insured by the Federal Depository Insurance Corporation. Each Fund will only invest in securities permitted by the SEC.

     WHEN ISSUED AND/OR DELAYED DELIVERY. All of the Funds may purchase and sell securities on a when-issued and/or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by a Fund, with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When-issued securities are subject to market fluctuations, and no interest accrues to a Fund until the time of delivery. The value of the securities may be less at the time of delivery than the value of the securities when the commitment was made. When a Fund engages in when-issued and delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. To the extent any Fund engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, and not for the purpose of investment leverage. No Fund may commit more than 25% of its total assets to the purchase of when-issued and delayed-delivery securities.

     ILLIQUID SECURITIES. No Fund may invest more than 10% of its total assets in illiquid securities such as repurchase agreements with a maturity in excess of seven days (other than the Real Estate Fund, which may invest up to 15% of its total assets in such securities). All Funds are permitted to engage in repurchase agreements. Repurchase agreements are agreements under which a person purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or maturity of the purchased security. A Fund will engage in repurchase agreements only with banks or broker-dealers whose obligations would qualify for direct purchase by that Fund. A repurchase agreement involves the obligation of the seller to pay an agreed-upon price, which obligation is, in effect, secured by the value of the underlying security. All repurchase agreements are fully collateralized and marked to market daily, and may therefore be viewed by the SEC or the courts as loans collateralized by the underlying security. There are some risks associated with repurchase agreements. For instance, in the case of default by the seller, the Fund could incur a loss or, if bankruptcy proceedings are commenced against the seller, the Fund could incur costs and delays in realizing upon the collateral.

     PUT, CALL OPTIONS. The Special, Real Estate, Equity, Asset Allocation and Income Funds may invest up to 10% of their total assets in put or call options. These Funds may write call options on securities they own or have the right to acquire, and may purchase put and call options on individual securities written by others. No Fund may write an uncovered put or uncovered call option. Purchasing put or call options involves greater risks than buying the underlying security because put and call options expire in a relatively short period of time, which may result in the loss of the entire investment in the put or call option upon expiration. In addition, if a Fund writes a covered call option, that Fund may give up some or all of its opportunity to profit from an increase in the market price of the underlying security.

     INTEREST RATE, STOCK MARKET FUTURES. The Special, Real Estate, Equity, Asset Allocation and Income Funds may invest up to 10% of their total assets in interest rate futures, and the Special, Real Estate, Equity and Asset Allocation Funds may invest up to 10% of their total assets in stock market index futures (other than over the counter). These Funds may invest in futures for hedging, rather than investment purposes and may either purchase or sell futures for hedging purposes. Investments in futures, like purchases of put or call options, involve a greater risk of loss of the entire investment upon expiration than purchases of securities. Investments in futures and options are particularly dependent on the Adviser's ability to accurately predict future yields and prices. If the Adviser is incorrect in its predictions, if a Fund's positions are not well correlated to the securities being hedged, or if a Fund is unable to close out a position due to an illiquid secondary market, the Fund will be exposed to the risk of loss of the entire investment.

     When required by SEC guidelines, each Fund that invests in options, futures or repurchase agreements, or purchases or sells securities on a when-issued or delayed-delivery basis, will set aside liquid assets in a segregated account with the Funds' custodian to secure its potential obligations under those instruments or agreements.

     OTHER INVESTMENT COMPANIES. Each of the Funds other than the U.S. Government Income Fund and the U.S. Government Money Market Fund may invest in the securities of other registered investment companies under the circumstances described under "SECURITIES OF OTHER INVESTMENT COMPANIES" in the Statement of Additional Information, and to the extent permitted under Section 12 of the 1940 Act (currently, no more than 10% of the total assets of a Fund may be so invested, no more than 5% of total assets of a Fund may be invested in the securities of any other single investment company, and no more than 3% of the total outstanding voting stock of an investment company may be purchased). Investments in the securities of other registered investment companies are or may be subject to duplicate expenses resulting from the management of the portfolio investment company as well as those of the acquiring Fund.

     FUNDAMENTAL INVESTMENT POLICY OF REAL ESTATE FUND. Under normal circumstances, the Real Estate Fund intends to invest at least 75% of its total assets in equity securities of REITs and other real estate industry companies; under all circumstances, at least 25% of the Fund's total assets will be invested in such securities. The Real Estate Fund cannot underwrite securities issued by other persons.

                      SPECIAL RISK FACTORS TO BE CONSIDERED

     Each of the Funds has a different investment objective. However, there can be no guarantee or assurance that any of the Funds' investment objectives can or will be met. Each of the Funds is responsible and may be held liable for any material misstatement, inaccuracy or incomplete disclosure in this Prospectus, and the registration statement of which it is part, concerning any of the Funds. Investments of the Funds may involve additional risk, as the Funds may invest in securities of issuers of which the officers and directors, as a group, may own beneficially more than five percent of the securities of that issuer.

     LIMITED OPERATING HISTORY OF REAL ESTATE FUND. The Real Estate Fund began operations on April 4, 1994, and has a limited operating history.

     FOREIGN SECURITIES. Four of the Funds (the Special, Equity, Asset Allocation and Income Funds) may invest up to 35% of their total assets in foreign securities, including securities issued by any foreign government. Such securities may or may not be listed on a recognized domestic or foreign exchange. Moreover, investments in foreign securities may be subject to special, extraordinary risks including, but not limited to, foreign taxes and restrictions, illiquidity, and fluctuations in currency values. In addition, the financial information available regarding issuers of foreign debt securities is frequently not as accurate or complete as would be available for a comparable domestic issuer. See "SPECIAL INVESTMENT RISKS" in the Statement of Additional Information.

     STRIPPED SECURITIES. The U.S. Government Money Market Fund may invest in indirect obligations of the U.S. Government, often called "stripped securities." Such indirect obligations are derivatives of direct U.S. Government obligations. Stripped securities are issued at a discount to their face value and generally experience greater price volatility than ordinary debt securities because of the manner in which the principal and interest components of the underlying U.S. Government obligation are separated. Privately-stripped securities are not directly issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and are therefore not Government Securities as defined in the 1940 Act.

     LEVERAGE. The Special Fund may, from time to time, use borrowed money to increase its portfolio positions. This practice is known as leverage, and it can cause the net asset value of Fund shares to increase or decrease in value more dramatically than would otherwise be the case.

     RESTRICTED SECURITIES. The Real Estate Fund and The Oregon Bond Fund may invest up to 5% of its total assets in "restricted securities" (i.e., securities that would be required to be registered prior to distribution to the public), excluding restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A of the Securities Act of 1933. However, no more than 15% of the Fund's total assets may be invested in restricted securities, including securities eligible for resale under Rule 144A. In addition, the Real Estate Fund may invest up to 15% of its net assets in illiquid investments, which includes "restricted securities," securities that are not readily marketable, repurchase agreements maturing in more than seven days and privately issued stripped mortgage-backed securities ("SMBS") (based upon a determination by the Board that the SMBS is illiquid). The Board of Directors may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. In determining whether a security, including a SMBS, is liquid, the Board shall consider whether the security can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.

     Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor the Real Estate Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

     PUT, CALL OPTIONS, STOCK INDEX FUTURES. The Special, Real Estate, Equity and Asset Allocation Funds may invest up to 10% of their total assets in put or call options and widely traded stock index futures, or write call options on securities the Fund owns or has the right to acquire, or purchase interest rate futures. The Income Fund may also invest up to 10% of its total assets in put or call options, or write call options on securities the Fund owns or has the right to acquire, or purchase interest rate futures. The purchase of any of these instruments can result in the entire loss of the investment in that particular instrument or, in the case of writing covered options, can limit the opportunity to earn a profit on the underlying security. The Funds cannot write uncovered put or call options.

     FIXED INCOME SECURITIES. The Special, Equity, Asset Allocation, Income, U.S. Government Income, and U.S. Government Money Market Funds may invest up to 20% of their total assets in fixed income securities, including convertible securities, that are either unrated or rated below the fourth highest category by Moody's or S&P. Not more than 5% of a Fund's total assets may be invested in fixed income securities that are unrated. Such high-yielding, lower-rated securities present higher risk of untimely interest and principal payments, default, and price volatility than higher-rated securities, and may present problems as to liquidity and valuation. The value of such securities will vary inversely with interest rates, and their value will tend to reflect short-term economic and corporate developments to a greater extent than higher quality fixed income securities.

     INVESTMENT IN REAL ESTATE EQUITY SECURITIES. The Real Estate Fund does not invest directly in real estate, but does invest primarily in Real Estate Equity Securities. Therefore, an investment in the Fund may be subject to certain risks associated with the direct ownership of real estate. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.


     INVESTMENT IN REITS. The Real Estate, Special, Equity and Asset Allocation Funds may invest in real estate investment trusts. For the Special, Equity and Asset Allocation Funds, such an investment would be limited by each Funds' restriction prohibiting it from investing more than 25% of its total assets in any one industry. The Real Estate Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. For federal income tax purposes, REITs attempt to qualify for beneficial tax treatment by distributing 95% of their taxable income. If a REIT is unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and distributions to its shareholders would therefore be reduced.


     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. All REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code of 1986, as amended (the "Code") and failing to maintain their exemptions from the 1940 Act.

     MORTGAGE-BACKED SECURITIES. The Real Estate Fund may invest up to 25% of its total assets in mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and SMBS, and other types of mortgage-backed securities that may be available in the future (collectively, "Mortgage-Backed Securities").

     Mortgage pass-through securities represent participation interests in pools of residential mortgage loans. They are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the GNMA, the FNMA and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). They are also issued by private lenders. GNMA certificates are guaranteed by the full faith and credit of the United States Government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by the FNMA, a federally chartered and privately-owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the United States Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

     CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities. CMOs and REMIC certificates are issued in multiple classes, and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

     Typically, CMOs are collateralized by GNMA, FNMA or Freddie Mac certificates, but they also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

     REMICs are CMOs that qualify for special tax treatment under the Code, and they invest in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts, although the Fund does not intend to invest in residual interests.

     SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class), while the other class will receive all of the principal (the "principal only" class).

     Investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. These risks include the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayment on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     Further, the yield characteristics of Mortgage-Backed Securities, such as those in which the Fund may invest, differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

     Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment, and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities, notwithstanding any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

     SHORT SALES. The Special Fund intends from time to time to sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Special Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore it must subsequently purchase the same security.

     When the Special Fund makes a short sale, it must leave the proceeds from the short sale with the broker, and it must deposit with the broker a certain amount of cash or government securities to collateralize its obligation to replace the borrowed securities which have been sold. In addition, the Fund must put in a segregated account (with the Fund's custodian) an amount of cash or U.S. Government securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Furthermore, until the Fund replaces the borrowed security, it must daily maintain the segregated account at a level so that (1) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short, (2) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short. As a result of these requirements, the Special Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. The amount of the Fund's net assets that will at any time be in the type of deposits described above (that is, collateral deposits or segregated accounts) will not exceed

25%. These deposits do not have the effect of limiting the amount of money that the Fund may lose on a short sale, as the Fund's possible losses may exceed the total amount of deposits.

     The Special Fund will incur a loss as a result of a short sale if the price of a security sold short increases between the date of the short sale and the date on which the Fund purchases a security to replace the borrowed security. The Special Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless, while the latter cannot exceed the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, potential loss is limited to $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value of that security is $50, thereby incurring a loss of $40.

     The Special, Real Estate, Equity, and Asset Allocation Fund may also engage in short sales "against the box." While a short sale is made by selling a security the Special Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

     MUNICIPAL SECURITIES. Because the Oregon Bond Fund intends to focus its investments in Oregon municipal securities, the Fund and the value of its shares will be significantly affected by any economic, political, or regulatory developments that affect the ability of Oregon issuers to pay interest or repay principal on their obligations. Historically, the Oregon economy has been highly dependent on the recession-sensitive forest products industry. Recently proposed federal administrative action that would impose restrictions on the level of timber harvests on federal and private lands, if adopted, and the application of the Endangered Species Act could have a general negative economic effect, particularly in those counties that receive significant direct revenues based on timber harvests. These proposed actions, and the application of the Endangered Species Act, are currently the subject of litigation, and the outcome is unknown.

     Certain municipal securities purchased by the Oregon Bond Fund from Oregon issuers may rely in whole or in part on ad valorem real property taxes as a source of revenue for the payment of principal and interest. There are constitutional and statutory limitations on the issuance of securities payable from tax revenues. In 1990, a voter initiative in Oregon was passed which restricts the ability of taxing entities to increase real property taxes by placing a limit on the property tax rate. This initiative did, however, exempt from the property tax rate limit assessments to pay bonded indebtedness. However, implementation of this limit may adversely impact the property tax revenues of certain issuers of Oregon municipal securities and might have an adverse effect on the market value and marketability of some of the municipal securities (other than general obligation bonds) held in the Fund's portfolio, the Fund's net asset value per share, and the interest income realized by the Fund.

     NONDIVERSIFIED PORTFOLIO; TRADING MARKET FOR PORTFOLIO SECURITIES. The Oregon Bond Fund is a nondiversified investment company, meaning that it is not subject to the provisions of the 1940 Act with respect to diversification of its investments. However, as a matter of fundamental policy, the Fund will not (1) invest more than 25% of its total assets in the securities of any one issuer, or
(2) with respect to at least 50% of its total assets, invest in individual issuers (excluding United States Government securities) in which it has invested 5% of the value of its total assets. For purposes of these limitations, each governmental subdivision (i.e., state, territory or possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities or similar entities) will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and if the securities are backed only by its own assets and revenues. In the case of a private activity bond, if the security is backed only by the assets and revenues of a nongovernmental user, then such nongovernmental user will be deemed to be the sole issuer. However, if a private activity bond or governmental issue is guaranteed by a governmental or some other entity, such guarantee will be considered a separate security issued by the guarantor as well as the nongovernmental user, subject to limited exclusions allowed by the 1940 Act.

     Because the Fund's "nondiversified status" permits the investment of a greater portion of the Fund's assets in the securities of individual issuers than would be permissible under a "diversified status," the Fund's shareholders are considered to be subject to a greater degree of risk. The Fund reserves the right to operate as a diversified investment company if such a course appears desirable in the opinion of the Board of Directors; in that event, 75% of the Fund's total assets would have to be invested in securities issued by entities in which the Fund had not invested 5% or more of its total assets.

     With the exception of general obligation securities issued by the state of Oregon, most issues of municipal securities in Oregon are relatively small in size. Due to the small size of some issues, only a limited trading market in the securities develops following their issuance. When there is only a limited trading market for a particular security, a small change in the supply of or demand for that security can result in a relatively large change in the market price of the security. If the Oregon Bond Fund is required to sell portfolio securities for which there is only a limited trading market, the market value of such securities (and of securities which are part of the same issue which are retained in the Fund's portfolio) could be adversely affected, which could result in a decrease in the net asset value of the Fund's shares. In order to enhance the liquidity of the Fund's portfolio, a portion of its assets will be maintained in general obligation securities of the state of Oregon and in other issues for which an active trading market is expected to be maintained. The Fund expects that approximately 25% of its net assets will normally be invested in general obligation securities of the state of Oregon. A portion of the Oregon Bond Fund's assets may also be invested, on a temporary basis, in assets other than municipal securities in order to increase the liquidity of the Fund's portfolio. However, there is no assurance that these strategies will completely eliminate the risks associated with investing in municipal securities for which only a limited trading market exists.

                             MANAGEMENT OF THE FUNDS

     The Funds are managed by their Boards of Directors, and all powers and authorities are exercised by or under the direction of the Boards of Directors.


     The Adviser is the investment adviser to the funds under investment advisory agreements originally dated September 27, 1988 for the Special, Equity and Oregon Bond Funds, August 7, 1988 for the Asset Allocation, Income, U.S. Government Income and U.S. Government Money Market Funds and March 4, 1994 for the Real Estate Fund. The Adviser was incorporated in 1980 and has been engaged in the business of providing investment advice since July 1, 1980. The address of the Adviser is 121 S.W. Morrison, Suite 1415, Portland, Oregon 97204, mailing address: P.O. Box 6559, Portland, Oregon 97228-6559. The Distributor of the Funds, is affiliated with the Adviser.



     James E. Crabbe and Richard S. Huson are controlling shareholders of the Adviser. Together, they own 100% of the stock of the Distributor of the Funds.


     James E. Crabbe and Richard S. Huson are primarily responsible for the day-to-day management of the Adviser. Mr. Crabbe is President and a Director of the Adviser and Mr. Huson is Secretary and a Director. Mr. Crabbe and Mr. Huson have been primarily responsible since the inception of the Adviser. Both Mr. Crabbe and Mr. Huson have served in various management positions with the Adviser since 1980.

     Each Fund pays the Adviser a fee for its services that accrues daily and is payable monthly. Fees are based on a percentage of the average daily net assets of each Fund, as set forth below:

                                  SPECIAL FUND
                                REAL ESTATE FUND
                                   EQUITY FUND
                              ASSET ALLOCATION FUND

          Net Asset Value               Annual Rate
          ---------------               -----------

          First $100 million                  1.00%
          Next  $400 million                  0.85%
          Amounts over $500 million           0.60%

                                   INCOME FUND

          First $100 million                  0.75%
          Next  $400 million                  0.60%
          Amounts over $500 million           0.50%

                                OREGON BOND FUND
                           U.S. GOVERNMENT INCOME FUND
                        U.S. GOVERNMENT MONEY MARKET FUND

          First $500 million                  0.50%
          Next $500 million                   0.45%
          Amounts over $1 billion             0.40%


Fees paid by the Special, Real Estate, Equity, Asset Allocation and Income Funds are higher than those paid by most other mutual funds, although the fees charged by these Funds are comparable to mutual funds with similar objectives and policies. The Adviser has undertaken to reimburse a Fund or to waive all or a portion of its management fee to the extent that the total operating expenses exceed a stated percentage per annum of a Fund's net asset value in effect with respect to each Fund. This undertaking may be canceled upon 30 days written notice. Additionally, many states require that mutual funds meet certain expense limitations. The Funds, their Adviser, Distributor, and Transfer Agent intend to qualify, meet, or conform to any individual state requirements while the Funds are registered in that state.



     On September 6, 1995, the shareholders of the Real Estate Fund approved a Subadvisory Agreement among the Adviser, the Real Estate Fund and Aldrich, Eastman & Waltch, L.P. ("AEW"). Pursuant to the Subadvisory Agreement, AEW will be responsible for the day-to-day investment management of the Real Estate Fund, subject to the overall supervision of the Adviser and the Real Estate Fund's Board of Directors.



     AEW is a registered investment adviser founded in 1981. AEW is dedicated exclusively to building and managing real estate investment portfolio for institutional investors. AEW currently manages approximately $4.4 billion in assets.



     The general partner of AEW is AEW Holdings L.P. ("AEW Holdings"). The general partner of AEW Holdings is Aldrich, Eastman & Waltch, Inc. ("AEW INC"). The Shareholders of AEW INC include certain current and former executive employees of AEW. AEW's business address is 225 Franklin Street, Boston, MA 02110-2803.



     As compensation for its services, the Adviser will pay to AEW, at the end of each calendar month, a fee equal to the greater of (a) 37.5% of one percent of the average daily net asset value of the Fund (the "ADNAV") up to the first $100 million of net asset value, 31.88% of one percent of the ADNAV for the next $400 million of net asset value, and 22.5% of one percent of the ADNAV for amounts in excess of $500 million of net asset value, or (b) 50% of the actual fees paid by the Fund to the Adviser. The fee paid by the Adviser will not increase any of the fees incurred by the Fund, and will not affect the Adviser's agreement, terminable on 30 days' notice, to waive certain of its fees and/or reimburse expenses.


     The Funds' Distributor pays the marketing expenses of the Funds. A certain portion of these expenses may be borne by the Funds under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. See "HOW TO INVEST IN THE FUNDS" in this Prospectus. The Funds bear all other expenses incurred in their operation as they are incurred, other than those assumed by the Adviser or Distributor.


     Management of the Special Fund portfolio is handled on a day-to-day basis by a team consisting of James E. Crabbe and John W. Johnson. Mr. Crabbe is coordinator of the team. Mr. Crabbe has served in various management positions with the Adviser since 1980. Mr. Crabbe has managed the Special Fund's portfolio since January 1, 1990. Prior to joining the Adviser, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Between August, 1988 and November 1991, Mr. Johnson was Director of Equity Investments for Kennedy Associates.



     The Oregon Bond, Income, U.S. Government Income and U.S. Government Money Market Funds are managed on a day to day basis by a team consisting of Mr. Huson and Garth R. Nesbit. Mr. Huson is the coordinator of the team. Mr. Nesbit joined the Adviser in April, 1995. Between February, 1993 and March, 1995 Mr. Nesbit worked for Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio. Prior to joining Capital Consultants, Inc., Mr. Nesbit was a Vice President and the fixed income portfolio manager at Lincoln National Investment Management.



     The Equity and Asset Allocation Fund portfolios are managed on a day-to-day basis by a team consisting of John E. Maack, Jr., Marian Kessler, John Anton and Mr. Huson. Mr. Huson is the coordinator of the team. Mr. Maack has been employed as a portfolio manager and securities analyst by the Adviser since 1988. Ms. Kessler joined the Adviser in August, 1995. From September, 1993 until July, 1995, Ms. Kessler was a portfolio manager with Safeco Asset Management. Between August, 1986 and June, 1993, Ms. Kessler was an equity analyst for IDS Financial Services. She brings more than 10 years experience to the team. Mr. Anton joined the Adviser in June, 1995. Prior to joining the Adviser, Mr. Anton served 17 years as Chief Investment Officer, Portfolio Manager at Financial Aims Corporation.

     The Funds have retained State Street Bank and Trust Company ("State Street") to provide administrative services to the Fund. Such services relate to accounting, operations and compliance. For such services, the Funds have agreed to pay State Street a fee based on the total Fund assets managed by the Adviser. The fee shall be as follows: first $500 million managed by Adviser -
 .06%; next $500 million - .03%; thereafter - .01%. Each Fund pays its pro rata share of such fee.


                                 CONTROL PERSONS


     As of December 20, 1995, Enele Co. owned 50.82% of the outstanding shares of the Real Estate Fund and 29.28% of the outstanding shares of the U.S. Government Money Market Fund, and Charles Schwab & Co. Inc. owned 33.61% of the outstanding shares of the Special Fund and 25.77% of the outstanding shares of the Equity Fund. No person owned, directly or indirectly, 25% or more of the voting securities of any other Fund. Enele Co. and Charles Schwab & Co. Inc. holds these shares as nominee for independent investors. These independent investors, who are the beneficial owners of the shares owned by Enele Co., exercise complete voting control over the shares. The Funds have no record concerning the actual share ownership of these beneficial owners.


                                 NET ASSET VALUE

     The net asset value per share of each Fund is determined as of 4 p.m., Eastern Time, on each day during which securities are traded on the New York Stock Exchange (the "NYSE"). The net asset value per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

     The U.S. Government Money Market Fund will value its assets using the amortized cost method by adjusting the cost of each debt security for amortization of discount or premium and accrued interest (unless unusual circumstances indicate that another method of determining fair value should be considered by the Directors of the U.S. Government Money Market Fund). The Fund's Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the net asset value of the shares of the U.S. Government Money Market Fund at one dollar per share. The U.S. Government Money Market Fund intends to maintain its net asset value at a constant one dollar per share, although there is no assurance that it will be able to do so. See "U.S. GOVERNMENT MONEY MARKET FUND" in the Statement of Additional Information.

     The value of securities listed or traded on a registered securities exchange are valued at the last sale price on the day of the computation. This includes over-the-counter securities for which last sale information is available. Where last sale information is not available, the best bid price will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. Such valuations and procedures will be reviewed periodically by the Board of Directors. The Funds may retain the services of an outside pricing service to value their portfolio securities.

                 WHEN TRANSACTIONS ARE RECORDED IN YOUR ACCOUNT

     Your trade date is the date when transactions are recorded in your account. Your shares are purchased, redeemed or exchanged at the net asset value determined on your trade date.

     If your purchase, redemption or exchange is received in good order by the Transfer Agent prior to 4 p.m., Eastern Time, or the close of business on the NYSE, whichever is earlier, your trade date is the date of receipt. If your purchase, redemption or exchange is received in good order after 4 p.m., Eastern Time, or the close of business on the NYSE, whichever is earlier, your trade date is the next business day.

                           HOW TO INVEST IN THE FUNDS

     All of the Funds (with the exception of the Oregon Bond Fund) are designed so that shareholders have the option of making fund investments within or outside of tax-advantaged retirement accounts. The Oregon Bond Fund is only available for investment outside of a tax-deferred retirement plan.

     Crabbe Huson Securities, Inc. (the "Distributor"), Portland, Oregon, an affiliate of the Adviser and a corporation organized under the laws of Oregon, is the distributor of the Funds' shares.

     Shares of the Funds are offered continuously with no sales load at their next determined net asset value after receipt of an order with payment by the Transfer Agent. The Funds' shares are offered by the Distributor directly to the public or through broker-dealers who enter into sales agreements with the Distributor. Each Fund reserves the right to reject any order to purchase shares.

     MINIMUM INVESTMENT: The minimum initial investment in any Fund is $2,000. Individuals who establish an Individual Retirement Account ("IRA") using an IRA plan available through the Transfer Agent must make a minimum initial investment of $2,000. Additional investments in any Fund must be in amounts of at least $500, unless the investor is enrolled in an automatic investment program such as the "Invest-O-Matic" program described below. Additional investments should always be identified by the shareholder's name, Fund, and account number. For investors enrolled in "Invest-O-Matic," additional investments of as little as $100 can be accepted by the Funds. The Adviser, in its sole discretion, may waive any minimum purchase requirements. The Funds reserve the right to vary the initial and subsequent investment minimums at any time. The Funds will provide shareholders with written notice of any such change.

     INVESTING BY CHECK OR CRABBE HUSON INSTANT ACCESS: Investors who desire to purchase shares directly from the Funds by check should follow these instructions.



     - INITIAL INVESTMENT: Complete the Account Application. Be sure to indicate the Fund(s) in which you want to invest and the dollar amount you want to invest by Fund. As noted on the Application, please make a separate check payable to each Fund. Mail your check together with your completed account application to the following address:



               Crabbe Huson Funds
               P.O. Box 8413
               Boston, MA  02266-8413


Should you wish to overnight mail your investment, please use the following address:


               Crabbe Huson Funds
               Two Heritage Drive
               Quincy, MA  02171


     -    SUBSEQUENT INVESTMENTS:


          By check. Detach and complete the stub attached to your statement. Make a separate check payable to each Fund, write your shareholder account number on your check, and include your investment stub(s) or a note designating how the amount of your check is to be invested by Fund and indicating your account number. A charge may be imposed if any check used for investment does not clear.



          By Crabbe Huson Instant Access. An investor who desires to purchase additional shares may also do so by calling (800) 235-2442 and using the Fund's "INSTANT ACCESS" automated information service. The purchase will occur the following business day. Only investors who have provided current ACH bank information and authorizations can utilize this service.


     In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Funds will only accept a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank. The name of the U.S. correspondent bank must be printed on the face of the check.

     INVESTING BY WIRE: The Transfer Agent will accept wire orders for purchase of the Funds' shares prior to 4 p.m., New York time. A wire purchase will be made at the offering price based on the next calculation of net asset value of the shares after the purchase order has been received by the dealer. Any dealer submitting an order is obligated to do so promptly. The following wire instructions should be followed and include your investment account number and your investor shareholder registration.



               State Street Bank & Trust Co.
               225 Franklin Street
               Boston, MA  02110
               ABA No. 011 0000 28
               FOR CREDIT:  Crabbe Huson
               DDA No. 99051039


     Since the U.S. Government Money Market Fund and the U.S. Government Income Fund invest in obligations normally requiring payment in Federal Funds, purchase orders will not be processed unless received in Federal Funds or until converted by or paid to the Fund in Federal Funds. Shares in these two funds are purchased on the day Federal Funds are received by the Funds at the next determined net asset value. Checks or negotiable U.S. drafts may require up to three business days to convert to Federal Funds. Checks drawn on banks that are not members of the Federal Reserve system may take up to four business days to convert into Federal Funds. Prior to conversion into Federal Funds, funds will not be invested. Information about Federal Funds is available from any bank that is a member of the Federal Reserve System.


     RETIREMENT AND QUALIFIED PLANS: Investors may invest in any of the Funds (except the Oregon Bond Fund) through the Crabbe Huson IRA Pension. Investments in the Funds may also be made in connection with established retirement plans. For further information on these plans, call the Transfer Agent at (800) 541-9732.



     In addition, an authorized broker-dealer may offer various tax deferred retirement plans, including 401(k) plans or "tax sheltered accounts" under section 403(b)(7) of the Internal Revenue Code. Investments in the Funds may also be made in connection with established retirement plans. For further information regarding these plans, contact your broker-dealer. If you are considering adopting such a plan, you should consult with your own legal or tax adviser, with respect to the establishment and maintenance of such a plan.


     INVESTING THROUGH AN AUTHORIZED BROKER-DEALER: Fund shares are offered without a front end sales load through selected broker-dealers who have entered into sales agreements with the Distributor. Investors should contact an authorized broker-dealer directly for appropriate purchase instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by them. It is the responsibility of dealers to transmit such orders promptly.

     CERTIFICATES: The issuance of shares is recorded on the books of the Funds in full and fractional shares carried to the third decimal place. To avoid additional operating costs, and for investor convenience, share certificates are not issued.


     SALES LOAD AND 12B-1 FEES: There is no front end sales load charged with respect to any of the Funds. However, although there are no sales charges levied directly by the Funds, approved broker-dealers or other intermediaries, including financial institutions, may charge the investor a transaction-based fee or other fees at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Funds, the Distributor, or the Adviser.



     Each Fund has adopted a distribution plan pursuant to rule 12b-1 under the 1940 Act (the "Plans"). Under the Plans, the Distributor is entitled to reimbursement for its actual expenses incurred in the distribution and promotion of the Funds' shares, and the Funds may reimburse directly broker-dealers, investment advisers and others that actively promote the sale of Fund shares. These expenses include, but are not limited to, expenses incurred in the printing of prospectuses and statements of additional information for persons other than then-current shareholders, expenses related to preparation and printing of sales literature, and other distribution-related expenses. A portion of the expenses reimbursed and paid to the Distributor are paid by the Distributor on a quarterly basis to broker-dealers that have entered into sales agreements with the Distributor, and may be paid to investment executives of the Distributor. Total payments pursuant to the Plans is computed separately for each Fund, and may not exceed .25% per annum of the average daily net assets of each respective Fund. Distribution expenses that are not allocable to a specific Fund are allocated to a Fund based on the percentage of new accounts established to purchase shares in that Fund during the fiscal year.


     In the event expenses for a Fund in any one year exceed the maximum reimbursable under the Plan, such expenses may not be carried forward to the following year. The Funds cannot be charged for any financing charges on any unreimbursed expenses payable pursuant to the Plans.

                             HOW TO SELL YOUR SHARES


     Shares of the Funds may be redeemed at any time without charge at the net asset value per share next determined after receipt by the Fund's Transfer Agent of a redemption request in proper form from the investor. Payment for all shares redeemed, except shares of the U.S. Government Money Market Fund, will be made by a Fund within seven days after receipt of a redemption request in proper form except (as outlined by the 1940 Act) during a period when 1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, 2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or 3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.


     Payment for redemptions of shares of the U.S. Government Money Market Fund will be made on the day after your trade date. See "WHEN TRANSACTIONS ARE RECORDED IN YOUR ACCOUNT." Shares of the U.S. Government Money Market Fund may be redeemed in response to a redemption request, as set forth above, or by using share drafts. Share drafts will be provided through the U.S. Government Money Market Fund's bank, will be subject to the bank's rules and regulations, and may be negotiated by shareholders of the U.S. Government Money Market Fund much like a check is negotiated. However, share drafts are not "checks," and the bank's intermediary status does not create an "account" between the shareholder and the bank. Share drafts will be honored only if made payable for amounts of $500.00 or more.


     When a request for redemption is made shortly after the purchase of shares, the Funds will not distribute the redemption proceeds until the check(s) received for the shares purchased has cleared. Under such circumstances, it may take as long as 15 days for a shareholder to receive the proceeds of a redemption. Investors may avoid such delays by purchasing shares of the Funds with a certified or cashier's check or by investing by wire.


     The market value of the securities in the Funds' portfolios is subject to daily fluctuations, and the net asset value of the Funds' shares change accordingly. The U.S. Government Money Market Fund will attempt to maintain its net asset value at a constant one dollar per share. However, there is no assurance that it will be able to do so.

     REDEMPTION BY MAIL: To be in proper form, written requests for redemption must 1) state the total dollar value of shares or the total number of shares to be redeemed, 2) provide the investor's account number, and 3) be signed by each registered owner exactly as the shares are registered. If the proceeds of the redemption (a) exceed $15,000, (b) result from a 100% redemption of the account,
(c) are to be paid to a person other than the record owner, (d) are to be sent to an address other than the address on the Transfer Agent's records, or (e) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union that is a participant in the STAMP and Medallion signature program. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees, or guardians. A redemption request will not be deemed to have been submitted until the Transfer Agent receives all required documents in proper form. All documents and correspondence concerning redemptions should be sent to the Funds' Transfer Agent at the following address:



          Crabbe Huson Funds
          P.O. Box 8413
          Boston, MA  02266-8413


Redemptions may also be requested by telephone. See "Redemption or Exchange by Telephone." Depending on the purchase price or other tax basis of the shares redeemed, the investor may realize a capital gain or loss on each redemption.


     Should you wish to receive instructions on how to obtain your funds by wire, please call the Transfer Agent at (800) 541-9732.


     INVOLUNTARY REDEMPTION: In order to reduce expenses of the Funds, a Fund may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, in any Fund account which has a net asset value of less than $2,000 due to a redemption. The relevant Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption.


     A Fund may also compel the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined by the Internal Revenue Code.



     REDEMPTIONS (BY SECURITIES DEALERS): The Funds accept redemption orders by telephone from securities dealers who have entered into sales agreements with the Distributor. Such redemption orders should be placed by the dealer with the Transfer Agent. Shares will be redeemed at the net asset value determined on a shareholder's trade date. Except with respect to shares of the U.S. Government Money Market Fund, the seven-day period within which the proceeds of the redemption will be sent to the shareholder or shareholder's dealer will begin on the day of the net asset value calculation, unless the Transfer Agent has not received a written request in proper form from the dealer by the seventh day. In that event, the proceeds of the redemption will be sent to the shareholder or the shareholder's dealer immediately upon the Transfer Agent's receipt of the written request in proper form. Payment for redemptions of shares of the U.S. Government Money Market Fund will be made on the day following the trade date. Dealers are responsible for the prompt transmittal of redemption orders to the Transfer Agent. Dealers not affiliated with the Funds may charge a fee for handling redemptions.


                           HOW TO EXCHANGE YOUR SHARES

     The proceeds from the redemption of shares of any of the Funds may be used to purchase shares of any of the other Funds on the shareholder's trade date. See "WHEN TRANSACTIONS ARE RECORDED IN YOUR ACCOUNT."

     BEFORE MAKING AN EXCHANGE TO ANOTHER FUND, THE INVESTOR SHOULD READ THE PORTIONS OF THIS PROSPECTUS RELATING TO THE FUND OR FUNDS INTO WHICH SHARES ARE BEING EXCHANGED.

     The exchange of shares of one Fund for shares of another Fund is treated for federal and state income tax purposes as a sale on which an investor may realize a capital gain or loss.

     In order to protect shareholders from investors that may abuse the exchange privilege to the detriment of the Funds and their shareholders, each Fund reserves the right to terminate or modify the exchange privilege applicable to all shareholders at any time upon 60 days' notice. This exchange privilege may be temporarily or permanently suspended with respect to any shareholder that engages in more than ten exchanges in any 12-month period.

     Any written exchange request, in proper form, may be mailed to the Transfer Agent at the following address:


          Crabbe Huson Funds
          P.O. Box 8413
          Boston, MA  02266-8413


Should you wish to overnight mail your redemption request, please use the following address:


          Crabbe Huson Funds
          Two Heritage Drive
          Quincy, MA  02171

                       REDEMPTION OR EXCHANGE BY TELEPHONE

     All or part of an investor's account may be redeemed or exchanged for shares in another Fund by telephone if the investor has completed and placed on file with the Transfer Agent the appropriate authorization.





     The Funds and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized.
The failure of any of the Funds to do so may result in the Fund being liable for losses due to unauthorized or fraudulent telephone transactions. However, the Funds and the Transfer Agent will not be liable for executing telephonic instructions that are deemed to be authorized after following reasonable procedures. The Funds have instituted an "Instant Access" Automated Information Service which allows an investor to make redemptions and exchanges by telephone by use of a 4-digit Personal Identification Number.



     Telephone redemptions and exchanges may be made by calling the Crabbe Huson "Instant Access" number, (800) 235-2442. Using the "Instant Access" system, an investor may redeem by check or by ACH Redemption. If an investor redeems by check, he or she must have on file with the Funds Transfer Agent the appropriate authorization. The check will always be mailed to the address listed on the account. The daily maximum redemption is $100,000. An investor can make an ACH redemption by telephone if an appropriate telephone authorization and current ACH bank information are on file with the Funds' Transfer Agent .



     An investor may make an exchange from one fund to another within the same account provided you have the appropriate telephone authorization on file with the Funds Transfer Agent.


     Exchanges or redemptions by telephone may become difficult or impossible to effect during periods of severe economic or market changes. If a shareholder is unable to reach the Funds by telephone, redemptions or exchanges may be effected either through the broker-dealer from which the shares were purchased, or by sending a written redemption or exchange request in proper form by mail directly to the Funds' Transfer Agent at the following address:

          Crabbe Huson Funds
          P.O. Box 8413
          Boston, MA  02266-8413


Should you wish to overnight mail your redemption request, please use the following address:


          Crabbe Huson Funds
          Two Heritage Drive
          Quincy, MA  02171


                             ALLOCATION OF BROKERAGE


     The Adviser is responsible for the overall management of the portfolio of each Fund and determines which brokers will execute the purchases and sales of the portfolio securities. The Adviser's foremost responsibility is to place orders so as to achieve prompt execution at the most favorable price. However, the Adviser may place orders with brokers that provide special brokerage and research services, with brokers that promote the sale of the Funds' shares, or with brokers that agree to pay designated Fund expenses. The Adviser is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amounts which another broker might have charged for effecting the same transaction.


     A broker affiliated with the Adviser may be employed to execute brokerage transactions on behalf of the Funds, as long as commissions paid are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Additional information about portfolio brokerage is included in the Statement of Additional Information.

                            SPECIAL INVESTOR SERVICES


     SHAREHOLDER INQUIRIES: Inquiries regarding specific information that cannot be handled directly through an authorized broker-dealer of the Fund can be directed to the Transfer Agent at the Crabbe Huson Funds, P.O. Box 8413, Boston, MA 02266-8413. The Transfer Agent's toll-free telephone number is (800) 541-9732.


     APPLICATIONS: Applications for all of the Funds and the special programs listed below are available through authorized broker-dealers or through the Funds' Transfer Agent at the address and phone number listed above.

     THE CRABBE HUSON IRA (INDIVIDUAL RETIREMENT ACCOUNT): Certain individuals who earn income may establish an Individual Retirement Account using an IRA plan adopted by the Fund. These individuals may invest up to the lesser of $2,000 or 100% of the individual's annual earnings in shares of the Funds. The plan is also available for a Spousal IRA, transfer of an existing IRA, and for certain rollover contributions from other qualified plans.

     INVEST-O-MATIC: With Invest-O-Matic, a shareholder may make regular monthly purchases of the Fund's shares in amounts as little as $100 via an automatic debit to a bank account. Invest-O-Matic accounts may be modified or terminated by the shareholder at any time.

     GROUP INVESTMENT PLAN: Group Investment Plans are available for the purchase of Fund shares by employee or other groups, using systematic payroll deductions or other systematic payment arrangements. The Funds may, depending upon the size of the plan, waive their minimum, initial and additional purchase requirements.


     CRABBE HUSON "INSTANT ACCESS": By calling (800) 235-2442, a current investor can receive account information, purchase, redeem and exchange Fund shares. See "HOW TO INVEST IN THE FUNDS" and "REDEMPTION OR EXCHANGE BY TELEPHONE."


                           SYSTEMATIC WITHDRAWAL PLAN

     A shareholder owning shares of any Fund with a total value of not less than $5,000 may participate in a systematic withdrawal plan providing for fixed payments to such shareholder of $100 or more at regular monthly intervals (the "Systematic Withdrawal Plan"). The shareholder may realize a capital gain or loss on each fixed-amount payment. Additional information concerning the Systematic Withdrawal Plan is set forth in the Statement of Additional Information. Shareholders desiring to participate in the Systematic Withdrawal Plan may do so by completing and submitting the appropriate application to the Transfer Agent. The Systematic Withdrawal Plan is voluntary and may be terminated at any time by the shareholder.

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT


     Investor's Fiduciary Trust Co., 127 West 10th Street, Kansas City, Missouri 64105, as Custodian of the cash and securities of each of the Funds.



     State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, 800-541-9732, acts as Transfer Agent and Dividend Disbursing Agent for each of the Funds. The Transfer Agent uses Boston Financial Data Services as its servicing agent in carrying out the Transfer Agent's responsibilities to the Funds. The Funds may also enter into agreements with various broker-dealers and financial institutions to act as sub-transfer agents with respect to their customers who invest in the Funds.

                         LENDING OF PORTFOLIO SECURITIES


     The Funds may loan portfolio securities to broker-dealers or other institutional investors if at least 100% cash (or cash equivalent) collateral is pledged and maintained by the borrower. The Funds believe that the cash collateral would minimize the risk of lending their portfolio securities. Such loans of portfolio securities may not be made if the aggregate of such loans would exceed 20% of the value of a Fund's total assets. If the borrower defaults, there may be delays in recovery of loaned securities or even a loss of the securities loaned, in which case the Funds would pursue the cash (or cash equivalent) collateral. While there is some risk in loaning portfolio securities, loans will be made only to firms or broker-dealers deemed by the Adviser, in consultation with the Adviser, to be of good standing and will not be made unless, in the judgment of the Adviser the consideration to be earned from such loans would justify the risk. For additional disclosure, see "INVESTMENT RESTRICTIONS - LOANS OF PORTFOLIO SECURITIES" in the Statement of Additional Information.


                               PORTFOLIO TURNOVER

     The Funds generally do not trade in securities with the goal of obtaining short-term profits, but when circumstances warrant, securities will be sold without regard to the length of time the security has been held.

     The Funds anticipate that, except in periods of unusual market conditions, their annual portfolio turnover (the lesser of purchase or sales of portfolio securities for the year divided by the monthly average of the value of the portfolio securities owned by the Funds during the year) will generally range between 20 and 150%, although Funds with smaller portfolios may have portfolio turnover in excess of this range. A higher portfolio turnover rate may involve correspondingly greater transaction costs, which would be borne directly by the Funds, as well as additional realized gains and/or losses to shareholders.

                                      YIELD

     The SEC has imposed a number of rules and policies regarding the calculation of yield. The Funds intend to continually comply with these rules and policies in their quotation of yield. For an explanation of the method of yield calculation, see "Yield and Performance" in the Statement of Additional Information.

                                      TAXES

     The Funds individually intend to qualify each year as "regulated investment companies" under the Internal Revenue Code so they will not pay federal taxes on either income or capital gains distributed to shareholders, although there can be no assurance that they will so qualify.

     The Funds would be subject to a 4% excise tax on a portion of their undistributed income if they fail to meet certain annual distribution requirements. The Funds intend to make distributions in a timely manner and, accordingly, do not expect to be subject to the excise tax.


     For federal income tax purposes, all Fund distributions (except distributions from the Oregon Bond Fund) are reportable as adjusted gross income whether a shareholder elects to take them in cash or reinvest them in additional shares of the Funds.


     Distributions representing net investment income (including short-term capital gains) are taxable as ordinary income. Distributions derived from net long-term capital gains that are properly designated by the Funds as such will be taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares.

     Under the Revenue Reconciliation Act of 1993 (the "Act"), potentially favorable income tax treatment on distributions representing long-term capital gains has been restored, effective for tax years beginning after 1992. Under the Act, ordinary income may be taxed at marginal rates significantly (up to 11.6%) higher than the marginal rate at which long-term capital gains are taxed. Accordingly, distributions representing net long-term capital gains may be subject to a reduced rate of tax to shareholders.

     The Special Fund may engage in short sales of securities. In general, a short sale is a contract for the sale of a security that the seller does not own or does not desire to transfer. The seller, therefore, borrows the security to be delivered to the buyer. At a later date, the seller either (i) purchases an identical quantity of the same security previously sold by him so that he can "cover" the sale and delivers the security to the lender or (ii) delivers the security which he already held but did not desire to transfer at the earlier date. A short sale is consummated, or closed, upon the seller's delivery of the security to the lender. The seller's gain or loss will be measured by the difference between the amount he received upon his short sale of the security and the amount he paid for the security ultimately used to cover the sale. The seller's gain/loss will be realized when the short sale is closed, not when the seller sells short and is paid by the purchaser of the security. The Code contains various provisions governing, among other things, the characterization of short sale gain/loss as ordinary gain/loss or capital gain/loss and the treatment of short sale capital gain/loss as long-term gain/loss or short-term gain/loss. The Special Fund will annually provide shareholders with a statement concerning the appropriate characterization of any distributions of gains or losses. Shareholders are therefore urged to consult their own tax advisers.

     Shareholders may be subject to a $50 penalty under the Internal Revenue Code and the Funds may be required to withhold and remit to the U.S. Treasury a portion (31%) of any redemption or repurchase proceeds (including the value of shares exchanged into another fund for whom the Adviser acts as Adviser) and of any dividend or distribution on any account, where the shareholder failed to provide a correct taxpayer identification number or to make certain required certifications.

     The foregoing relates only to federal income tax consequences for shareholders who are U.S. citizens or corporations. Shareholders should consult their own tax advisers regarding these matters, and regarding state, local, and other applicable tax laws.

     The Funds will issue annually, in January, a full report to each shareholder detailing the tax status of each distribution to the shareholder during the calendar year. The Funds do not assume any responsibility for the calculation of any taxable gain (or loss) from the purchase and sale of Fund shares, including purchases made with reinvested dividends and/or capital gains. Every shareholder should consult with their tax adviser concerning such calculations and tax consequences.

THE OREGON MUNICIPAL BOND FUND, INC.

     The Oregon Bond Fund intends to qualify under Subchapter M of the Code each fiscal year to allow it to pay "exempt interest dividends" to its shareholders. Shareholders receiving distributions properly designated by the Oregon Bond Fund as exempt interest dividends representing net tax-exempt interest received on municipal securities will not be required to include such distributions in their gross income for federal income tax purposes. However, a portion of the interest dividends earned by the Oregon Bond Fund may be subject to the federal alternative minimum tax. Distributions representing net taxable income of the Oregon Bond Fund from sources other than municipal securities, such as temporary investments and income from securities loans, or capital gains, will be taxable to shareholders as ordinary income.

     The Oregon Bond Fund anticipates that distributions which represent tax-exempt interest on municipal securities issued by the state of Oregon and its political subdivisions, agencies, authorities and instrumentalities will not be subject to the Oregon personal income tax. However, it is expected that other types of income received from the Oregon Bond Fund will be subject to the Oregon personal income tax. The Oregon Bond Fund anticipates that corporations which are subject to the Oregon corporation excise tax will be subject to that tax on all income from the Oregon Bond Fund, including income that is exempt from federal income taxes.

     Shareholders of the Oregon Bond Fund that are obligated to pay state or local taxes outside Oregon may be required to pay such taxes on distributions from the Oregon Bond Fund, even if such distributions are exempt from federal and Oregon income taxes.

     Statements regarding the federal income tax status of each shareholder's dividends and distributions will be mailed annually.

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Oregon Bond Fund will not be deductible for federal income tax purposes.

                             PERFORMANCE COMPARISONS

     The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. For example, these services or publications may include Lipper Analytical Services, Inc., Schabacker's Total Investment Service, CDA Technologies, SEI, Frank Russell Trust, BARRON'S BUSINESS WEEK, CHANGING TIMES, THE FINANCIAL TIMES, FINANCIAL WORLD, FORBES, INVESTOR'S DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, PERSONAL INVESTOR, THE ECONOMIST, THE WALL STREET JOURNAL, INDIVIDUAL INVESTOR, LOUIS RUKEYSER'S WALL STREET, FINANCIAL WORLD, and USA TODAY. These ranking services and publications rank the performance of the Funds against all other funds over specified periods and against funds in specified categories.

     The Funds may also either include presentations of, or may compare their performance or the performance of the Funds' Adviser to, a recognized stock or bond index, including the Standard & Poor's 500, Standard & Poor's Mid-Cap, Value Line, Dow Jones, and NASDAQ stock indices and the Shearson Lehman and Salomon bond indices. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance.

     The Funds may also compare their performance to other income-producing securities such as (i) money market funds; (ii) various bank products (based on average rates of bank and thrift institution certificates of deposit, money market deposit accounts, and NOW accounts as reported by the Bank Rate Monitor and other financial reporting services, including newspapers); and (iii) U.S. treasury bills or notes. There are differences between these income-producing alternatives and the Funds other than their yields, some of which are summarized below.

     The performance of a specific Fund will be calculated as required by the rules of the SEC. Current yield for the U.S. Government Money Market Fund is calculated by dividing the net change in the value of an account of one share during an identified seven-calendar day period by the value of the one share account at the beginning of the same period and multiplying that base return by 365/7. Current yield for the Real Estate, Income, U.S. Government Income and Oregon Bond Funds is calculated by dividing the net investment income per share earned during an identified 30-day period by the maximum offering price per share on the last day of the same period. The Funds may also publish average annual total return quotations for recent one, five and ten-year periods that would equate the initial amount invested to the ending redeemable value. These standardized calculations do not reflect the impact of federal or state income taxes. Such performance data will include the effect of any sales or distribution charges.

     The yields of each of the Funds are not fixed and will fluctuate. The principal value of an investment in each Fund (except, under normal circumstances, the U.S. Government Money Market Fund) at redemption may be more or less than its original cost. In addition, investments in the Funds are not insured and an investor's yield is not guaranteed. Although the yields of bank money market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty.

     The Fund's investment results will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund. These factors and possible differences in the methods used in calculating investment results should be considered when comparing performance information regarding the Fund to information published for other investment companies and other investment vehicles. You should also consider return quotations relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations, and there may be no assurance that any historical return-quotation will continue in the future.

     For more information about the calculation methods used to compute the Fund's investment results, see "YIELD AND PERFORMANCE" in the Statement of Additional Information.

                                  CAPITAL STOCK

     Each Fund has authorized and issued a single class of $.001 per share par value voting common stock. Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held for that particular Fund. Shareholders of each Fund vote on the election of directors and any other matter submitted to a shareholder vote. Shares issued are fully paid and nonassessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by that Fund and in the net assets of that Fund upon liquidation or dissolution after satisfaction of outstanding liabilities. Certain rights of shareholders may be modified, pursuant to the 1940 Act, by a vote of the shareholders, including a vote of the lesser of (i) two-thirds of any quorum at a shareholders' meeting of more than 50% of the shares issued and outstanding or
(ii) a majority of the shares issued and outstanding (including any change in a Fund's fundamental policies and investment restrictions). In general, Oregon law permits modifications to the rights of shareholders by amendment to the Articles of Incorporation of the Fund, which requires a vote of the majority of the shares present at any meeting at which a quorum (50% plus 1 of the outstanding shares) is present.

No person has been authorized to give any information or make any representations not contained in this Prospectus, or in the Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such representations must not be relied upon as having been authorized by the Funds or their Distributor. This Prospectus does not constitute an offering by the Funds or by their Distributor in any jurisdiction in which such offering may not lawfully be made.





                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
PROSPECTUS SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
EXPENSE DATA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . .  6
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . 21
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . . 21
FUNDAMENTAL POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35
SPECIAL RISK FACTORS TO BE CONSIDERED. . . . . . . . . . . . . . . . . . . . 39
MANAGEMENT OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . . 46
CONTROL PERSONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 49
WHEN TRANSACTIONS ARE RECORDED IN YOUR ACCOUNT . . . . . . . . . . . . . . . 49
HOW TO INVEST IN THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . 50
HOW TO SELL YOUR SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . 53
HOW TO EXCHANGE YOUR SHARES. . . . . . . . . . . . . . . . . . . . . . . . . 55
REDEMPTION OR EXCHANGE BY TELEPHONE. . . . . . . . . . . . . . . . . . . . . 56
ALLOCATION OF BROKERAGE. . . . . . . . . . . . . . . . . . . . . . . . . . . 57
SPECIAL INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . 57
SYSTEMATIC WITHDRAWAL PLAN . . . . . . . . . . . . . . . . . . . . . . . . . 58
CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT. . . . . . . . . . . 58
LENDING OF PORTFOLIO SECURITIES. . . . . . . . . . . . . . . . . . . . . . . 58
PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 59
YIELD. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 59
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 59
PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . . . 61
CAPITAL STOCK. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 63




                                THE CRABBE HUSON
                                      FUNDS



The Crabbe Huson Special Fund, Inc.

--------------------------------------------------------

The Crabbe Huson Real Estate Investment Fund, Inc.

--------------------------------------------------------

The Crabbe Huson Equity Fund, Inc.

--------------------------------------------------------

The Crabbe Huson Asset Allocation Fund, Inc.
--------------------------------------------------------

The Oregon Municipal Bond Fund, Inc.

--------------------------------------------------------

The Crabbe Huson Income Fund, Inc.

--------------------------------------------------------

The Crabbe Huson U.S. Government Income Fund, Inc.

--------------------------------------------------------

The Crabbe Huson U.S. Government Money Market Fund, Inc.

--------------------------------------------------------


PROSPECTUS
FEBRUARY 28, 1996

                                   APPENDIX A



BOND RATING AGENCIES

     The following is a description of the bond ratings employed by Moody's Investors Service, Inc. ("Moody's").

     Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often ~the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers "1", "2", and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     The following is a description of the bond ratings employed by Standards & Poor's Corporation ("S&P").

     AAA: Bonds rated AAA are highest-grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1: The rating C1 is reserved for income bonds on which no interest is being paid.

     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarding as having extremely poor prospects of ever attaining any real investment standing.

     The S&P letter rating may be modified by the addition of a plus (+) or minus sign (-), which is used to show relative standing within rating categories between AA to CCC.

     From time to time a bond rating agency may adjust its rating of a particular bond issue. Subsequent to a Fund's purchase of a bond, such a bond may have its rating reduced (down graded) to a category not permitted to be owned by that Fund, or it may cease to be rated. Neither case would require that a Fund eliminate such a bond from its portfolio. However, the Fund's Adviser will consider such an event in determining whether or not the Fund should continue to hold such a security.

                               ------------------
                               CRABBE HUSON FUNDS
                               ------------------




                       The Crabbe Huson Special Fund, Inc.
               The Crabbe Huson Real Estate Investment Fund, Inc.
                       The Crabbe Huson Equity Fund, Inc.
                  The Crabbe Huson Asset Allocation Fund, Inc.
                      The Oregon Municipal Bond Fund, Inc.
                       The Crabbe Huson Income Fund, Inc.
               The Crabbe Huson U.S. Government Income Fund, Inc.
            The Crabbe Huson U.S. Government Money Market Fund, Inc.




                       -----------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------



                                February 28, 1996



       This Statement of Additional Information of the
       Crabbe Huson Funds (the "Funds") is not a prospectus but should be read in conjunction with the Prospectus of the Funds, dated the same date as this Statement of Additional Information, which has been filed with the Securities and Exchange
       Commission (the "SEC") and which is available without charge upon request by calling (800) 541-
       9732 or writing the Funds at the Crabbe Huson
       Funds, P.O. Box 8413, Boston, MA 02266-8413.  This
       Statement of Additional Information has been incorporated by reference into the Prospectus.

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

DIRECTORS AND OFFICERS OF THE FUNDS. . . . . . . . . . . . . . . . . . .   3

SERVICES PROVIDED BY THE ADVISER . . . . . . . . . . . . . . . . . . . .   5

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . .   8

SYSTEMATIC WITHDRAWAL PLAN . . . . . . . . . . . . . . . . . . . . . . .  11

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . .  14

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . .  17

LOANS OF PORTFOLIO SECURITIES. . . . . . . . . . . . . . . . . . . . . .  30

PURCHASE AND REDEMPTION OF FUND SHARES . . . . . . . . . . . . . . . . .  31

U.S. GOVERNMENT MONEY MARKET FUND. . . . . . . . . . . . . . . . . . . .  33

PRICING OF SECURITIES BEING OFFERED. . . . . . . . . . . . . . . . . . .  33

YIELD AND PERFORMANCE. . . . . . . . . . . . . . . . . . . . . . . . . .  34

DIVIDENDS, DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . .  40


                                      3



SPECIAL INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . .  45

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .  45

COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  46

AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  46

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT .  . . . . . . .  47

ADDITIONAL INFORMATION REGARDING CERTAIN INVESTMENTS BY THE FUNDS .  . .  47

SPECIAL INVESTMENT RISKS . . . . . . . . . . . . . . . . . . . . . . . .  49

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .  50




                                   ----------
                                   MANAGEMENT
                                   ----------


       The directors and officers of the Funds are listed below, together with information about their principal business occupations during the last five years.

DIRECTORS AND OFFICERS OF THE FUNDS
-----------------------------------


       RICHARD S. HUSON,* 55, is a Director and President of each of the
       ----------------
Funds. Mr. Huson is a chartered financial analyst. Mr. Huson is a director and Secretary of the Crabbe Huson Group, Inc., the Funds' Adviser. Mr. Huson has, since 1980, served in various management positions with the Adviser.
His business address is 16 NW Oregon Avenue, Bend, Oregon 97709.



       JAMES E. CRABBE,* 50, is a Director and Vice President of each of the
       ----------------
Funds. He is a director and President of the Crabbe Huson Group, Inc., the Funds' Adviser. Mr. Crabbe has, since 1980, served in various management positions with the Adviser. His business address is 121 SW Morrison, Suite 1400, Portland, Oregon 97204.



       GARY L. CAPPS, 60, is a Director of each of the Funds. Mr. Capps has
       -------------
been the Executive Director of the Bend Chamber of Commerce since July 1992. Mr. Capps was the owner and Chief Executive Officer of ten radio stations in Oregon, Idaho and Washington from 1964 until 1986. He has been a director of Bank of the Cascades in Bend, Oregon since 1980, and has served as Chairman since 1983. His business address is 63085 N. Hwy 97, Bend, Oregon 97701.






-----------------------------
*The person indicated are "interested persons" of the Fund, as defined in the Investment Company Act of 1940 (the ("1940 Act") as amended. They receive no directors' fees or salaries from the Fund.

       CHERYL BURGERMEISTER,* 44, is Treasurer of the Funds. Ms.
       --------------------
Burgermeister has been employed by the Crabbe Huson Group for the past eight years, and has been the chief financial officer of the Group since 1989. Ms. Burgermeister's business address is 121 SW Morrison, Suite 1400, Portland, Oregon 97204.




       LOUIS SCHERZER, 75, is a Director of each of the Funds. Mr. Scherzer
       --------------
is an officer of Scherzer Partners, Inc., a real estate development and management firm located at 5440 SW Westgate Drive, Suite 222, Portland, Oregon 97221. Mr. Scherzer was employed by the Benjamin Franklin Federal Savings and Loan Association from 1946 to 1980, where he served as Senior Executive Vice President and Director from 1980 to 1985.




       ROBERT L. SMITH, 57, is a Director of each of the Funds.  Mr. Smith
       ---------------
has been President of VIP's Industries since 1968, and has been a Director of Western Security Bank since 1980, a Director of KeyCorp since 1988 and a Director of Blue Cross/Blue Shield of Oregon since 1984. His business address is 280 Liberty Street S.E., Salem, Oregon 97301.




       CRAIG P. STUVLAND,* 40, is a Director and Secretary of each of the
       -----------------
Funds. Mr. Stuvland has been employed by the Advisor since June, 1987; he is currently Executive Vice President and a director. Mr. Stuvland's business address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. Mr. Stuvland is President and a director of Crabbe Huson Securities, Inc., the Funds' Distributor.




       RICHARD P. WOLLENBERG, 79, is a Director of each of the Funds.  Mr.
       ---------------------
Wollenberg has been Chairman and Chief Executive Officer of Longview Fibre Company since 1978, and a Trustee of Reed College since 1962. His business address is Longview Fibre Company, P.O. Box 606, Longview, Washington 98632.




       WILLIAM WENDELL WYATT, Jr., 45, is a Director of each of the Funds.
       ---------------------
Mr. Wyatt has been Chief of Staff, Office of the Governor, State of Oregon, since April, 1995. From 1987 to 1995, he was President of the Oregon Business Council. From 1981 to September 1987, Mr. Wyatt was the Executive Director of the Association for Portland Progress. His business address is 254 State Capitol, Salem, Oregon 97310-0370.

       The members of the Funds' Boards of Directors are elected annually by the Funds' shareholders. The Boards of Directors are responsible for the overall management of the Funds, including general supervision and review of their investment policies and activities. The Boards of Directors elect the officers of the Funds who are responsible for supervising and administering the Funds' day-to-day operations. In November of 1994, each Board of Directors created an audit committee that reviews the report and management letters of the auditors, reviews the terms of the auditor's engagement and makes recommendations to the Boards concerning the terms of the auditor's engagements. The audit committees currently consist of Messrs. Scherzer, Smith and Wyatt. The Funds currently pay each of the directors who are not "interested persons" on a per meeting basis as described below:


                                                            PER MEETING
                                                            -----------
       The Crabbe Huson Special Fund, Inc.                     $600.00
       The Crabbe Huson Real Estate Investment
          Fund, Inc.                                            150.00
       The Crabbe Huson Equity Fund, Inc.                       400.00
       The Crabbe Huson Asset Allocation
          Fund, Inc.                                            400.00
       The Oregon Municipal Bond Fund, Inc.                     150.00
       The Crabbe Huson Income Fund, Inc.                        50.00
       The Crabbe Huson U.S. Government Income
          Fund, Inc.                                             50.00
       The Crabbe Huson U.S. Government Money
          Market Fund, Inc.                                     150.00


The Funds also reimburse directors' expenses for attending shareholder and director meetings for directors who are not officers, directors, or employees of the Adviser or the Distributor.

       See "Control Persons and Principal Holders of Securities" in this Statement of Additional Information.

                        --------------------------------
                        SERVICES PROVIDED BY THE ADVISER
                        --------------------------------


       The Adviser is the investment advisor to the Funds under investment advisory agreements originally dated September 27, 1988, for the Special, Equity and Oregon Municipal Bond Funds, August 7, 1988 for the Asset Allocation, Income, U.S. Government Income and U.S. Government Money Market Funds, and March 4, 1994 for the Real Estate Investment Fund. The Adviser was incorporated in 1980 and has been engaged in the business of providing investment advice since July 1, 1980. The address of the Adviser is 121 SW Morrison, Suite 1425, Portland, Oregon 97204, mailing address: P.O. Box 6559, Portland, Oregon 97228-6559.

Crabbe Huson Securities, Inc., the Distributor of the Funds, is affiliated with the Adviser.




       James E. Crabbe and Richard S. Huson are controlling shareholders of the Adviser. Together, they own 100% of the stock of the Distributor of the Funds.



       James E. Crabbe and Richard S. Huson are primarily responsible for the day-to-day management of the Adviser. Mr. Crabbe is President and a Director of the Adviser and Mr. Huson is Secretary and a Director. Mr. Crabbe and Mr. Huson have been primarily responsible since the inception of the Adviser. Both Mr. Crabbe and Mr. Huson have served in various management positions with the Adviser since 1980.



       The Adviser has agreed to waive its fee and/or reimburse each Fund, other than the Special, Equity and Asset Allocation Funds, for the amount, if any, by which the total operating expenses of such Fund (including the Adviser's compensation and any amounts paid pursuant to the Rule 12b-1 plan) for any fiscal year exceed certain annual rates applied to the average daily net assets of the Funds. The annual rates in effect are as follows: 1.50% of the average daily net assets of The Crabbe Huson Real Estate Investment Fund, Inc. (the "Real Estate Fund"); .98% of the average daily net assets of The Oregon Municipal Bond Fund, Inc. (the "Oregon Bond Fund"); .80% of the average daily net assets of The Crabbe Huson Income Fund, Inc. (the "Income Fund"); .75% of the average daily net assets of The Crabbe Huson U.S. Government Income Fund, Inc. (the "U.S. Government Income Fund"); and .70% of the average daily net assets of The Crabbe Huson U.S. Government Money Market Fund, Inc. (the "U.S. Government Money Market Fund"). This waiver may be withdrawn at any time upon 30 days' written notice to the shareholders of the affected Fund. Even in the event of discontinuance of this agreement, the Funds may still be subject to the laws of certain states, which require that if a mutual fund's expenses (including advisory fees but excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed certain percentages of average net assets, the Fund must be reimbursed for such excess expenses.



       Under the Advisory Agreements, the Adviser determines the structure of the Funds' portfolios, the nature and timing of the changes in it, and the manner of implementing such changes (subject to any directions it may receive from the Funds' Board of Directors); provides the Funds with investment advisory research and related services for the investment of assets; furnishes (without expense to the Funds) the services of such members of its organization as may be duly elected officers or directors of the Funds; and pays all executive officers' salaries and expenses. Additional information about the services provided by the Adviser is described under "MANAGEMENT OF THE FUNDS" in the Prospectus.

       As compensation for its services under the Advisory Agreements, the Adviser receives a semi-monthly fee based on the annual schedule of fees outlined in the Prospectus. For the year ended October 31, 1993, the Funds paid the following investment advisory fees to the Adviser:


                                                    Amount
                                    Fee             Waived                 Total
                                    ----            -------                -----
Special Fund                      $  129,227          $  2,238         $  126,989
Equity Fund                          217,212            32,826            184,386
Asset Allocation Fund                683,280            54,592            628,688
Oregon Bond Fund                     120,660            11,421            109,239
Income Fund                           40,195            40,195                -0-
U.S. Government
  Income Fund                         54,023            54,023                -0-
U.S. Government
  Money Market Fund                   53,882            53,882                -0-



       For the year ended October 31, 1994, the Funds paid the following investment advisory fees to the Adviser:


                                                         Amount
                                    Fee                  Waived            Total
                                    ----                 -------           ------
Special Fund                      $  963,723          $ 85,038            $878,685
Real Estate Fund                      94,916            50,426              44,490
Equity Fund                          782,419            68,033             714,386
Asset Allocation Fund              1,034,183            53,227             980,956
Oregon Bond Fund                     152,868            31,708             121,160
Income Fund                           43,957            43,957                 -0-
U.S. Government
  Income Fund                         51,245            51,245                 -0-
U.S. Government
  Money Market Fund                  107,853           107,853                 -0-





       For the year ended October 31, 1995, the Funds paid the following investment advisory fees to the Adviser:



                                                         Amount
                                    Fee                  Waived            Total
                                    ---                  -------           ------
Special Fund                      $5,398,048          $    697           $5,397,351
Real Estate Fund                     190,619            75,190              115,429
Equity Fund                        2,471,465               -0-            2,471,465
Asset Allocation Fund              1,183,215            14,567            1,168,648
Oregon Bond Fund                     134,042            20,866              113,176
Income Fund                           49,011            49,011                  -0-
U.S. Government
 Income Fund                          43,576            43,576                  -0-
U.S. Government
  Money Market Fund                  253,198           230,305               22,893





       The Real Estate Fund entered into a subadvisory agreement with Aldrich Eastman Waltch, L.P. on September 6, 1995. In the year ending October 31, 1995, advisory fees of $11,560.07 were paid by the Adviser to this subadviser out of the advisory fees collected from that Fund.



       On August 1, 1995 the Funds entered into an Administration Agreement with State Street Bank and Trust Company. Under this Agreement, State Street provides a number of administrative and compliance services to the Funds, including maintenance of certain Fund books and records, preparation of Fund tax returns, performing expense allocation and payment of expenses, preparation of reports to shareholders, preparation of Fund financial statements, preparation of reports to the directors of the Funds, maintaining state registration of Fund shares, and monitoring compliance with investment restrictions and Internal Revenue Code requirements for registered investment company status. The Funds paid State Street Bank the following fees under the Administration Agreement during the fiscal year ended October 31, 1995:




              Special Fund                                  $ 62,430
              Equity Fund                                   $ 26,144
              Asset Allocation Fund                         $  9,297
              Real Estate Fund                              $  1,353
              Oregon Bond Fund                              $  1,889
              Income Fund                                   $    482
              U.S. Government Income Fund                   $    569
              U.S. Government Money Market Fund             $  3,767
                    Total:                                  $105,935


                  ---------------------------------------------------
                  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
                  ---------------------------------------------------

       The following table shows the persons known by the Funds to beneficially own 5% or more of any class of any of the Funds' voting securities, and the ownership of the officers and directors of each Fund, as a group, as of December 20, 1995. Those shareholders marked with an asterisk are nominees holding shares for beneficial owners and the Funds have no records concerning the actual beneficial owners. The Oregon Bond Fund has no shareholders of record of more than 5% of the outstanding Shares of that Fund, or who are officers or directors of that Fund as of December 20, 1995.


THE CRABBE HUSON SPECIAL FUND, INC.


                                              Approximate                  Approximate
                                            Number of Shares                Percent of
Beneficial Owners                          Beneficially Owned                 Shares
-----------------                          ------------------              -----------

Charles Schwab                                22,023,954                        33.61%
  & Co. Inc.*
Special Custody A/C
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, California 94104-4122

Gary L. Capps, Director                           24,116                          .01%

Richard Huson, President                           7,294                          .01%

Robert L. Smith, Director                            853                          .01%

                                                 11

Craig Stuvland, Secretary                          2,743                          .01%

Richard P. Wollenberg, Director                   12,492                          .01%

William Wendell Wyatt, Director                      411                          .01%

Officers and Directors
  as a group                                      47,909                          .01%



THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC.


                                              Approximate                  Approximate
                                            Number of Shares                Percent of
Beneficial Owners                          Beneficially Owned                 Shares
-----------------                          ------------------              ------------
Enele Co. C/F*                                   996,057                        50.82%
Copper Mountain Financial Group, Inc.
1211 SW Fifth Avenue, Suite 1900
Portland, Oregon 97204

Gary Capps, Director                               1,843                          .01%

Richard Huson, President                           5,065                          .01%

Richard P. Wollenberg, Director                    2,086                          .01%

Officers and Directors
  as a group                                       8,995                          .01%


THE CRABBE HUSON EQUITY FUND, INC.


                                              Approximate                  Approximate
                                            Number of Shares                Percent of
Beneficial Owners                          Beneficially Owned                 Shares
-----------------                          -------------------             -----------
Charles Schwab & Co., Inc.*                    5,995,144                        25.77%
Special Custody A/C
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Gary Capps, Director                               5,295                          .01%

Richard Huson, President                           5,410                          .01%

Richard P. Wollenberg, Director                    5,652                          .01%

                                       12



Officers and Directors
  as a group                                      16,357                          .01%


THE CRABBE HUSON ASSET ALLOCATION FUND, INC.


                                               Approximate                 Approximate
                                            Number of Shares                Percent of
Beneficial Owners                          Beneficially Owned                 Shares
-----------------                          -------------------             ------------

Enele Co. C/F*                                   980,303                         9.02%
Copper Mountain Financial Group, Inc.
1211 SW Fifth Avenue, Suite 1900
Portland, Oregon 97204

Gary L. Capps, Director                            5,006                          .01%

William Wendell Wyatt, Director                      296                          .01%

Officers and Directors                             5,302                          .01%
  as a group


THE CRABBE HUSON INCOME FUND, INC.




                                              Approximate                  Approximate
                                            Number of Shares                Percent of
Beneficial Owners                          Beneficially Owned                 Shares
-----------------                          ------------------              ------------
Klamath Medical Service Bureau                    36,936                         5.20%
2500 Daggett Street
Klamath Falls, Oregon 97601

South Coast Orthopedic                            43,463                         6.12%
  Assoc. PC 401K Plan
FBO Curtis D. Adams
4225 Cape Arago Hwy.
Coos Bay, Oregon 97420-9698

Enele Co. C/F*                                    41,648                         5.87%
Copper Mountain Financial Group, Inc.
1211 SW Fifth Avenue, Suite 1900
Portland, Oregon 97204

Enele Co. FBO                                     73,398                        10.34%
Blackwell NA Ret A/C 5326
121 S.W. Morrison, Suite 1450
Portland, Oregon  97204-3144

Officers and Directors,
  as a group                                        None

THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC.


                                              Approximate                  Approximate
                                            Number of Shares                Percent of
Beneficial Owners                          Beneficially Owned                 Shares
-----------------                          ------------------              -----------
Klamath Medical Service                           51,746                         6.59%
  Bureau
2500 Daggett Street
Klamath Falls, Oregon 97601

Tillamook County                                  41,537                         5.29%
Smoker, Inc.
15500 Miami Foley Road
Bay City, Oregon 97107-9708

Enele Co. C/F*                                    77,778                         9.90%
Copper Mountain Financial Group, Inc.
1211 SW Fifth Avenue, Suite 1900
Portland, Oregon 97204

State Street Bank and Trust Co.                   51,787                         6.59%
C/F Beverly M. Hodge
369 Kubli Road
Grants Pass, Oregon 97527

Officers and Directors
  as a group                                        None


THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.


                                              Approximate                  Approximate
                                            Number of Shares                Percent of
Beneficial Owners                          Beneficially Owned                 Shares
-----------------                          ------------------              ------------
Enele Co.                                     15,555,108                        29.28%
Copper Mountain Financial Group, Inc.
1211 SW Fifth Avenue, Suite 1900
Portland, Oregon 97204

James E. Crabbe, Vice President                  617,036                         1.16%

Richard S. Huson, President                      470,711                          .89%

Louis Scherzer, Director                          29,157                          .01%

Officers and Directors,
  as a group                                   1,116,904                         2.10%

                           --------------------------
                           SYSTEMATIC WITHDRAWAL PLAN
                           --------------------------


      A shareholder owning or purchasing shares of any Fund having a net asset value of $5,000 or more may participate in a systematic withdrawal plan providing regular monthly payments in the amount of $100 or more from the shares held in any Fund (the "Systematic Withdrawal Plan"). An application form containing details of the Systematic Withdrawal Plan is available upon request from State Street Bank and Trust Company (the "Transfer Agent"), the Funds' transfer agent. The Plan is voluntary and may be terminated at any time by the shareholders.


      Income dividends and capital gain distributions on shares of the Funds held in a Systematic Withdrawal Plan are automatically reinvested in additional shares of the relevant Fund at net asset value. A Systematic Withdrawal Plan is not an annuity and does not and cannot protect against loss in declining markets. Amounts paid to a shareholder from the Systematic Withdrawal Plan represent the proceeds from redemptions of Fund shares, and the value of the shareholder's investment in a Fund will be reduced to the extent that the payments exceed any increase in the aggregate value of the shareholder's shares (including shares purchased through reinvestment of dividends and distributions). If a shareholder receives payments that are greater than the appreciation in value of his or her shares, plus the income earned on the shares, the shareholder may eventually withdraw his or her entire account balance. This will occur more rapidly in a declining market. For tax purposes, depending upon the shareholder's cost basis and date of purchase, each withdrawal will result in a capital gain or loss. See "DIVIDENDS, DISTRIBUTIONS AND TAXES" in this Statement of Additional Information and "TAXES" in the Funds' Prospectus.

DISTRIBUTION PLAN
-----------------


      Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") requires that any payments made by the Funds in connection with financing the distribution of their shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. Because some of the payments described below to be made by the Funds are distribution expenses within the meaning of Rule 12b-1, the Funds have entered into distribution agreements with Crabbe Huson Securities, Inc. (the "Distributor") that provides for certain payments to the Distributor pursuant to a distribution plan (the "Plan") adopted in accordance with such Rule.


      Rule 12b-1 requires that the Plan be approved by a majority of a Fund's outstanding shares, and requires that the Plan, together with any related agreements, be approved by a vote of the directors of the Funds who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in the agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such plan or agreement. The Plan and any agreement related to it must provide, in substance:

             (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in the Rule;

             (b) that any person authorized to direct the disposition of moneys paid or payable by the Funds pursuant to the Plan or any related agreement shall provide to the Funds' Board of Directors, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

             (c) in the case of the Plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors of the Fund who are not interested persons of the Fund and who have no Direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, or by a vote of a majority of the outstanding voting securities of a Fund.

      The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved in the manner described in the Rule.

      The Funds may rely upon Rule 12b-1 only if the selection and nomination of the Funds' disinterested directors is committed to the discretion of the disinterested Directors. The Funds may implement or continue a plan pursuant to Rule 12b-1 only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Funds and their shareholders. The Boards of Directors have concluded that there is a reasonable likelihood that a distribution plan will benefit each Fund.


      Pursuant to the provisions of the Plan, each participating Fund may pay up to .25% of its average daily net assets to the Distributor to reimburse the Distributor for actual expenses incurred in the distribution and promotion of such Fund's shares, and to other broker-dealers, investment advisors or others that actively promote the sale of Fund shares.




      Expenses for which the Distributor will be reimbursed under the Plan include, but are not limited to, expenses incurred in the printing of prospectuses and statements of additional information for persons other than then-current shareholders, expenses related to preparation and printing of sales literature, and other distribution-related expenses. Compensation will be paid out on a quarterly basis to the Distributor, to broker-dealers which have entered into sales agreements with the Distributor, to investment executives of the Distributor, and to other entities that actively promote the sale of Funds shares.


                             ----------------------
                             PORTFOLIO TRANSACTIONS
                             ----------------------

GENERAL CONSIDERATIONS
----------------------

      The Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker.

      In the over-the-counter market, debt and equity securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. A Fund may also pay a mark-up (sometimes referred to as a dealer's "turn") in principal transactions and in transactions in the over-the-counter market. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

      The primary considerations in the selection of a broker or dealer for portfolio transactions are the availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to those considerations, dealers that provide supplemental investment research and statistical or other services to the Adviser may receive orders for portfolio transactions by the Funds. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; the availability of securities; purchasers or sellers of securities; and the furnishing of analysis and reports concerning industries, economic facts and trends, and portfolio strategies. There is no formula for such allocation. The research information received from brokers or dealers may or may not be useful to the Funds and the Adviser in a number of ways. The information may be in written form or may be obtained through direct contact with individuals, and may include information on particular issuers as well as market and general economic information. The Adviser will not be deemed to have breached its obligations to the Funds solely by reason of having caused the Funds to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer could have charged for effecting that transaction, if the Adviser has determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided to the Funds and to other accounts of the Adviser.



      In addition to placing the Funds' brokerage business with firms that provide the above research, market and statistical services to the Adviser, the Funds' brokerage business may also be placed with firms that promote the sale of the Funds' shares or that agree to pay a portion of certain Fund expenses, consistent with achieving the best price and execution.






      In the fiscal year ended October 31, 1993, the Special Fund paid $113,857, the Equity Fund paid $115,701, the Asset Allocation Fund paid $225,228, the Income Fund paid $603, and the U.S. Government Income Fund paid $384 in brokerage commissions. None of these commissions were paid to the Funds' Distributor. The Oregon Bond Fund and the U.S. Government Money Market Fund did not pay any brokerage commissions during the year ended October 31, 1993, as these Funds executed all portfolio transactions on a principal basis. The Real Estate Fund began operations in 1994.



     In the fiscal year ended October 31, 1994, the Special Fund paid $766,879, the Equity Fund paid $444,904, the Asset Allocation Fund paid $309,181, the Income Fund paid $3,407, the U.S. Government Income Fund paid $318, and the Real Estate Fund paid $71,851 in brokerage commissions. None of these commissions were paid to the Funds' Distributor. The Oregon Bond Fund and the U.S. Government Money Market Fund did not pay any brokerage commissions in the year ended

October 31, 1994, as these Funds executed all portfolio transactions on a principal basis. Of the commissions paid in the fiscal year ending October 31, 1994 the Special Fund paid $550,799, the Equity Fund paid $253,908, the Asset Allocation Fund paid $183,915, and the Real Estate Fund paid $60,795 in commissions as a result of research provided by the brokers. None of the other Funds directed brokerage on the basis of research provided by a broker.



      In the fiscal year ended October 31, 1995, the Special Fund paid $4,610,652, the Equity Fund paid $1,228,492, the Asset Allocation Fund paid $279,948, the Income Fund paid $416, the U.S. Government Fund paid $144, and the Real Estate Fund paid $60,139 in brokerage commissions. None of these commissions were paid to the Funds' Distributor. The Oregon Bond Fund and the U.S. Government Money Market Fund did not pay any brokerage commissions in the year ended October 31, 1995, as these Funds executed all portfolio transactions on a principal basis. Of the commissions paid in the fiscal year ending October 31, 1995, the Special Fund paid $1,594,562, the Equity Fund paid $754,846, the Asset Allocation Fund paid $180,671, and the Real Estate Fund paid $44,614 in commissions as a result of research provided by the brokers. None of the other Funds directed brokerage on the basis of research provided by a broker.



      Under the 1940 Act, persons affiliated with the Funds are prohibited from dealing with the Funds as principals in the purchase or sale of securities. The Funds or broker-dealers affiliated with the Adviser will not deal with affiliated parties, including the Distributor, in connection with principal transactions.

      The SEC has the authority to issue and amend regulations involving transactions with affiliates of the Funds. While there is no indication that it will do so, the SEC may issue regulations at any time that would prohibit the Funds from executing portfolio transactions through an affiliate. The Funds' Boards of Directors will review all transactions with affiliates at least quarterly and determine the overall reasonableness of any brokerage commissions paid.

      Even though investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser or its affiliates, securities of the same issuer may be purchased, held, or sold by the Funds and the other accounts, because the same security may be suitable for all of them. When the Funds and such other accounts are simultaneously engaged in purchase or sale of the same security, efforts will be made to allocate price and amounts in an equitable manner. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position purchased or sold by the Funds.

PORTFOLIO TURNOVER
------------------

      The Funds generally do not trade in securities with the goal of obtaining short-term profits, but when circumstances warrant, securities will be sold without regard to the length of time the security has been held.

      The Funds anticipate that, except in periods of unusual market conditions, their annual portfolio turnover rate (the lesser of purchase or sales of portfolio securities for the year divided by the monthly average of the value of the portfolio securities owned by the Funds during the year) will generally range between 20% and 150%, although Funds with smaller portfolios may have portfolio turnover in excess of this range. However, the rate of turnover will not be a limiting factor when the Funds deem it desirable to purchase or sell securities. A higher portfolio turnover rate may involve correspondingly greater transaction costs, which would be borne directly by the Funds, as well as additional realized gains and/or losses to shareholders.

                             -----------------------
                             INVESTMENT RESTRICTIONS
                             -----------------------

      The investment restrictions described below have been adopted by the Funds as fundamental investment policies. These fundamental investment policies may not be changed without the approval of the holders of the lesser of a majority of a Fund's outstanding shares or 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of assets will not be considered a violation of the investment restrictions relating to purchases of portfolio securities.

      Each Fund, except the Special Fund, is prohibited from purchasing securities when the total borrowings of that Fund exceed 5% of its total assets.

      Each Fund (except the Oregon Bond Fund and the Real Estate Fund) is prohibited from investing more than 20% of its total assets in fixed income securities, including convertible stock, that are rated less than Moody's Baa or S&P BBB, or in commercial paper that is rated less than B-1 by Moody's or A- by S&P; not more than 5% of a Fund's total assets may be invested in fixed income securities that are unrated. Securities rated below the fourth highest grade and unrated fixed income securities have speculative characteristics and additional risks. These are described in "SPECIAL RISK FACTORS TO BE CONSIDERED" in the Prospectus. The Oregon Bond and Real Estate Funds are subject to more restrictive quality limitations as set forth below.

THE CRABBE HUSON SPECIAL FUND, INC.
-----------------------------------
THE CRABBE HUSON EQUITY FUND, INC.
----------------------------------
THE CRABBE HUSON ASSET ALLOCATION FUND, INC.
--------------------------------------------

      These Funds may not:

             1. Invest an amount that exceeds 5% of the value of a Fund's total assets in the securities of any one issuer. This restriction does not apply to holdings of U.S. Government securities.

             2. Invest more than 25% of their total assets in any one industry. This restriction does not apply to holdings of U.S. Government securities.

             3. Issue any senior securities, as defined in the 1940 Act.

             4. Purchase the securities of any issuer for the purpose of exercising control of management, and a Fund may not acquire or own more than 10% of any class of the securities of any issuer.

             5. Sell securities short, except in the case of the Special Fund, as permitted in the Prospectus.

             6. Invest in any security that would subject a Fund to unlimited liability, although the Special Fund may sell securities short and the Special, Equity and Asset Allocation may invest in interest rate and stock market futures.

             7. Underwrite the securities of other issuers or invest more than 10% of net assets in illiquid securities, such as repurchase agreements with a maturity in excess of seven days. Notwithstanding the above, these Funds may not invest in restricted securities (including, but not limited to, nonpublicly traded debt securities).

             8. Invest in securities of other investment companies, except as set forth in the Statement of Additional Information under "SECURITIES OF OTHER INVESTMENT COMPANIES."

             9.     Purchase securities on margin.

             10.    Write uncovered put or uncovered call
                    options.
                                      22

             11. Purchase portfolio securities from or sell securities directly to any of a Fund's, or the Adviser's, officers, directors, or employees as a principal for their own account.

             12. Purchase or sell commodities or commodity contracts (stock index and interest rate futures will not be considered commodity contracts).

             13. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable securities, such as obligations of the Government National Mortgage Association, that are secured by real estate or interests therein or are issued by companies which invest in real estate or interests therein, such as publicly traded real estate investment trusts.

             14. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

             15.    Lend portfolio securities, except as
                    described in the Statement of Additional
                    Information under "LOANS OF PORTFOLIO
                    SECURITIES."

             16. Make loans to other persons, provided that, for purposes of this restriction, the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements will not be deemed to be the making of a loan.

             17. Borrow money, except in an emergency or as set forth in the Funds' Prospectus. In no case will borrowing exceed one-third of the value of a Fund's total assets immediately after any such borrowing. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness for money borrowed, a Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

             18. Invest more than 10% of a Fund's total assets in put or call options.

             19. Invest more than 35% of a Fund's total assets in foreign securities.

             20. Invest more than 10% of a Fund's total assets in stock index futures.

             21. Invest more than 10% of its total assets in interest rate futures contracts.

THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC.
--------------------------------------------------

      This Fund may not:

             1. With respect to at least 75% of the Fund's total assets, invest an amount that exceeds 5% of the value of the Fund's total assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to holdings of government securities.

             2. Issue any senior securities, except as permitted by paragraph 13 below. For purposes of this restriction, the issuance of shares of stock in multiple classes or series, the purchase or sale of options, future contracts and options on future contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policy and the rules and regulations of the SEC, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph 18 below, are not deemed to be senior securities.

             3. Purchase the securities of any issuer for the purpose of exercising control of management, and the Fund may not acquire or own more than 10% of any class of the securities of any company.

             4.     Sell securities short.

             5. Invest in any security that would subject the Fund to unlimited liability, although the Fund may invest in interest rate and stock market futures.

             6.     Purchase securities on margin.

             7.     Write uncovered put or uncovered call
                    options.

             8. Purchase portfolio securities from or sell securities directly to any of the Adviser, officers, directors, or employees as a principal for their own account.

             9. Purchase or sell commodities or commodity contracts (stock index and interest rate futures will not be considered commodity contracts).

             10. Purchase or sell real estate, real estate limited partnership interests, or real estate mortgages, provided that the Fund may invest in securities that are secured by real estate or interests therein and may purchase and sell mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

             11. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

             12. Make loans to other persons, other than loans resulting from the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements (in conformance with the Fund's investment policy and the rules and regulations of the SEC) and the lending of portfolio securities, as described under "Loans of Portfolio Securities" in the Statement of Additional Information as set forth on the effective date of the Registration Statement.

             13. Borrow money, except as set forth below. The Fund may borrow money from a bank as a temporary measure for extraordinary defensive purposes in amounts not to exceed 33-1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund shall not use leverage to increase income and will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness for money borrowed, the Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

             14.    Invest more than 10% of its total assets in
                    put or call options.
                                     25

             15. Invest more than 10% of its total assets in stock index or interest rate futures.

             16. Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph 13, and then only if such pledging, mortgaging or hypothecating does not exceed 33-1/3% of the Fund's total assets taken at market value.

             17. Invest more than 5% of its total assets in "restricted securities" (I.E., securities that would be required to be registered prior to distribution to the public), excluding restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A of the Securities Act of 1933; provided, however, that no more than 15% of the Fund's total assets may be invested in restricted securities, including securities eligible for resale under Rule 144A. In addition, the Fund may invest up to 15% of its net assets in illiquid investments, which includes securities that are not readily marketable, repurchase agreements maturing in more than seven days and privately issued SMBS, based upon a determination by the Board that the SMBS is illiquid. The Board of Directors shall adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of its investments. The Board, however, will retain sufficient oversight and will be ultimately responsible for the determinations.

             18. Invest more than 25% of its total asset value in the purchase of when-issued and delayed-delivery securities.

THE OREGON MUNICIPAL BOND FUND, INC.
------------------------------------

      This Fund may not:

             1. Purchase common stocks, preferred stocks, warrants, or other equity securities.

             2. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies, or instrumentalities) if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of that issuer. For purposes of this limitation, each governmental subdivision (I.E., state, territory, possession of the United States, or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities) will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the securities are backed only by its own assets and revenues. In the case of an industrial development bond, if the security is backed only by the assets and revenues of a nongovernmental user, then such nongovernmental user will be deemed to be the sole issuer. However, if an industrial development bond or governmental issue is guaranteed by a governmental or some other entity, such guaranty shall be considered a separate security issued by the guarantor as well as the nongovernmental user, subject to limited exclusions allowed by the 1940 Act.

             3. With respect to at least 50% of the Fund's total assets, purchase securities of any issuer (except securities issued or guaranteed by the United States government or its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in securities of that issuer.

             4. Invest more than 10% of the Fund's total assets in securities of issuers that, with their predecessors, have a record of less than 3 years of continuous operation.

             5. Lend its funds or other assets to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies). Although such loans are not presently intended, this prohibition will not preclude the Fund from loaning securities to broker-dealers or other institutional investors if at least 100% cash collateral is pledged and maintained by the borrower, provided such security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets.

             6.     Borrow money, except from banks as a
                    temporary measure for extraordinary or
                    emergency purposes, and then only in an
                    amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities.

                    If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Saturdays, Sundays, and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test. The Fund will not borrow for leverage purposes and will not make any additional investments while borrowings exceed 5% of the value of its total assets.

             7. Pledge, mortgage, or hypothecate its assets, except that, to secure borrowing permitted by paragraph six above, the Fund may pledge up to 10% of the value of its total assets.

             8. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

             9. Write, purchase, or sell puts, calls, or combinations thereof, except rights to resell municipal securities to the persons from whom they are purchased.

             10. Concentrate more than 25% of the value of its total assets in any one industry; PROVIDED HOWEVER, that, for purposes of this limitation, tax-exempt municipal securities and United States Government obligations are not considered to be part of any industry. For purposes of this restriction, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as one "industry."

             11. Purchase or retain the securities of any issuer if those individual officers or directors of the Fund, the Adviser, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

             12. Invest in securities subject to legal or contractual restrictions on resale or in repurchase agreements maturing in more than seven days if, as a result of such investment, more than 10% of the net assets of the Fund would be invested in such securities.

             13.    Invest in companies for the purpose of
                    exercising control or management.

             14. Invest in commodities or commodity futures contracts or oil, gas, or other mineral exploration or development programs or in real estate or interests therein.

             15. Invest in securities of other investment companies, except as set forth in the Statement of Additional Information under "Securities of Other Investment Companies."

             16. Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

             17. Issue senior securities, as defined in the 1940 Act.

THE CRABBE HUSON INCOME FUND, INC.
---------------------------------

      This Fund may not:

             1.     Buy or sell common stock.

             2. Issue any senior securities, as defined in the 1940 Act.

             3.     Sell securities short.

             4.     Purchase securities on margin.

             5. Purchase or sell commodities or commodity contracts (except interest rate futures contracts as defined in the Statement of Additional Information).

             6. Invest an amount that exceeds 5% of the value of the Fund's total assets in the securities of any one issuer. This restriction does not apply to holdings of U.S. Government securities.

             7. Invest more than 25% of its total assets in any one industry (except U.S. Government securities).

             8. Purchase the securities of any issuer for the purpose of exercising control of management, and the Fund may not acquire or own more than 10% of any class of the securities of any issuer.

             9. Invest in any security that would subject the Fund to unlimited liability.

             10. Underwrite the securities of other issuers or invest more than 10% of its net assets in illiquid securities, such as repurchase agreements with a maturity in excess of seven days. Notwithstanding the above, the Fund may not invest in restricted securities (including, but not limited to, nonpublicly traded debt securities).

             11. Invest in securities of other investment companies, except as set forth in the Statement of Additional Information under the heading "SECURITIES OF OTHER INVESTMENT
                    COMPANIES."

             12.    Write uncovered put or uncovered call
                    options.

             13. Purchase portfolio securities from or sell securities directly to any of the Funds', or the Adviser's, officers, directors, or employees as principal for their own account.

             14. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable fixed income securities that are secured by real estate or interests therein.

             15. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

             16.    Lend portfolio securities, except as
                    described in the Statement of Additional
                    Information under "LOANS OF PORTFOLIO
                    SECURITIES."

             17. Make loans to other persons, provided that, for purposes of this restriction, the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements will not be deemed to be the making of a loan.

             18. Invest more than 10% of the Fund's total assets in interest rate futures.

             19. Borrow money, except in an emergency. In no case will borrowing exceed one-third of the value of the Fund's total assets immediately after any such borrowing. If, for any reason, the current value of a Fund's total assets falls below an amount equal to 3 times the amount of its indebtedness for money borrowed, a Fund will, within 3 days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

             20. Invest more than 35% of the Fund's total assets in foreign securities.

THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC.
--------------------------------------------------

             This Fund may not:

             1.     Buy or sell common stock.

             2. Issue any senior securities, as defined in the 1940 Act.

             3.     Sell securities short.

             4.     Purchase securities on margin.

             5. Invest in any security that would subject the Fund to unlimited liability.

             6. Underwrite the securities of other issuers or invest more than 10% of its net assets in illiquid securities, such as repurchase agreements with a maturity in excess of seven days. Notwithstanding the above, the Fund may not invest in restricted securities (including, but not limited to, nonpublicly traded debt securities).

             7. Invest in securities of other investment companies.

             8.     Write uncovered put or uncovered call
                    options.

             9.     Purchase securities that are other than
                    direct or indirect obligations of the United
                    States Government or its agencies or
                    instrumentalities and repurchase agreements with respect to those obligations.

             10. Borrow money, except in an emergency. In no case will borrowing exceed one-third of the value of a Fund's total assets immediately after any such borrowing. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness of money borrowed, a Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

             11. Purchase portfolio securities from or sell securities directly to any of the Funds', or the Adviser's, officers, directors, or employees as principal for their own account.

             12. Purchase or sell commodities or commodity contracts.

             13.    Lend portfolio securities, except as
                    described in the Statement of Additional
                    Information under "Loans of Portfolio
                    Securities."

             14. Invest more than 10% of the Fund's total assets in repurchase agreements.

             15. Invest more than 25% of the Fund's total assets in government securities maturing in more than five years.

             16. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable fixed income securities that are secured by real estate or interests therein.

THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.
-------------------------------------------------------

      This Fund may not:

             1.     Buy or sell common stock.

             2. Issue any senior securities, as defined in the 1940 Act.

             3.     Sell securities short.

             4.     Purchase securities on margin.

             5. Purchase or sell commodities or commodity contracts.

             6. Invest an amount that exceeds 5% of the value of the Fund's total assets in the securities of any one issuer (excluding U.S. Government securities).

             7. Invest more than 25% of its total assets in any one industry (excluding U.S. Government securities).

             8.     Purchase securities that are other than
                    direct or indirect obligations of the United
                    States Government or its agencies or
                    instrumentalities and repurchase agreements with respect to those obligations.

             9. Purchase the securities of any issuer for the purpose of exercising control of management, and the Fund may not acquire or own more than 10% of any class of the securities of any issuer.

             10. Invest in any security that would subject the Fund to unlimited liability.

             11. Underwrite the securities of other issuers or invest more than 10% of its net assets in illiquid securities, such as repurchase agreements with a maturity in excess of seven days. Notwithstanding the above, the Fund may not invest in restricted securities (including, but not limited to, nonpublicly traded debt securities).

             12. Invest in securities of other investment companies.

             13.    Write uncovered put or uncovered call
                    options.

             14. Purchase portfolio securities from or sell securities directly to any of the Funds', or the Adviser's, officers, directors, or employees as principal for their own account.

             15. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable securities that are secured by real estate or interests therein or are issued by companies which invest in real estate or interests therein, such as publicly traded real estate investment trusts.

             16. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

             17.    Lend portfolio securities, except as
                    described in the Statement of Additional
                    Information under "LOANS OF PORTFOLIO
                    SECURITIES."

             18. Make loans to other persons, provided that, for purposes of this restriction, the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements will not be deemed to be the making of a loan.

             19. Borrow money, except as set forth in the Funds' Prospectus. In no case will borrowing exceed one third of the value of a Fund's total assets immediately after any such borrowing. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness of money borrowed, a Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

             20. Purchase any corporate debt security rated less than AA by S&P or Aa by Moody's.

             21. Purchase any debt security with a maturity in excess of one year from the date of purchase.

             22. Purchase any short-term, unsecured promissory notes of corporations, including variable amount master demand notes, which at the date of investment are rated less than A-1 by S&P or B-1 by Moody's or, if not so rated, which the Board has determined are of comparable quality to such rated securities.

SECURITIES OF OTHER INVESTMENT COMPANIES
----------------------------------------

      The Funds will not invest in securities of other investment companies (I.E., mutual funds), except in connection with a merger, consolidation, reorganization, or acquisition of assets, and except to the extent permitted by Section 12 of the 1940 Act (which currently provides that no more than 10% of the total assets of a Fund may be invested in securities of other investment companies, no more than 5% of the total assets of a Fund may be invested in securities of any other single investment company, and no more than 3% of total outstanding voting stock of any one investment company may be purchased). All such securities must be acquired by a Fund in the open market in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions). The issuers of investment company securities acquired by a Fund are not required to redeem such securities in an amount exceeding 1% of such issuers' total outstanding securities during any period of less than 30 days, and a Fund will vote all proxies with respect to such securities in the same proportion as the vote of all other holders of such securities. The U.S. Government Income Fund and the U.S. Government Money Market Fund may not purchase the securities of other investment companies.

               -----------------------------
               LOANS OF PORTFOLIO SECURITIES
               -----------------------------

      Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage or other securities transactions. Loans of portfolio securities of the Funds will be made, if at all, in strict conformity with applicable federal and state rules and regulations. The term of any such loans will generally not exceed nine months.

      The Funds will engage in loan transactions only if the following conditions are met: (1) a Fund must receive at least 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) a Fund must be able to terminate the loan after notice at any time; (4) a Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in the market value of the securities; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower. If a material event affecting the investment occurs, the directors of a Fund must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the directors to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions dictate.

      While there may be delays in recovery of loaned securities or even a loss of the securities loaned should the borrower default, loans will be made only to firms or broker-dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Such loan transactions are referred to in this section as "qualified loan transactions."

      The purpose of a qualified loan transaction is to afford a Fund the opportunity to continue to earn income on the securities loaned and, at the same time, to earn income on the collateral held by it. In furtherance of this purpose, the cash collateral acquired through qualified loan transactions may be invested in any obligation in which a Fund is authorized to invest in accordance with its investment objectives. The investment of the cash collateral in other obligations subjects that investment, as well as the security loaned, to market forces, I.E., capital appreciation or depreciation, just like any other portfolio security.

              --------------------------------------
              PURCHASE AND REDEMPTION OF FUND SHARES
              --------------------------------------

      Information concerning the purchase and redemption of each Fund's shares is set forth under "HOW TO INVEST IN THE
FUNDS" and "HOW TO SELL YOUR SHARES" in the Funds'
Prospectus.

      Each Fund has entered into a distribution agreement with the Distributor. These agreements obligate the Distributor to pay certain expenses in connection with the offering of shares of the Funds, including expenses related to the printing of prospectuses and statements of additional information, the preparation and printing of sales literature, and other distribution-related expenses. Shares of the Funds are offered continuously to the public by the Distributor and broker-dealers who enter into sales agreements with the Distributor. Additional information about the distribution plans is provided under "HOW TO INVEST IN THE FUNDS" in the Prospectus.


       During the fiscal year ended October 31, 1993, the Funds paid the following aggregate sales commissions and distribution fees to the Distributor and the Dealers:




                  Total
                  Paid                         Distributor         Dealers
                  --------                     -----------         -------
                                 Distribution               Distribution
                                 Fees          Commissions  Fees         Commissions
                                 ------------  -----------  ------------ -----------
Special Fund      $ 15,061        $12,359        $ -0-       $  2,702       $ -0-
Equity Fund         39,034         29,495          -0-          9,539         -0-
Asset Allocation
  Fund             166,158         86,657          -0-         79,501         -0-
Oregon Bond Fund    50,411         16,652          -0-         33,759         -0-
Income Fund          9,669          5,185          -0-          4,484         -0-
U.S. Government
  Income Fund       17,014         11,416          -0-          5,598         -0-
U.S. Government
  Money Market Fund 12,200          7,947          -0-          4,259         -0-


       During the fiscal year ended October 31, 1994, the Funds paid the following aggregate sales commissions and distribution fees to the Distributor and the Dealers:


                  Total
                  Paid                         Distributor         Dealers
                  --------                     -----------         -------
                                 Distribution               Distribution
                                 Fees          Commissions  Fees         Commissions
                                 ------------  -----------  ------------ -----------
Special Fund      $100,461        $92,906         $-0-         $7,555        $-0-
Real Estate Fund    11,265         11,253          -0-             12         -0-
Equity Fund        102,058         73,886          -0-         28,172         -0-
Asset Allocation
  Fund             187,265         85,787          -0-        101,478         -0-
Oregon Bond Fund    56,262         23,574          -0-         32,688         -0-
Income Fund         10,978          5,812          -0-          5,166         -0-
U.S. Government
  Income Fund       19,149         15,271          -0-          3,878         -0-
U.S. Government
  Money Market Fund 35,927         33,321          -0-          2,606         -0-



       During the fiscal year ended October 31, 1995, the Funds paid the following aggregate sales commissions and distribution fees to the Distributor and the Dealers:



                Total
                Paid                           Distributor         Dealers
                ----------                     -----------         -------
                                 Distribution               Distribution
                                 Fees          Commissions  Fees         Commissions
                                 ------------  ----------- ------------- -----------
Special Fund    $1,809,820        $84,322         $-0-     $1,725,498        $-0-
Real Estate Fund    81,437            475          -0-         81,912         -0-
Equity Fund        621,909         28,862          -0-        650,771         -0-
Asset Allocation
  Fund             421,755          5,194          -0-        426,949         -0-
Oregon Bond Fund    61,567            479          -0-         62,046         -0-
Income Fund         26,760            794          -0-         27,554         -0-
U.S. Government
  Income Fund       35,826          1,046          -0-         36,872         -0-
U.S. Government
 Money Market Fund 146,868          6,091          -0-        152,959         -0-


               ---------------------------------
               U.S. GOVERNMENT MONEY MARKET FUND
               ---------------------------------

       The U.S. Government Money Market Fund uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Fund's per share net asset value at $1.00.
The U.S. Government Money Market Fund intends to maintain its net asset value at a constant one dollar per share, although there is no assurance that it will be able to do so.

       The extent of deviation between the U.S. Government Money Market Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Directors.
If such deviation exceeds 1/2 of 1%, the Directors will promptly consider what action, if any, will be initiated. In the event the

Directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will cause the U.S. Government Money Market Fund to take such corrective action as they regard to be necessary and appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such action may include the sale of U.S. Government Money Market Fund instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00, the Directors have the authority (i) to reduce or increase the number of shares outstanding on a pro rata basis, and (ii) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends.

                -----------------------------------
                PRICING OF SECURITIES BEING OFFERED
                -----------------------------------

       The price for shares of a Fund is the next determined net asset value of the Fund per share.

       Each Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Adviser, are accrued daily to the extent practicable.

       Dividends receivable are treated as assets from the date on which securities go ex-dividend and interest on bonds is accrued daily.

                ---------------------
                YIELD AND PERFORMANCE
                ---------------------

     The Funds will from time to time advertise or quote their respective yields and total return performance. These figures are calculated according to SEC rules standardizing such computations and represent historical data. The investment return and principal value (except for the U.S. Government Money Market Fund) will fluctuate so that shares when redeemed may be worth more or less than their original cost.

     The Funds may, from time to time, include in such advertisements or quotes comparisons of a Fund's yield or total return performance against one or more indices of stock or bond performance. Such indices include, for example, the Standard & Poor's 500 Stock Index, Dow Jones Industrial, Value Line Rates, and the Shearson Lehman Government/Corporate Bond Index.

THE U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------

       Current yield is calculated by dividing the net change in the value of an account of one share during an identified seven-calendar-day period by the value of the one share account at the beginning of the same period ($1.00) and multiplying that base period return by 365/7, I.E.:

net change in value of account with one share x 365 = Current
---------------------------------------------   ---
   value of account at beginning of period        7    Yield

     Compounded effective yield is calculated by daily compounding of the base period return referred to above.
This calculation is made by adding 1 to the base period return, raising the sum to a number equal to 365 divided by 7, and subtracting 1 from the result, I.E.:


[(base period return + 1) 365/7]  -1 = Compounded Effective Yield


     The determination of net change in the value of an account for purposes of the U.S. Government Money Market Fund yield calculations reflects the value of additional shares purchased with income dividends from the original share, and income dividends declared on both the original share and such additional shares. The determination of net change does not reflect realized gains or losses from the sale of securities or realized appreciation or depreciation. The U.S. Government Money Market Fund includes unrealized appreciation or depreciation, as well as unrealized gains or losses, in the determination of actual daily dividends. Therefore, the quoted yields as calculated above may differ from the actual dividends paid.


       The U.S. Government Money Market Fund's seven-day yield and effective yield as of the date of the most recent statement of assets and liabilities included in this registration statement is 4.98% and 5.11%, respectively.


YIELD
-----

     Current yield of the Oregon Bond Fund, the Income Fund
and the U.S. Government Income Fund is calculated by
dividing the net investment income per share earned during
an identified 30-day period by the maximum offering price
per share on the last day of the same period, according to
the following formula:
                                                6
                           YIELD = 2 [( a-b + 1) -1]
                                        ---
                                         cd

       Where:              a =    dividends and interest earned
                                  during  the period.

                           b =    expenses accrued for the period
                                  (net of reimbursements).

                           c =    the average daily number of shares
                                  outstanding during the period that
                                  were entitled to receive dividends.

                           d =    the maximum offering price per
                                  share on the last day of the
                                  period.

       The Funds use generally accepted accounting principles in determining actual income paid, which differ in some instances from SEC rules for computing income for the above yield calculations. Therefore, the quoted yields as calculated above may differ from the actual dividends paid.


       The Oregon Bond, Income and U.S. Government Income
Funds' yields for the 30-day period ended the date of the most recent statement of assets and liabilities included in this registration statement were 7.41%, 5.60%, and 5.17%, respectively.


       The Real Estate Fund's yield is computed by dividing the Fund's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the Fund on the last day of such base period in accordance with the following formula:

                                                6
                           YIELD = 2 [( a-b + 1) -1]
                                        ---
                                         cd

       Where:              a =    interest earned during the period

                           b =    net expenses accrued for the period

                           c =    the average daily number of shares
                                  outstanding during the period that
                                  were entitled to receive dividends

                           d =    the maximum offering price per
                                  share on the last day of the period

       For purposes of calculating interest earned on debt obligations as provided in item "a" above:

       (i) The yield to maturity of each obligation held by the Fund is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

       (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30-day base period.

       (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled.

       (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

       With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the Fund accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the Fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the remaining discount or premium on a security.


       The Fund's yield for the 30-day period ended the date of the most recent statement of assets and liabilities included in this registration statement was 4.15%.


       The Oregon Bond Fund may publish a tax equivalent yield for Oregon shareholders that represents the yield that an investor would have to receive on a fully taxable investment to achieve the same after-tax results at the highest then-existing marginal combined Oregon and Federal income tax rates, calculated according to the following formula:

              Tax Equivalent Yield =            a    +   c   +  e   +  g
                                               ---      ---    ---
                                               1-b      1-d    1-f

       Where:       a =    that portion of the current yield of the
                           Fund that is exempt from Federal and
                           Oregon income tax.

                    b = highest then-existing marginal combined Federal and Oregon income tax rate.

                    c = that portion of the current yield of the Fund that is only exempt from Federal gross income tax.

                    d = highest then-existing Federal income tax rate.

                    e = that portion of the current yield of the Fund that is only exempt from Oregon gross income tax.

                    f =    highest then-existing Oregon income tax
                           rate.

                    g = that portion of the current yield of the Fund that is not tax exempt.


       The tax equivalent yield for the 30-day period ended the date of the most recent statement of assets and liabilities included in this registration statement was 3.83%.


       The Oregon Bond Fund may also publish a tax equivalent yield for residents of Oregon that represents the yield that an investor would have to receive on a fully taxable investment to achieve the same after-tax results of the highest then-existing marginal Federal income tax rate, calculated according to the following formula:

                       Tax Equivalent Yield =   a    +   c
                                               ---
                                               1-b

       Where:        a =   that portion of the current yield of the
                           Fund that is exempt from Federal income
                           tax.

                     b =   highest then-existing marginal Federal
                           income tax rate

                     c = that portion of the current yield of the Fund that is not tax exempt.


       The tax equivalent yield for the Oregon Bond Fund, calculated according to the above formula, for the 30-day period ended the date of the most recent statement of assets and liabilities included in this registration statement was 6.34%.


       The U.S. Government Income Fund may publish a tax equivalent yield for residents of Oregon that represents the yield that an investor would have to receive on a fully taxable investment to achieve the same after-tax results of the highest then-existing marginal Oregon income tax rate, calculated according to the following formula:

                       Tax Equivalent Yield =   a    +   c
                                               ---
                                               1-b

       Where:        a =   that portion of the current yield of the
                           Fund that is exempt from Federal income
                           tax.

                     b =   highest then-existing marginal Oregon
                           income tax rate

                     c = that portion of the current yield of the Fund that is not tax exempt.


       The tax equivalent yield for the U.S. Government Income
Fund, calculated according to the above formula, for the 30-day period ended October 31, 1995 was 5.17%.


TOTAL RETURN
------------

       The Funds may also publish average annual total return quotations for recent one, five and ten year periods computed by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1+T)(n) = ERV

       Where:       P      =      a hypothetical initial payment of
                                  $1,000
                    T      =      average annual total return
                    n      =      number of years
                    ERV  =        ending redeemable value of a
                                  hypothetical $1,000 payment made at
                                  the beginning of the 1, 5 or 10
                                  year periods (or fractional portion
                                  thereof)

       Total return figures may also be published for recent one, five and ten year periods where the total return figures represent the percentage return for the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value. Total return percentages for periods of less than one year are usually annualized.

       If a Fund's registration statement under the 1940 Act has been in effect less than one, five or ten years, the time period during which the registration statement has been in effect will be substituted for the period stated.


       The average annual total return for the one- and five-year periods ended the date of the most recent statement of assets and liabilities included in this statement was, for the Special Fund, 1.78%, and 23.29%, respectively; for the Equity Fund, 13.37%, and 22.19%, respectively; for the Asset Allocation Fund,

13.0% and 14.22%, respectively; for the
Oregon Bond Fund, 10.66% and 7.02%, respectively; for the Income Fund, 11.92% and 7.88%, respectively; for the U.S. Government Income Fund, 9.12% and 6.68%, respectively; and for the U.S. Government Money Market Fund, 5.30% and 4.03%, respectively. The average annual total return for the Special Fund for the seven year period ended on the same date was 17.06%. The average annual total return for the Oregon Bond Fund for the ten-year period ended on the same date was 7.87%. The average annualized total return for the Real Estate Fund for the one-year period ended on the same date was 8.31%.


OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION
-----------------------------------------------------


       From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Funds may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. For example, a Fund's total return may be compared to averages or rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the Standard & Poor's 500 Stock Index, an unmanaged index of common stocks; or the Dow Jones
Industrial Average, a recognized unmanaged index of common stock of 30 industrial companies listed on the New York
Stock Exchange (the "NYSE").


       In addition, the performance of the Funds may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumer's Digest, Consumer's Report, Financial World,
Forbes, Fortune, Investor's Business Daily, Kiplinger's,
Personal Finance Magazine, Money Magazine, the New York
Times, Smart Money, USA Today, U.S. News and World Report,
The Wall Street Journal and Worth may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources, including Bloomberg Financial
Systems, CDA/Wiesenberger Investment Companies Service,
Donoghue's Mutual Fund Almanac, Investment Company Data,
Inc., Johnson's Charts, Kanon Bloch Carre & Co., Micropal,
Inc., Morningstar, Inc., Schabacker Investment Management,
Towers Data Systems and Weisenberger Investment Companies
Service.


       In addition, from time to time, quotations from articles from financial publications, such as those listed above, may be used in advertisements, in sales literature or in reports to shareholders of the Funds.

                       ----------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

GENERAL
-------

       Each of the Funds intends to qualify as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), but there is no assurance that they will be able to do so. In general, to qualify for this treatment, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain related income; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its taxable income and 90% of its net exempt interest income, if any, for the taxable year. If the Fund does not so qualify, it will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments made to shareholders.

       As regulated investment companies, the Funds will be taxed at regular corporate rates only on the undistributed portion of their net income and capital gains.

       If a Fund is required to pay federal income taxes on any retained Net Capital Gain (I.E., the excess of net long-term capital gains over net short-term capital losses and any capital loss carryover), that Fund may elect to treat such gain as having been distributed to its shareholders. The election will cause such amounts to be taxed to the shareholders. Each shareholder may claim a credit against his income taxes equal to such shareholder's proportionate share of the federal income tax liability that is paid by that Fund, and will generally be entitled to increase the adjusted tax basis of his shares in that Fund by the difference between his pro rata share of such gains and his tax credit.

       The Code requires a regulated investment company to pay a nondeductible 4% excise tax if such company does not distribute at least 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end. The tax is generally applied against the excess of this required distribution over the amount actually distributed. The
Funds intend to distribute an amount of income and capital gains that is sufficient to avoid imposition of the 4% excise tax.

       The value of any shares redeemed by the Funds or repurchased or otherwise sold may be more or less than the shareholder's tax basis in the shares at the time the redemption, repurchase or sale is made. Any gain or loss will generally be taxable for federal income tax purposes.

Any loss realized on the sale, redemption or repurchase of shares of the Funds that have been held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any net long-term capital gains distributions received by the shareholder with respect to such shares. Losses on the redemption or on the sale of shares of the Funds are not deductible if, and to the extent that, within a period beginning 30 days before the date of the redemption or sale and ending 30 days after such date, the taxpayer acquires other Fund shares.

       The writing of call options and other investment techniques and practices which some Funds may utilize, as described in the Prospectus under "Fundamental Policies," may create "straddles" for United States federal income tax purposes and may affect the character and timing of the recognition of gains and losses by such Funds. Such transactions may increase the amount of short-term capital gain realized by such Funds, which is taxed as ordinary income when distributed to shareholders.

       Dividends paid by the Funds will qualify for the dividends-received deductions for corporations to the extent they are derived from dividends paid by domestic corporations.

       Distributions, if any, of net long-term capital gains from the sale of the Funds' securities are taxable to shareholders of the Funds at capital gains rates, regardless of the length of time the shareholder has owned shares of the Funds and regardless of whether the distributions are reinvested in shares of the Funds.

       The Funds are required by federal law to obtain from each of their shareholders certification of the shareholder's correct taxpayer identification number and certain other information. If a shareholder fails to certify such number or to provide the necessary information to the Funds, or if the Funds receive certain notices from the Internal Revenue Service, the Funds will be required to withhold and pay to the United States Treasury 20% of any reportable dividends or interest paid to such shareholder.

THE OREGON MUNICIPAL BOND FUND, INC.
------------------------------------

       As stated in the Prospectus, the Oregon Bond Fund expects to qualify in the current and future fiscal years as a regulated investment company under the Code. If it does not so qualify, it will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments made to shareholders and will be unable to pay "exempt interest dividends," as discussed in the Prospectus.

       From time to time, proposals have been introduced before Congress and the Internal Revenue Service for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, including private activity bonds. It is likely that similar proposals will be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio could be adversely affected. In such event, the Fund would re-evaluate its investment objectives and policies and consider recommending to its shareholders changes in the structure of the Fund.

       Section 147 of the Code prohibits exemption from taxation of interest on certain governmental obligations paid to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. "Substantial user" is generally defined to include a "nonexempt person" who is entitled to use more than 5% of a facility financed from the proceeds of industrial development bonds. No investigation as to the substantial users of the facilities financed by bonds in the Fund's portfolio will be made by the Fund. Potential investors who may be, or may be related to, substantial users of such facilities should consult their tax advisors before purchasing shares of the Fund.

       Each distribution is accompanied by a brief explanation of the form and character of the distribution. The Fund provides each shareholder with an annual statement of the federal income tax status of all distributions, including a statement of percentage of the prior year's distributions designated by the Fund to be treated as tax-exempt interest or long-term capital gain. The dollar amounts of tax-exempt and taxable dividends and distributions paid by the Fund that are reported annually to shareholders will vary for each shareholder, depending upon the size and duration of the shareholder's investment in the Fund. To the extent that the Fund derives investment income from taxable interest, it intends to designate as the actual taxable income the same percentage of each day's dividend as the actual taxable income bears to the total investment income earned on that day. The percentage of the dividend designated as taxable (if any), therefore, may vary from day to day.

       Individuals, trusts, and estates who or which are residents of the state of Oregon will not be subject to the Oregon personal income tax on distributions from the Fund representing tax-exempt interest paid on municipal securities issued by the State of Oregon and its political subdivisions. Distributions to Oregon residents representing earnings of the Fund from sources other than such tax-exempt interest will be subject to the Oregon personal income tax. In addition, the Fund anticipates that all distributions from the Fund, from any source, to corporations subject to the Oregon Corporation excise tax will be subject to that tax. For purposes of the Oregon personal income tax and the Oregon corporate excise tax, income from Fund distributions of interest paid on municipal securities issued by a state, other than Oregon, and its political subdivisions will be reduced by interest on indebtedness incurred to carry such securities and expenses incurred to produce such income.

       The Oregon Corporate Excise Tax Act generally taxes corporations on income received from municipal securities, including those issued by the state of Oregon and its political subdivisions. Since the Fund is a corporation, it would generally be subject to such a tax. However, the Oregon Department of Revenue has adopted an administrative rule (Oregon Administrative Rule 150.317,010(10)) which provides that a registered investment company may deduct from its income an amount equal to the exempt interest dividends paid to its shareholders. The Fund expects to distribute substantially all of its interest income as dividends to its shareholders and, therefore, does not expect to be liable for Oregon Corporate Excise tax.

       Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying "exempt interest dividends," such as the Fund, is not deductible by the investor. Under rules used by the Internal Revenue Service, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. In addition, under Sections 265 and 291 of the Code, certain financial institutions acquiring shares may be subject to a reduction in the amount of interest expense that would otherwise be allowable as a deduction for federal income tax purposes.


FOREIGN TAXES
-------------



       As described below in "Special Investment Risks -- Foreign Securities," certain Funds may be subject to foreign withholding taxes which would reduce the yield on their investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is expected that shareholders of the Funds who are subject to United States federal income tax will not be entitled to claim a federal income tax credit or deduction for foreign taxes paid by the Funds.

       Gains and losses realized by any of the Funds on certain transactions, including sales of foreign debt securities and certain transactions involving foreign currency, will be treated as ordinary income or loss for federal income tax purposes to the extent, if any, that such gains or losses are attributable to changes in exchange rates for foreign currencies. Accordingly, distributions taxable as ordinary income will include the net amount, if any, of such foreign exchange gains and will be reduced by the net amount, if any, of such foreign exchange losses.

       If any of the Funds purchases shares in certain foreign investment entities, called "passive foreign investment companies", it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such share, even if such income is distributed as a taxable dividend by such Fund to its shareholders. Additional charges in the nature of interest may be imposed on either the Fund or its shareholders in respect of deferred taxes arising from such distributions or gains.

       If any of the Funds were to invest in a passive foreign investment company with respect to which the Fund elected to make a "qualified electing fund" election, in lieu of the foregoing requirement, such Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if such amount were not distributed to such Fund.

                      -------------------------
                      SPECIAL INVESTOR SERVICES
                      -------------------------

       The Funds offer certain shareholder services, which are designed to facilitate investment in their shares. Each of the options is described in the Funds' Prospectus. All of these special services may be terminated by either the Funds or the shareholder without any prior written notice.

                               -------------------
                               GENERAL INFORMATION
                               -------------------

       The Funds were incorporated under Oregon law on the dates listed below.

                                                              Date
                                                          Incorporated
                                                          ------------
The Crabbe Huson Special Fund, Inc.                        1/29/87
The Crabbe Huson Real Estate Investment Fund, Inc.        12/29/93
The Crabbe Huson Equity Fund, Inc.                         8/10/88
The Crabbe Huson Asset Allocation Fund, Inc.               8/10/88
The Oregon Municipal Bond Fund, Inc.                      10/24/83
The Crabbe Huson Income Fund, Inc.                         8/10/88
The Crabbe Huson U.S. Government Income Fund, Inc.         8/10/88
The Crabbe Huson U.S. Government Money Market
  Fund, Inc.                                               8/10/88

       During the last five years, the following Funds have changed their names on the approximate dates indicated:

The Crabbe Huson Special Fund, Inc.
       Formerly The Crabbe Huson Growth Fund, Inc. until 2/23/93
       Formerly The PNCG Growth Fund, Inc. until 6/14/90

The Crabbe Huson Equity Fund, Inc.
       Formerly The PNCG Equity Fund, Inc. until 6/14/90

The Crabbe Huson Asset Allocation Fund, Inc.
       Formerly The PNCG Asset Allocation Fund, Inc. until 6/14/90

The Crabbe Huson Income Fund, Inc.
       Formerly The PNCG Income Fund, Inc. until 6/14/90

The Crabbe Huson U.S. Government Income Fund, Inc.
       Formerly The Crabbe Huson U.S. Government Income Fund, Inc.
       until 6/14/90

The Crabbe Huson U.S. Government Money Market Fund, Inc.
       Formerly The Crabbe Huson Money Market Fund, Inc.
       until 2/23/93
       Formerly The PNCG Money Market Fund, Inc. until 6/14/90

       Each Fund has an authorized capital of 100 million shares of common stock (except the Real Estate Fund, which has an authorized capital of 1 billion shares; the Oregon Bond Fund, which has an authorized capital of 10 million shares with a par value of $.001 per share; and the U.S. Government Money Market Fund, which has an authorized capital of 2 billion shares). All shares of each fund are of the same class, although the Real Estate Fund may establish other classes in the future. Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held for that particular Fund. Shareholders of each Fund vote on the election of directors and any other matter submitted to a shareholder vote. Shares issued are fully paid and nonassessable, and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by that Fund, and in the net assets of that Fund upon liquidation or dissolution after satisfaction of outstanding liabilities.

       The authorized shares of the Real Estate Fund may be divided into such separate series as the Fund's Board of Directors may establish. The Board of Directors may establish additional classes or series of shares, and may divide or combine the shares into a greater or lesser number of shares without changing the proportionate interest of a shareholder. The holders of any additional shares would participate equally in the earnings, dividends and assets of the particular series, and would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series would vote together in the election of directors and accountants.

                                     -------
                                     COUNSEL
                                     -------

       The law firm of Davis Wright Tremaine, Portland,
Oregon, will pass on certain legal matters in connection with the issuance of shares of the Funds and will also act as counsel to the Funds and as counsel to the Adviser and the Distributor in connection with their relationship with the Funds and certain matters.

                                    --------
                                    AUDITORS
                                    --------

       KPMG Peat Marwick LLP, Portland, Oregon, acts as the
Funds' independent auditors.  In such capacity, KPMG Peat
Marwick LLP performs the annual audit of each Fund's financial statements and assists in the preparation of tax returns.

             -------------------------------------------------------
             CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
             -------------------------------------------------------

       Investors Fiduciary Trust Co. serves as the custodian (the "Custodian") of the Funds' cash and securities. State Street Bank and Trust Company serves as the Funds' transfer agent and dividend-disbursing agent (the "Transfer Agent"). Boston Financial Data Services serves as the Transfer Agent's Servicing Agent in carrying out the Transfer Agent's responsibilities to the Funds. The Transfer Agent processes requests for the purchase or redemption of a Fund's shares, sends statements of ownership to shareholders, and performs other administrative duties on behalf of the Funds. Neither the Custodian nor the Transfer Agent plays any role in establishing the investment policies of the Funds or in determining which securities are to be purchased or sold by the Funds. All fees and expenses of the Custodian and the Transfer Agent are paid by the Funds. For its custodial services to the Funds, the Custodian receives monthly fees based upon the Funds' month-end, aggregate net asset value, plus certain charges for securities transactions. For its services as transfer agent and dividend-disbursing agent, the Transfer Agent receives fees from the Funds based upon the number of shareholder accounts maintained and the number of transactions effected. The Custodian and the Transfer Agent are also reimbursed by the Funds for out-of-pocket expenses, including the expense of clerical and administrative services provided to the Funds.

                        --------------------------------
                        ADDITIONAL INFORMATION REGARDING
                        CERTAIN INVESTMENTS BY THE FUNDS
                        --------------------------------

GOVERNMENT SECURITIES
---------------------

       The taxable fixed-income obligations in which the Funds may invest on a short-term basis may include obligations issued or guaranteed by the United States government, its agencies, instrumentalities, or authorities. Any such obligations in which the Funds invest will consist of bills, notes, and bonds issued by the United States Treasury or obligations issued by other agencies of the United States Government. Examples of other government agencies in whose obligations the Funds may invest include Federal Home Loan Intermediate Credit banks, Federal Land Banks, Federal Home Loan Banks, and the Federal National Mortgage Association. Obligations issued by the United States Treasury are guaranteed by the full faith and credit of the United States Government. Obligations issued by other federal agencies are direct obligations of such agencies and are not guaranteed by the United States Government.

MUNICIPAL SECURITIES (The Oregon Municipal Bond Fund, Inc.)
--------------------

       The term "municipal securities," as used in this Statement of Additional Information, means obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, or instrumentalities or multi-state agencies, or authorities. These obligations are issued to fund various public projects (such as construction of airports, highways, bridges, schools, and housing), refund outstanding municipal obligations, obtain funds for general operating expenses, and for loans to other public institutions and facilities. Municipal securities are of varying maturities and differ in investment quality, depending upon the credit worthiness of the obligation's issuer.

       The two principal classifications of municipal securities are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in a few cases, from the proceeds of a special excise or other tax, but are not supported by the issuer's power to levy general taxes.

       One type of revenue bond is the "private activity bond" (formerly referred to as "industrial development bonds"). These obligations are issued by a governmental or quasi-governmental issuer, but all or a major portion of the proceeds realized upon the sale of these obligations are
                               52
used, directly or indirectly, to fund the trade or business of a private enterprise, generally by financing the acquisition of a facility to be used by that enterprise.
The payment of principal and interest on private activity bonds is dependent on the ability of the private enterprise to meet those obligations and is usually secured by an interest in the financed facility or in payments, such as lease payments, received with respect to that property. The issuer of the bonds does not pledge its full credit and taxing power for the payment of principal and interest.
Under current federal income laws, the interest received on certain small issues and obligations used to finance certain exempt facilities which may be leased to or used by persons other than the issuer is exempt from federal income tax.
The Oregon Bond Fund intends to purchase tax-exempt private activity bonds if, in the opinion of the Adviser, such obligations are appropriate for the Fund's securities portfolios. No limit has been placed upon the amount of private activity bonds that may be purchased by the Oregon Bond Fund, and a significant percentage of the Oregon Bond Fund's total assets may be invested in such obligations. However, no more than 25% of the Oregon Bond Fund's total assets may be invested in private activity bonds where the payment of principal and interest is the ultimate responsibility of companies within the same industry.

                            ------------------------
                            SPECIAL INVESTMENT RISKS
                            ------------------------

FOREIGN SECURITIES
------------------

       The Special, Equity, Asset Allocation and Income Funds may invest up to 35% of their total assets in foreign securities, which may or may not be traded on an exchange. These Funds may purchase securities issued by issuers in any country. Securities of foreign companies are frequently denominated in foreign currencies, and these Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies. As a result, these Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and they may incur expenses in connection with conversion between various currencies. Subject to their investment restrictions, these Funds may invest in other investment companies that invest in foreign securities. These Funds do not expect to invest more than 5% of their respective assets in such investment companies.

       Foreign securities may be subject to foreign government taxes that would reduce the income yield on such securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of any foreign withholding taxes would reduce the income the affected Fund received from any foreign investments.

       Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of the issuer, difficulty of predicting international trade patterns, and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations or of the United States Government. In addition, the net asset value of these Funds is determined and shares of these Funds can be redeemed only on days during which securities are traded on the NYSE. However, foreign securities held by these Funds may be traded on Saturdays or other holidays when the NYSE is closed. Accordingly, the net asset value of these Funds may be significantly affected on days when an investor has no access to these Funds.

       In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain foreign countries, there is a possibility of expropriation, nationalization, or confiscatory taxation, which could affect investment in those countries.

FUTURES CONTRACTS
-----------------

Stock Index Futures
-------------------

       The Special, Real Estate, Equity and Asset Allocation Funds may invest up to 10% of their total assets in futures contracts of broad based stock market indices. Purchasing such contracts involves greater risks than buying the underlying securities because futures contracts expire in a relatively short period of time and may result in the loss of the entire investment in such contracts. These Funds intend to use such contracts primarily for hedging and defensive purposes.

Interest Rate Futures
---------------------

       The Special, Real Estate, Equity, Asset Allocation and Income Funds may invest up to 10% of their total assets in futures contracts on fixed income securities such as U.S. Government Bonds, bills or notes. These Funds intend to use such contracts for hedging or defensive purposes.

       Interest rate futures contracts carry the risk of loss of the entire amount of investment since they have a limited expiration date.

                              --------------------
                              FINANCIAL STATEMENTS
                              --------------------

       Following are the financial statements of the Crabbe
Huson Funds as of October 31, 1995.

                    THE OREGON MUNICIPAL BOND FUND, INC.

                           SCHEDULE OF INVESTMENTS
                               October 31, 1995

               Face                                                                      Market
              Value   Securities Description                                              Value
         ----------   -----------------------------------------------------          -----------
                      FIXED INCOME SECURITIES - 98.3%
       PRE-REFUNDED BONDS - 18.7%*
         $   40,000   Multnomah County
                        School District #1
                        9.200%  12/15/95 ..................................           $  40,255
          1,000,000   Multnomah County
                        School District #1
                        9.300%  12/15/95 ..................................           1,006,490
            295,000   Metropolitan Service District
                        5.750%  7/01/99 ...................................             314,912
            270,000   Metropolitan Service District
                        6.600%  7/01/99 ...................................             295,987
            250,000   Clackamas & Washington County
                        School District #003
                        7.200%  10/01/99 ..................................             275,937
            200,000   Clackamas & Washington County
                        School District #003
                        7.250%  10/01/99 ..................................             221,000
            400,000   Metropolitan Service District
                        7.000%  1/01/00 ...................................             446,000
            353,000   Deschutes County (St.
                        Charles Medical Center)
                        6.750%  1/01/00 ...................................             390,947
            100,000   Oregon State Department
                        General Services
                        7.200%  1/15/00 ...................................             112,500
            150,000   Clackamas County School
                        District  #12  6.500%
                        06/01/00 ..........................................             163,312
            310,000   Emerald Peoples Utility
                        District  6.300%
                        11/01/00 ..........................................             339,450
            125,000   Oregon Economic Development
                        Dept-Ser B  6.350%
                        1/01/01 ...........................................             137,500
            250,000   Washington County School District
                         # 48J  6.200%  9/01/01 ...........................             272,187
            250,000   Emerald Peoples Utility
                        District  6.500%
                        11/01/01 ..........................................             276,563
            270,000   Port of Morrow (Pollution
                        Control)  6.375%
                        04/01/02 ..........................................             297,000
            125,000   Marion & Polk County School
                        District #24J  5.700% 10/01/02 ....................             133,438
            225,000   Marion & Polk County
                        School District #24-J
                        6.000%  10/01/02 ..................................             244,125
            250,000   Oregon State Revenue
                        Series B  6.250%
                        1/01/08 ...........................................             273,750
                                                                                     -----------
                                                                                      5,241,353
                                                                                     -----------
         INSURED BONDS - 43.8%
            200,000   Jackson County School District
                        6.000%  6/01/01 (FSA) .............................             215,250
            250,000   Clackamas County Hospital
                        Facility Revenue 5.800%
                        3/01/02 (MBIA) ....................................             266,563


               Face                                                                      Market
              Value   Securities Description                                              Value
         ------------ ---------------------------------------------------------      -----------
        $ 1,000,000   Portland Hospital Facility
                        Legacy Health System
                        6.400% 5/01/02  (AMBAC) ...............................      $1,105,000
            200,000   Yamhill County
                        School District #29J
                        4.800%  6/01/02 (FSA) .................................         201,250
          1,240,000   Hood River County Oregon
                        School District 6.000%
                        6/01/03 (AMBAC)........................................       1,346,950
            250,000   Emerald Peoples Utility
                        District 5.450%
                        11/01/03 (AMBAC).......................................         263,750
            500,000   Deschutes/Jefferson County
                        School Dist. 5.300%
                        6/01/04 (MBIA).........................................         519,375
            260,000   Hood River County Oregon
                        School Dist.  6.000%
                        6/01/04  (AMBAC) ......................................         282,100
            545,000   Jefferson County School District
                        #509J  6.500%
                        6/15/04  (FSA) ........................................         609,038
            400,000   University Puerto Rico Ser
                      5.100%  6/01/05 (MBIA)...................................         406,500
            350,000   Portland Oregon Sewer System
                        (Revenue)  5.750%
                        10/01/05  (FGIC) ......................................         377,125
            500,000   Washington County Sewer System
                        (Revenue)  5.800%
                        10/01/05  (AMBAC) .....................................         532,500
          1,015,000   Crook County Oregon School
                        District 4.700%
                        2/01/06 (FSA)..........................................         984,550
            400,000   Oregon State Facility
                        Series A  6.100%
                        9/01/06  (AMBAC) ......................................         429,500
            350,000   Washington County Sewer System
                        (Revenue)  5.900%
                        10/01/06  (AMBAC) .....................................         373,625
          1,065,000   McMinnville Sewer System
                        (Revenue)  4.700%
                        2/01/07  (FGIC) .......................................       1,043,700
           335,000   Jackson County School District
                        5.200%  6/01/07 (FSA) .................................         340,025
          1,000,000   Salem Keizer School
                        District #24-J  5.500%
                        6/01/07  (FGIC) .......................................       1,028,750
          1,100,000   Multnomah County S.D. Park Rose
                        5.600%  12/01/07 (FGIC)................................       1,153,625
            350,000   Portland Sewer System
                        6.000%  10/01/12 (FGIC)................................         366,188
            500,000   McMinnville Sewer System
                        (Revenue)  5.000%
                        2/01/14  (FGIC)  ......................................          472,500
                                                                                      12,317,864
         CERTIFICATE OF PARTICIPATION BONDS - 1.0%
            250,000   City of Portland
                        6.950%  04/01/99 ......................................          272,813

*Dates reflect pre-refunded dates.
See accompanying notes to financial statements.

                     THE OREGON MUNICIPAL BOND FUND,  INC.
                           SCHEDULE OF INVESTMENTS
                              October 31, 1995

               Face                                                                      Market
              Value   Securities Description                                              Value
         -----------  ----------------------------------------------------           -----------
         STATE OF OREGON
         GENERAL OBLIGATION - 9.4%
          $ 240,000   State of Oregon G. O.
                        7.700%  03/01/02...................................         $   253,800
            100,000   State of Oregon G. O.
                        9.000%   04/01/03 .................................             126,750
            205,000   State of Oregon G.O.
                        8.200%  07/01/04...................................             254,969
            150,000   State of Oregon G.O.
                        7.200%  07/01/04...................................             176,250
            110,000   State of Oregon G.O.
                        6.000%  08/01/04...................................             119,625
            200,000   State of Oregon G. O.
                        9.000%  10/01/04 ..................................             230,500
            345,000   State of Oregon G.O.
                        6.750%  05/01/05...................................             395,025
            250,000   State of Oregon G. O.
                        (Veterans) 7.250% 07/01/06 ........................             299,063
            200,000   State of Oregon G. O.
                        (Veterans) 8.250% 01/01/07 ........................             254,000
            200,000   State of Oregon G. O.
                        (Veterans)  7.250% 01/01/07 .......................             239,750
            100,000   State of Oregon G.O. (Alt Energy)
                        6.400%  01/01/08 ..................................             106,125
            130,000   State of Oregon G.O.
                        9.200%  04/01/08 ..................................             178,588
                                                                                     -----------
                                                                                      2,634,445
                                                                                     -----------
        REVENUE BONDS - 2.7%
            545,000   Oregon State Light Rail
                        7.000%  06/01/04 ..................................             627,431
            125,000   Oregon State Fair & Expo
                        Revenue 7.375% 10/01/06 ...........................             128,154
                                                                                     -----------
                                                                                        755,585
                                                                                     -----------
        OTHER BONDS
        GENERAL OBLIGATION - 12.7%
            225,000   City of Portland Water G.O.
                        3.700%  12/01/00 ..................................             230,062
            330,000   Puerto Rico G.O.
                        7.125%  07/01/02 ..................................             350,625
            445,000   Washington & Clackamas School
                        District 5.250%  6/01/03 ..........................             460,019
            300,000   Deschutes G.O. School
                        District #1 5.800%  02/01/04 ......................             316,875
            400,000   Washington & Clackamas School
                        District  5.250  6/01/05 ..........................             407,000
            200,000   Clackamas Community College
                       5.100%  12/01/05 ...................................             203,750
          1,000,000   Tri-Met Light Rail
                        5.900%  07/01/06 ..................................           1,053,750
            300,000   Salem Oregon Series A
                        5.875%  1/01/07 ...................................             310,875
            230,000   Lane County Area Education District
                        4.850%  6/01/08 ...................................             224,825
                                                                                    -----------
                                                                                      3,557,781
                                                                                    -----------


               Face                                                                      Market
              Value   Securities Description                                              Value
         -----------  ---------------------------------------------------------     -----------
        OTHER REVENUE BONDS - 10.0%
        $   200,000   City of Portland (Hydro Electric
                        Power) 6.500% 10/01/97 ............................         $   201,780
            335,000   Central Lincoln PUD
                        6.500%  01/01/02 ..................................             367,662
            600,000   Clackamas County Hospital (Sisters
                        of Providence) 6.200% 10/01/02 ....................             646,500
            350,000   City of Portland (Urban Renewal)
                        5.700%  06/01/04 ..................................             370,125
            420,000   Multnomah County School District
                        5.000%  3/01/07 ...................................             417,375
            765,000   Salem Educational Facility (Revenue)
                        6.000%  04/01/10 ..................................             797,512
                                                                                    -----------
                                                                                      2,800,954
                                                                                    -----------

 Total Investments -  98.3%                                                          27,580,795
  (Cost $26,215,041)**
 Other Assets and (Liabilities), Net - 1.7%                                             489,576
                                                                                    -----------

 TOTAL NET ASSETS - 100.0%                                                          $28,070,371
                                                                                    -----------
                                                                                    -----------










                           PORTFOLIO ALLOCATION TABLE:

                           Education................................................                     43.7%
                           General Obligation.......................................                     10.6
                           General Services.........................................                      8.2
                           Hospital.................................................                      8.7
                           Public Utility...........................................                      5.2
                           Transportation...........................................                      6.0
                           Economic Development.....................................                      3.8
                           Water & Sewer............................................                     12.1

                           Total Investments........................................                     98.3%

**Aggregate cost for Federal income tax purposes is identical.
See accompanying notes to financial statements.

                       THE CRABBE HUSON SPECIAL FUND, INC.

                           SCHEDULE OF INVESTMENTS
                              October 31, 1995

                                                                                          Market
Shares                   Securities Description                                            Value
----------------------   -----------------------------------------------          --------------
                                  CONVERTIBLE PREFERRED - 0.5%
                                  ----------------------------
                50,000   Olympic Financial Ltd .........................          $    4,237,500
                                                                                  --------------
                                    COMMON STOCK - 74.5%
                                    --------------------
CONSUMER CYCLICALS
Automotive - 0.5%
                91,800   Exide Corp ....................................               4,027,725
                                                                                  --------------
Consumer Products - 2.9%
               783,100 * General Instrument Corp........................              14,878,900
               745,500   Juno Lighting, Inc ............................              10,809,750
                                                                                      25,688,650
Retail - 7.6%
             1,275,600 * Ann Taylor ....................................              14,031,600
             1,536,900 * Bombay Co, Inc ................................               9,029,288
             1,122,100 * Burlington Coat Factory .......................              12,483,363
               753,100   Cato Corp CL A ................................               4,612,738
             1,496,000   Phillips-Van Heusen ...........................              15,147,000
               631,600   Ross Stores, Inc ..............................               9,908,225
               220,700 * Sports & Recreation Inc .......................               1,627,663
                                                                                  --------------
                                                                                      66,839,877
                                                                                  --------------
CONSUMER STAPLES - 5.0%
               771,900 * Fred Meyer Inc ................................              14,376,638
               679,200   Hudson Foods Inc CL A .........................               9,593,700
               592,400 * Paragon Trade Brands, Inc .....................               9,404,350
             1,870,400 * Payless Cashways, Inc .........................              10,754,800
                                                                                  --------------
                                                                                      44,129,488
                                                                                  --------------
BASIC MATERIALS & INDUSTRIAL
Building Materials - 1.4%
               164,900   Fleetwood Enterprises .........................               3,380,450
             1,393,900   Morrison Knudsen Corp .........................               9,060,350
                                                                                  --------------
                                                                                      12,440,800
                                                                                  --------------
Chemicals -1.1%
               781,200   Crompton & Knowles Corp .......................               9,862,650
                                                                                  --------------
Equipment & Machinery  - 3.4%
               810,800   Giddings & Lewis, Inc .........................              13,074,150
             1,341,500   MK Rail Corp ..................................               9,558,188
               213,500   Stewart & Stevenson Serv ......................               4,857,125
                89,800   Wabash National Corp ..........................               2,278,675
                                                                                  --------------
                                                                                      29,768,138
                                                                                  --------------
Forest Products & Packaging - 1.9%
               783,900   Longview Fibre Co .............................              11,366,550
               332,800   TJ International, Inc .........................               5,761,600
                                                                                  --------------
                                                                                      17,128,150
                                                                                  --------------
Metals & Mining - 5.0%
               791,600   Battle Mountain Gold ..........................               6,035,950
               504,600   Huntco, Inc ...................................               6,559,800
               817,500   Oregon Steel Mills Inc ........................              11,649,375
               182,200 * Pegasus Gold Inc ..............................               2,004,200
             1,757,500   Sante Fe Pacific Gold Co ......................              17,355,313
                                                                                  --------------
                                                                                      43,604,638
                                                                                  --------------
Pollution Control - 2.0%
             5,167,800 * Rollins Environmental Services ................              17,441,325
                                                                                  --------------

ENERGY  - 5.5%
               189,600   Anadarko Petroleum Corp .......................               8,223,900
                98,400   Asarco, Inc ...................................               3,173,400
                18,300   Devon Energy Corp .............................                 398,025



                                                                                          Market
Shares                   Securities Description                                            Value
----------------------   -----------------------------------------------          --------------
ENERGY - (continued)
               916,900 * Forcenergy Gas Exploration .....................         $    8,939,775
               589,500   Holly Corp .....................................             12,821,625
               432,500 * Oryx Energy Corp ...............................              4,973,750
               983,400   Snyder Oil Corp ................................             10,079,850
                                                                                  --------------
                                                                                      48,610,325
                                                                                  --------------
FINANCIAL  - 8.4%
               347,000   American Financial Group Inc....................              9,716,000
               544,200 * Citation Insurance Group .......................              2,414,888
               795,000   John Alden Financial Corp.......................             16,496,250
               112,600 * Olympic Financial Ltd ..........................              2,054,950
               620,700 * Risk Capital Holdings Inc ......................             13,655,400
               739,300 * 20th Century Industries ........................             12,290,863
               581,900 * Zurich Reinsurance Centre ......................             16,729,625
                                                                                  --------------
                                                                                      73,357,976
                                                                                  --------------
HEALTHCARE - 12.7%
               288,100 * Cor Therapeutices ..............................              2,989,038
             1,452,800 * Coventry Corp ..................................             28,511,200
               330,500 * Grancare Inc ...................................              4,833,563
               291,700   Grupo Casa Autrey - ADR ........................              3,719,175
               918,100   Integrated Health Services .....................             21,001,538
               756,500 * Perrigo Co .....................................              9,267,125
               252,400 * Scherer R.P. Corp ..............................             11,231,800
               720,800 * Sofamor Danek Group, Inc .......................             17,659,600
             1,073,100 * Sun Healthcare Group, Inc ......................             12,743,063
                                                                                  --------------
                                                                                     111,956,102
                                                                                  --------------
REAL ESTATE INVESTMENT TRUST - 2.9%
             1,626,600 * Catellus Development Corp ......................              8,946,300
               317,700   Crown American Realty ..........................              2,422,463
               629,600   Prime Residential, Inc .........................             11,018,000
               217,000   Prime Retail, Inc ..............................              2,631,125
                                                                                  --------------
                                                                                      25,017,888
                                                                                  --------------
TECHNOLOGY - 5.1%
             1,014,800 * 3D0 Co .........................................             10,909,100
             1,108,800 * Cray Research ..................................             23,007,600
             1,271,700 * Zenith Electronics Corp ........................             10,650,480
                                                                                  --------------
                                                                                      44,567,180
                                                                                  --------------
TRANSPORTATION - 9.1%
             1,154,300   Airborne Freight Corp ..........................             30,300,375
               906,600 * Alaska Air Group ...............................             13,485,675
               268,600   Hunt (JB) Transportation Serv ..................              4,163,300
               698,500 * Landstar System Inc ............................             18,335,625
               308,900   Teekay Shipping Corp ...........................              7,181,925
               115,900   TNT Freightways Corp ...........................              2,086,200
               359,900   Yellow Corp ....................................              4,723,688
                                                                                  --------------
                                                                                      80,276,788
                                                                                  --------------

Total Common Stocks                                                                  654,717,700
                                                                                  --------------
                                         OPTIONS - 2.5%
                                         --------------
Put Options
                70,000   Cypress Semiconductor Corp
                         @ 45, expiring 12/15/95 ........................                691,250
            14,269,400   Morgan Stanley High Tech Index
                         @ 350, expiring 6/21/96 ........................              4,913,240
            15,804,800   Morgan Stanley High Tech Index
                         @ 316, expiring 6/21/96 ........................              2,985,527
            15,384,615   Morgan Stanley High Tech Index
                         @ 325, expiring 6/21/96 ........................              3,380,000
            45,839,300   Morgan Stanley High Tech Index
                         @ 327, expiring 6/21/96 ........................             10,483,448
                                                                                  --------------
                                                                                      22,453,465
                                                                                  --------------

*Non-income producing

See accompanying notes to financial statements.

                       THE CRABBE HUSON SPECIAL FUND, INC.

                           SCHEDULE OF INVESTMENTS
                              October 31, 1995

                Shares
               or face                                                                    Market
                 Value   Securities Description                                            Value
----------------------   -----------------------------------------------          --------------
                               SHORT-TERM INVESTMENTS - 9.8% **
                               --------------------------------
Treasury Bills - 1.3%
                         U.S. Treasury Bill
         $   5,000,000     5.270% 11/24/95 .............................           $   4,983,148
             4,000,000     5.160% 12/21/95 .............................               3,971,333
             2,285,000     5.260% 10/17/96 .............................               2,167,460
                                                                                  --------------
                                                                                      11,121,941
                                                                                  --------------
Discount Notes - 8.5%
                         Federal Farm Credit
             3,000,000     5.480% 12/15/95 .............................               2,979,907
             3,500,000     5.500% 12/22/95 .............................               3,472,729
               865,000     5.520% 12/07/95 .............................                 860,225
               500,000     5.530% 11/28/95 .............................                 497,926
             1,000,000     5.550% 11/03/95 .............................                 999,692
             4,010,000     5.560% 11/09/95 - 1/04/96 ...................               3,984,053
             8,660,000     5.570% 11/27/95 - 1/04/96 ...................               8,615,496
             1,000,000     5.590% 11/17/95 .............................                 997,516
               305,000     5.610% 11/13/95 .............................                 304,430

                         Federal Home Loan
             2,000,000     5.470% 1/22/96 ..............................               1,975,081
             1,590,000     5.480% 12/28/95 .............................               1,576,204
             4,000,000     5.490% 1/30/96 ..............................               3,945,100
             3,500,000     5.500% 12/29/95 .............................               3,468,986
             3,250,000     5.520% 12/08/95 - 12/13/95 ..................               3,230,028
             3,155,000     5.540% 11/24/95 - 12/18/95 ..................               3,141,414
             7,000,000     5.550% 1/02/96 - 1/3/96 .....................               6,932,552
            11,450,000     5.560% 11/07/95 - 1/25/96 ...................              11,347,657
             6,000,000     5.570% 11/06/95 - 1/10/96 ...................               5,945,460
             4,445,000     5.580% 1/05/96 - 1/08/96.....................               4,399,585
             1,500,000     5.590% 11/13/95 .............................               1,497,205
             4,465,000     5.620% 11/01/95 - 11/15/95...................               4,463,984
                                                                                  --------------
                                                                                      74,635,230
                                                                                  --------------

Total Short-Term Investments                                                          85,757,171
                                                                                  --------------

Total Investments -87.3%                                                             767,165,836
  (Cost 789,902,314)***
Cash - 0.2%                                                                            2,028,004
                                                                                  --------------

                              SECURITIES SOLD SHORT - (15.1%)
                              -------------------------------
COMMON STOCKS
Computers - 3.6%
               180,700   Computer Associates Intl, Inc .................              (9,938,500)
               107,700   Micro Warehouse Inc ...........................              (4,792,650)
               222,500   Sun Microsystems, Inc .........................             (17,355,000)
                                                                                  --------------
                                                                                     (32,086,150)
                                                                                  --------------

                Shares
               or face                                                                    Market
                 Value   Securities Description                                            Value
----------------------   -----------------------------------------------          --------------
Semiconductors - 4.3%
                408,150   Alliance Semiconductor .........................          ($12,550,611)
                410,100   Cypress Semiconductor ..........................           (14,456,025)
                 96,200   Microchip Technology Inc .......................            (3,817,938)
                100,000   Micron Technology ..............................            (7,062,500)
                                                                                  --------------
                                                                                     (37,887,074)
                                                                                  --------------
Software - 7.2%
                150,000   Adobe Systems, Inc .............................            (8,550,000)
                 93,200   Broderbund Software ............................            (6,465,750)
                431,900   Gartner Group Inc CL A .........................           (18,841,638)
                854,000   Tellabs, Inc ...................................           (29,036,000)
                                                                                  --------------
                                                                                     (62,893,388)
                                                                                  --------------

Total Securities Sold Short -   (15.1%)                                             (132,866,612)
                                                                                  --------------
 (Proceeds $116,397,420)****
Other Assets and (Liabilities), Net - 27.6%                                          242,232,606
                                                                                  --------------
 TOTAL NET ASSETS - 100.0%                                                          $878,559,834
                                                                                  --------------
                                                                                  --------------


**Rates reflect purchase yield to maturity.
***Aggregate cost for Federal income tax purposes is $790,872,568. ****Aggregate proceeds for Federal income tax purposes is $119,775,124.

See accompanying notes to financial statements.

                      THE CRABBE HUSON ASSET ALLOCATION FUND, INC.

                               SCHEDULE OF INVESTMENTS
                                   October 31, 1995


                   Face                                                          Market
                  Value   Securities Description                                  Value
-----------------------   ----------------------------------------       --------------
                 FIXED INCOME SECURITIES - 50.2%
                 ------------------------------

GOVERNMENT BONDS - 33.2%
          $  10,765,000   U.S. Treasury Note
                            6.000% 8/31/97 ........................       $  10,834,218
              7,465,000   U.S. Treasury Note
                            6.250% 8/31/00 ........................           7,615,046
              3,870,000   U.S. Treasury Note
                            6.500% 8/15/05 ........................           4,005,837
             21,300,000   U.S. Treasury Bond
                            6.875% 8/15/25 ........................          22,861,290
                                                                          -------------
                                                                             45,316,391
                                                                          -------------

CORPORATE BONDS - 7.4%
                600,000   Baxter International
                            7.500% 5/01/97 ........................             612,000
                500,000   GMAC
                           8.000%  10/01/99 .......................             527,500
                550,000   Upjohn Co
                            5.875% 4/15/00 ........................             539,687
                550,000   Pepsico, Inc
                            5.875% 6/01/00 ........................             543,812
                400,000   American Express Credit
                            6.500% 8/01/00 ........................             404,500
                700,000   Ford Motor Credit
                            6.250% 11/08/00 .......................             696,500
                725,000   GMAC
                           9.000%  10/15/02 .......................             815,625
                550,000   IBM Corp
                            7.250% 11/01/02 .......................             576,812
                550,000   Tennessee Valley Authority
                            6.125% 7/15/03 ........................             540,375
                550,000   JP Morgan & Company
                            7.625% 9/15/04 ........................             585,062
                550,000   Pacific Bell
                            6.250% 3/01/05 ........................             539,687
                550,000   Anheuser Busch
                            7.000% 9/01/05 ........................             566,500
                550,000   Bear Stearns Co.
                            6.875%  10/01/05 ......................             549,312
                600,000   Snap-on, Inc
                            6.625% 10/01/05 .......................             609,000
                600,000   Wal-Mart Stores
                            8.000% 9/15/06 ........................             672,000
                550,000   Eli Lilly
                            8.375% 12/01/06 .......................             633,187
                600,000   AT&T Corp
                            7.750 3/01/07 .........................             653,250
                                                                          -------------
                                                                             10,064,809
                                                                          -------------

AGENCIES - 5.6%
                420,000   International Bank Recon.
                            & Dev. Floater  5.890%**
                            8/07/97 ...............................             378,415
              1,400,000   Federal Home Loan Bank
                            8.220%  12/22/97 ......................           1,403,430
              1,500,000   SLMA Treasury Ind. Floater
                            (10-Year Treasury - 180 BP)
                            4.680%  2/11/98 .......................           1,470,000

           Shares
          or Face                                                              Market
            Value         Securities Description                                Value
-----------------------   ----------------------------------------       --------------
       $  900,000   Federal National Mortgage Association
                      6.080% 9/25/00.................................       $  902,205
        1,200,000  Federal National Mortgage Association
                      8.25% 12/18/00.................................        1,314,960
        1,000,000   Federal Home Loan Bank
                      7.590% 3/10/05 ................................        1,088,060
        1,000,000   Federal National Mortgage Association
                      7.375% 3/28/05 ................................        1,071,160
                                                                         -------------
                                                                             7,628,230
                                                                         -------------
 FHLMC - 2.9%
          109,807   FHLMC Pool #281037
                     9.250%  11/01/16 ...............................          114,007
        1,067,640   FHLMC Pool #303033
                     9.000%  4/01/17 ................................        1,103,480
        1,400,000   FHLMC Pool #TBA
                      7.000% 10/01/25 ...............................        1,388,406
        1,400,000   FHLMC Pool #TBA
                      7.500% 10/01/25 ...............................        1,415,093
                                                                         -------------
                                                                             4,020,986
                                                                         -------------
 CMO - 1.1%
        1,645,000   GCA GNMA 1993 - PO 1 - B                                 1,515,970
                                                                         -------------
 Total Fixed Income Securities                                              68,546,386
                                                                         -------------


                  CONVERTIBLE PREFERRED - 0.8%
                  ----------------------------
           20,000   Delta Air Lines .................................        1,107,500
                                                                          ------------

                      COMMON STOCK - 45.3%
                      ---------------------
 CONSUMER CYCLICALS
 Automotive - 1.5%
           47,300   General Motors Corp .............................        2,069,375
                                                                          ------------

 Consumer Products - 2.2%
           23,200   Bausch & Lomb, Inc ..............................          803,300
           29,300   Brunswick Corp ..................................          571,350
            5,500   Quaker Oats .....................................          187,687
           15,000   Rubbermaid, Inc .................................          391,875
           72,800   Sunbeam Corporation .............................        1,092,000
                                                                         -------------
                                                                             3,046,212
                                                                         -------------
 Retail - 3.4%
            8,500   Dayton-Hudson ...................................          584,375
           27,600   Limited, Inc ....................................          507,150
           41,400   Liz Claiborne, Inc ..............................        1,174,725
           68,300 * Price/Costco, Inc ...............................        1,161,100
           34,500   Wal-Mart Stores, Inc ............................          746,062
           34,100   Woolworth Corp ..................................          498,712
                                                                         -------------
                                                                             4,672,124
                                                                         -------------
 BASIC MATERIALS AND INDUSTRIAL
 Building Materials - 2.1%
          100,000 * USG Corp ........................................        2,912,500
                                                                         -------------

 Chemicals -0.2%
           34,600 * Uniroyal Chemical Corp ..........................          263,825
                                                                         -------------

 Equipment & Machinery - 0.4%
           27,100 * Detroit Diesel Corp .............................          481,025
                                                                         -------------



*Non-income producing
**Zero-coupon bonds- rates reflect purchase yield to maturity.
See accompanying notes to financial statements.

                      THE CRABBE HUSON ASSET ALLOCATION FUND, INC.

                               SCHEDULE OF INVESTMENTS
                                   October 31, 1995


                                                                                 Market
                 Shares   Securities Description                                  Value
-----------------------   ----------------------------------------       --------------

                         COMMON STOCK - (continued)
                         --------------------------
BASIC MATERIALS AND INDUSTRIAL - (continued)

Forest Products & Packaging - 2.3%
                 56,100 * Domtar, Inc .............................       $     511,912
                111,400   Louisiana Pacific Corp ..................           2,659,675
                                                                          -------------
                                                                              3,171,587
                                                                          -------------
Metals & Mining - 4.1%
                107,200 * Bethlehem Steel Corp ....................           1,407,000
                 79,000   J & L Specialty Steel ...................           1,293,625
                135,600 * National Steel Corp - Class B ...........           1,796,700
                 22,800   Nucor Corp ..............................           1,097,250
                                                                          -------------
                                                                              5,594,575
                                                                          -------------
ENERGY - 7.1%
                 35,000   Apache Corp .............................             892,500
                 55,900   Burlington Resources, Inc ...............           2,012,400
                 62,600   Dresser Industries ......................           1,298,950
                 52,100   Enserch Corp ............................             755,450
                 84,400 * Enserch Exploration .....................             833,450
                 63,300   Occidental Petroleum Corp ...............           1,360,950
                 25,300   Tenneco, Inc ............................           1,110,037
                 24,300   Union Texas Petro Hldgs .................             437,400
                 35,300   Unocal Corp .............................             926,625
                                                                          -------------
                                                                              9,627,762
                                                                          -------------
FINANCIAL - 6.4%
                 56,700   Ahmanson (H.F.) & Co ....................           1,417,500
                 48,220   Bear Stearns Cos, Inc ...................             958,372
                119,500   Equitable Companies .....................           2,539,375
                  4,300 * Prudential Reinsurance Hlds .............              87,612
                 34,600   Salomon, Inc ............................           1,249,925
                     68 * Transport Holdings ......................               2,669
                 13,700   Travelers, Inc ..........................             691,850
                 58,900   U.S. Bancorp ............................           1,744,929
                                                                          -------------
                                                                              8,692,232
                                                                          -------------
HEALTHCARE - 2.7%
                 30,500   Allergan, Inc ...........................             895,937
                 14,700 * Apria Healthcare Group ..................             317,887
                 66,700 * Humana, Inc .............................           1,409,037
                 27,600   U S Healthcare ..........................           1,062,600
                                                                          -------------
                                                                              3,685,461
                                                                          -------------
REAL ESTATE INVESTMENT TRUST - 2.0%
                 52,100   Debartolo Realty Corp ...................             677,300
                 38,200   First Industrial Realty Trust ...........             778,325
                 53,400   Spieker Properties ......................           1,294,950
                                                                          -------------
                                                                              2,750,575
                                                                          -------------
TECHNOLOGY - 1.1%
                 36,400 * Tandem Computers, Inc ...................             409,500
                 43,100 * Unisys Corp .............................             242,437
                 89,900 * Zenith Electronics ......................             752,912
                                                                          -------------
                                                                              1,404,849
                                                                          -------------
TELECOMMUNICATIONS - 4.0%
                 21,800   AT&T Corp ...............................           1,395,200
                 65,500   Comcast Corp Special Class A ............           1,170,812
                 51,703 * Cox Communications, Inc Class A .........             969,431
                 22,500   Time Warner, Inc ........................             821,250
                 80,700   Westinghouse Electric ...................           1,139,887
                                                                          -------------
                                                                              5,496,580
                                                                          -------------
                 Shares
                or Face                                                          Market
                  Value   Securities Description                                  Value
-----------------------   ----------------------------------------       --------------

 TRANSPORTATION - 5.8%
           23,800 * AMR Corp ........................................     $  1,570,800
           13,800   Burlington Northern Santa Fe ....................        1,157,475
           79,800   Consolidated Freightways ........................        1,855,350
           23,000   Delta Air Lines, Inc ............................        1,509,375
           38,900   Ryder System ....................................          938,462
           40,707 * Southern Pacific Rail Corp ......................          905,730
                                                                          -------------
                                                                             7,937,192
                                                                          -------------

 Total Common Stocks                                                        61,805,874
                                                                          -------------


                                SHORT-TERM INVESTMENTS - 0.7%
                                -----------------------------

 TREASURY BILLS - 0.7%
        1,000,000   U.S. Treasury Bill
                      5.070% 10/17/96 ...............................          948,560
                                                                          -------------

 Total Investments - 97.0%                                                 132,408,320
   (Cost $127,582,027)***
  Cash - 4.6%                                                                6,303,890
  Other Assets and (Liabilities), Net - (1.6%)                              (2,182,153)
                                                                          -------------

 TOTAL NET ASSETS - 100.0%                                                $136,530,057
                                                                          -------------
                                                                          -------------



*Non-income producing
***Aggregate cost for Federal income tax purposes is $127,567,346. See accompanying notes to financial statements.

                              THE CRABBE HUSON EQUITY FUND, INC.
                                   SCHEDULE OF INVESTMENTS
                                      October 31, 1995


                                                                              Market
                  Shares   Securities Description                              Value
------------------------   --------------------------------------     --------------

                                    COMMON STOCK - 84.0%
CONSUMER CYCLICALS

AUTOMOTIVE - 2.7%
                 240,800   General Motors Corp ...................    $   10,535,000
                                                                      --------------

CONSUMER PRODUCTS - 4.2%
                 138,900   Bausch & Lomb, Inc ....................         4,809,413
                 135,300   Brunswick Corp ........................         2,638,350
                  33,700   Quaker Oats ...........................         1,150,012
                  81,900   Rubbermaid, Inc .......................         2,139,637
                 375,500   Sunbeam Corp ..........................         5,632,500
                                                                      --------------
                                                                          16,369,912
                                                                      --------------
RETAIL - 6.5%
                  42,700   Dayton-Hudson Corp ....................         2,935,625
                 141,500   Limited, Inc ..........................         2,600,063
                 239,000   Liz Claiborne, Inc ....................         6,781,625
                 334,400 * Price/Costco, Inc .....................         5,684,800
                 205,200   Wal-Mart Stores, Inc ..................         4,437,450
                 190,100   Woolworth Corp ........................         2,780,212
                                                                      --------------
                                                                          25,219,775
                                                                      --------------

BASIC MATERIALS AND INDUSTRIAL
BUILDING MATERIALS - 3.9%
                 523,200 * USG Corp ..............................        15,238,200
                                                                      --------------

CHEMICALS - 0.3%
                 170,000 * Uniroyal Chemical Corp ................         1,296,250
                                                                      --------------

EQUIPMENT & MACHINERY - 0.7%
                 142,600 * Detroit Diesel Corp ...................         2,531,150
                                                                      --------------

FOREST PRODUCTS & PACKAGING -  4.2%
                 288,900 * Domtar, Inc ...........................         2,636,212
                 562,200   Louisiana Pacific Corp ................        13,422,525
                                                                      --------------
                                                                          16,058,737
                                                                      --------------
METALS & MINING - 7.5%
                 570,500 * Bethlehem Steel Corp ..................         7,487,812
                 403,700   J & L Specialty Steel .................         6,610,587
                 660,400 * National Steel Corp - Class B .........         8,750,300
                 128,400   Nucor Corp ............................         6,179,250
                                                                      --------------
                                                                          29,027,949
                                                                      --------------
ENERGY - 13.8%
                 207,200   Apache Corp ...........................         5,283,600
                 282,600   Burlington Resources, Inc .............        10,173,600
                 344,500   Dresser Industries, Inc ...............         7,148,375
                 282,100   Enserch Corp ..........................         4,090,450
                 472,400 * Enserch Exploration ...................         4,664,950
                 354,900   Occidental Petroleum Corp .............         7,630,350
                 147,700   Tenneco Inc ...........................         6,480,339
                 151,000   Union Texas Petro Hldgs Inc ...........         2,718,000
                 198,200   Unocal Corp ...........................         5,202,750
                                                                      --------------
                                                                          53,392,414
                                                                      --------------
FINANCIAL  - 12.2%
                 337,200   Ahmanson (H.F.) & Co ..................         8,430,000
                 294,275   Bear Stearns Cos, Inc .................         5,848,715
                 605,900   Equitable Companies ...................        12,875,375
                  24,500 * Prudential Reinsurance Hlds ...........           499,187
                 195,100   Salomon, Inc ..........................         7,047,987
                     327 * Transport Holdings ....................            12,834



                  Shares
                 Or Face                                                      Market
                   Value   Securities Description                              Value
------------------------   --------------------------------------     --------------
FINANCIAL  - (continued)
                  65,500   Travelers, Inc ........................     $   3,307,750
                 311,400   U.S. Bancorp ..........................         9,225,225
                                                                      --------------
                                                                          47,247,073
                                                                      --------------
HEALTHCARE - 4.8%
                 151,100   Allergan, Inc .........................         4,438,563
                  77,000 * Apria Healthcare Group ................         1,665,125
                 330,900 * Humana, Inc ...........................         6,990,263
                 142,500   U S Healthcare ........................         5,486,250
                                                                      --------------
                                                                          18,580,201
                                                                      --------------
REAL ESTATE INVESTMENT TRUST - 3.5%
                 255,900   DeBartolo Realty Corp .................         3,326,700
                 149,300   First Industrial Realty Trust .........         3,041,989
                 294,300   Spieker Properties ....................         7,136,775
                                                                      --------------
                                                                          13,505,464
                                                                      --------------
TECHNOLOGY-  1.7%
                 209,600 * Tandem Computers, Inc .................         2,358,000
                 216,500 * Unisys Corp ...........................         1,217,812
                 369,100 * Zenith Electronics Corp ...............         3,091,212
                                                                      --------------
                                                                           6,667,024
                                                                      --------------
TELECOMMUNICATIONS - 7.6%
                 123,000   AT&T Corp .............................         7,872,000
                 363,600   Comcast Corp Special Class A ..........         6,499,350
                 264,219 * Cox Communications, Inc Class A .......         4,954,110
                 117,100   Time Warner, Inc ......................         4,274,150
                 406,800   Westinghouse Electric Corp ............         5,746,050
                                                                      --------------
                                                                          29,345,660
                                                                      --------------
TRANSPORTATION - 9.6%
                 122,500 * AMR Corp ..............................         8,085,000
                  69,500   Burlington Northern RR, Inc ...........         5,829,312
                 413,100   Consolidated Freightways ..............         9,604,575
                  59,000   Delta Air Lines, Inc ..................         3,871,875
                 193,000   Ryder System ..........................         4,656,125
                 223,610 * Southern Pacific Rail Corp ............         4,975,322
                                                                      --------------
                                                                          37,022,209
                                                                      --------------
UTILITIES - 0.8%
                  94,700   BCE Inc ...............................         3,184,289
                                                                      --------------

Total Common Stocks                                                      325,221,307
                                                                      --------------

                         CONVERTIBLE PREFERRED - 1.3%
                         ----------------------------

                  92,100   Delta Air Lines .......................         5,100,037
                                                                      --------------

                       SHORT TERM INVESTMENTS** - 14.4%
                       --------------------------------

TREASURY BILLS & NOTES - 2.3%
                   U. S. TREASURY NOTE
             $ 2,500,000     5.125% 11/15/95 .....................     $   2,499,550
               5,915,000     5.260% 10/17/96 .....................         5,610,732
               1,000,000     5.330% 12/07/95 .....................           994,665
                                                                      --------------
                                                                           9,104,947
                                                                      --------------

DISCOUNT NOTES - 12.1%
                   FEDERAL FARM CREDIT
                 600,000     5.510% 12/04/95 .....................           596,970
                 900,000     5.520% 11/28/95 .....................           896,274
                 415,000     5.530% 11/28/95 .....................           413,279
                 490,000     5.540% 12/20/95 .....................           486,305
                 500,000     5.500% 12/22/95 .....................           496,104
                 100,000     5.560% 11/03/95 .....................            99,969
               7,945,000     5.570% 11/01/95 - 12/07/95...........         7,912,672



*Non-income producing
**Rates reflect purchase yield to maturity.
See accompanying notes to financial statements.

                             THE CRABBE HUSON EQUITY FUND, INC.
                                  SCHEDULE OF INVESTMENTS
                                      October 31, 1995


                    Face                                                      Market
                   Value   Securities Description                              Value
------------------------   --------------------------------------     --------------

  DISCOUNT NOTES - (CONTINUED)
                           FEDERAL HOME LOAN
           $   1,250,000     5.420% 2/16/96 ......................     $   1,229,865
                 250,000     5.430% 2/20/96 ......................           245,814
                 700,000     5.450% 1/22/96 ......................           691,310
                 250,000     5.470% 1/22/96 ......................           246,885
               1,950,000     5.480% 12/28/95 - 1/17/96 ...........         1,928,361
               1,000,000     5.490% 1/16/96 ......................           988,410
                 985,000     5.500% 12/29/95 - 1/10/96 ...........           975,016
                 675,000     5.520% 12/13/95 .....................           670,653
                 480,000     5.530% 12/05/95 .....................           477,493
               3,645,000     5.540% 11/24/95 - 12/19/95 ..........         3,624,808
               7,075,000     5.550% 11/02/95 - 1/29/96 ...........         7,514,523
               5,695,000     5.560% 11/02/95 - 1/29/96 ...........         5,668,512
               5,470,000     5.570% 11/06/95 - 1/30/96 ...........         6,419,637
                 500,000     5.580% 1/08/96 ......................           494,730
               2,035,000     5.590% 11/13/95 - 1/09/96 ...........         2,018,367
               1,000,000     5.620% 11/15/95 .....................           997,814
               1,600,000     5.630% 11/21/95 .....................         1,594,996
                                                                      --------------
                                                                          46,688,767
                                                                      --------------

 Total Short Term Investments                                             55,793,714
                                                                      --------------

 Total Investments - 99.7%                                               386,115,058
 (Cost $371,004,735)***
 Cash - 1.1%                                                               4,226,599
 Other Assets and (Liabilities), Net - 0.8%                               (3,157,577)
                                                                      --------------

 TOTAL NET ASSETS - 100.0%                                             $ 387,184,080
                                                                      --------------
                                                                      --------------

***Aggregate cost for Federal income tax purposes is $371,627,627. See accompanying notes to financial statements.

                         THE CRABBE HUSON INCOME FUND, INC.

                              SCHEDULE OF INVESTMENTS
                                October, 31 1995

                     Face                                                                   Market
                    Value   Securities Description                                           Value
-------------------------   -----------------------------------------------          -------------
                           FIXED INCOME SECURITIES - 97.1%
GOVERNMENT BONDS - 52.6%

            $   1,000,000   U.S. Treasury Note 6.000%
                              8/31/97 ...................................            $ 1,006,430
                1,000,000   U.S. Treasury Bond 7.625%
                              2/15/25 ...................................              1,160,390
                1,500,000   U.S. Treasury Bond 6.875%
                              8/15/25 ...................................              1,609,950
                                                                                     -------------
                                                                                       3,776,770
                                                                                     -------------
CORPORATE BONDS - 20.2%
                  100,000   Baxter International
                              7.500% 5/01/97 ............................                102,000
                  100,000   GMAC
                              8.000%  10/01/99 ..........................                105,500
                  100,000   Upjohn Company
                              5.875% 4/15/00 ............................                 98,125
                  100,000   Pepsico, Inc
                              5.875% 6/01/00 ............................                 98,875
                  100,000   American Express Credit
                              6.500% 8/01/00 ............................                101,125
                  100,000   IBM Corp
                              7.250% 11/01/02 ...........................                104,875
                  100,000   JP Morgan & Company
                              7.625% 9/15/04 ............................                106,375
                  100,000   Pacific Bell
                              6.250% 3/01/05 ............................                 98,125
                  100,000   Anheuser Busch
                              7.000% 9/01/05 ............................                103,000
                  100,000   Bear Stearns Co
                              6.875%  10/01/05 ..........................                 99,875
                  100,000   Snap-on, Inc
                              6.625% 10/01/05 ...........................                101,500
                  100,000   Wal-Mart Stores
                              8.000% 9/15/06 ............................                112,000
                  100,000   Eli Lilly
                              8.375% 12/01/06 ...........................                115,125
                  100,000   AT&T Corp
                              7.750%  3/01/07 ...........................                108,875
                                                                                     -------------
                                                                                       1,455,375
                                                                                     -------------
INSURED BONDS -  2.2%
                  160,000   City of Lincoln Oregon
                             5.800%  6/01/97
                             (AMBAC) ....................................                160,000
                                                                                     -------------


                     Face                                                                   Market
                    Value   Securities Description                                           Value
-------------------------   -----------------------------------------------          -------------
AGENCIES - 22.1%
              $   320,000   International Bank Recon &
                             Dev Floater  6.170%*
                             8/07/97 ....................................            $     288,317
                  300,000   FHLMC Strips
                              11/15/99 ..................................                  235,905
                  100,000   Tennessee Valley Authority
                              6.125% 7/15/03 ............................                   98,250
                   81,539   FNMA Pool #30333
                              9.250%  9/01/16 ...........................                   85,264
                  123,549   FHLMC Pool #302029
                              9.500%  10/01/16 ..........................                  128,952
                  183,090   FHLMC Pool #303033
                              9.000%  4/01/17 ...........................                  189,236
                  241,386   FHLMC Pool #301538
                              10.000%  7/01/17 ..........................                  259,625
                  150,000   FHLMC Pool TBA
                              7.000%  10/01/25 ..........................                  148,758
                  150,000   FHLMC Pool TBA
                              7.500%  10/01/25 ..........................                  151,617
                                                                                     -------------
                                                                                         1,585,924

Total Investments - 97.1%                                                                6,978,069
 (Cost $6,754,759)**
Cash - 5.8%                                                                                417,578
Other Assets and (Liabilities), Net - (2.9)%                                              (205,522)
                                                                                     -------------

TOTAL NET ASSETS - 100.0%                                                            $   7,190,125
                                                                                     -------------
                                                                                     -------------

*Zero-coupon bonds-rates reflect purchase yield to maturity.
**Aggregate cost for Federal income tax purposes is $6,774,069.
See accompanying notes to financial statements.

              THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC.
                          SCHEDULE OF INVESTMENTS
                              October 31, 1995

                    Face                                                                               Market
                   Value   Securities Description                                                       Value
           -------------   ---------------------------------------------------------            -------------
                           FIXED INCOME SECURITIES - 98.4%
           U.S. GOVERNMENT AND AGENCY
           $     255,000   International Bank Recon & Dev
                             Floater 5.390%*  08/07/97 .............................            $     229,752
               4,655,000   U. S. Treasury Note
                             6.000%  8/31/97 .......................................                4,684,932
                 150,000   Federal National Mortgage
                             Assoc.  4.950% 9/30/98 ................................                  146,148
               1,045,000   U. S. Treasury Note
                             6.250%  8/31/00 .......................................                1,066,005
                 120,000   Federal National Mortgage
                             Assoc.  Medium Term Note
                             6.080% 9/25/00 ........................................                  120,294
                 100,000   Federal National Mortgage
                             Assoc.  8.250% 12/18/00 ...............................                  109,580
                  50,000   Federal Home Loan Bank
                             7.590% 3/10/05 ........................................                   54,403
                  50,000   Federal National Mortgage
                             Assoc.  7.375% 3/28/05 ................................                   53,558
               1,700,000   U. S. Treasury Bond
                             6.875%  8/15/25 .......................................                1,824,610
                                                                                                -------------
                                                                                                    8,289,282
                                                                                                -------------
           Total Investments - 98.4%                                                                8,289,282

           (Cost $8,185,803)**
           Cash - 0.4%                                                                                 32,860
           Other Assets and (Liabilities), Net - 1.2%                                                 104,057
                                                                                                -------------
           TOTAL NET ASSETS - 100.0%                                                             $  8,426,199
                                                                                                -------------
                                                                                                -------------

*Zero-coupon bond-rate reflects purchase yield to maturity.
**Aggregate cost for Federal income tax purposes is $8,186,756.
See accompanying notes to financial statements.

           THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.
                         SCHEDULE OF INVESTMENTS
                            October 31, 1995

                                   Face                                                                           Market
                                  Value   Securities Description                                                   Value
                        ---------------   ------------------------------------------------                 -------------
                                          FIXED INCOME SECURITIES* - 99.6%
                        U.S. GOVERNMENT & AGENCY
                        Treasury Bills - 10.2%
                        $     1,000,000   U. S. Treasury Bill
                                            5.540% 7/25/96 ................................                $     958,912
                              4,850,000   U. S. Treasury Bill
                                            5.260% 10/17/96 ...............................                    4,601,268
                                                                                                           -------------
                                                                                                               5,560,180
                                                                                                           -------------
                        Discount Notes - 89.4%
                                           Federal Farm Credit
                                400,000     5.510% 12/04/95 ...............................                      397,980
                                235,000     5.520% 11/28/95 - 12/07/95 ....................                      233,841
                                585,000     5.530% 11/28/95 ...............................                      582,574
                                510,000     5.540% 12/20/95 ...............................                      506,154
                              1,890,000     5.560% 11/03/95 - 1/04/96 .....................                    1,888,023
                              7,395,000     5.570% 11/01/95 - 1/04/96 .....................                    7,363,603
                                695,000     5.610% 11/13/95 ...............................                      693,700
                                           Federal Home Loan
                                750,000     5.420% 2/16/96 ................................                      737,918
                              3,250,000     5.430% 1/17/96 - 2/20/96 ......................                    3,203,279
                                800,000     5.450% 1/22/96 ................................                      790,069
                                750,000     5.470% 1/22/96 ................................                      740,655
                              1,460,000     5.480% 12/28/95 - 1/17/96 .....................                    1,445,962
                                795,000     5.490% 1/16/96 ................................                      785,786
                              2,515,000     5.500% 12/29/95 - 1/10/96 .....................                    2,488,470
                              1,075,000     5.520% 12/08/95 - 12/13/95 ....................                    1,068,652
                              2,270,000     5.530% 12/05/95 - 1/18/96 .....................                    2,249,696
                              3,200,000     5.540% 11/24/95 - 12/19/95 ....................                    3,179,455
                              7,145,000     5.550% 11/02/95 - 2/01/96 .....................                    7,077,470
                              5,225,000     5.560% 11/08/95 - 1/26/96 .....................                    5,183,831
                              3,740,000     5.570% 11/16/95 - 1/30/96 .....................                    3,707,315
                              2,055,000     5.580% 1/05/96 - 1/08/96 ......................                    2,033,765
                                650,000     5.590% 11/22/95 ...............................                      647,880
                                535,000     5.620% 11/15/95 ...............................                      533,831
                              1,400,000     5.630% 11/21/95 ...............................                    1,395,621
                                                                                                           -------------
                                                                                                              48,935,530
                                                                                                           -------------

                        Total Investments - 99.6%                                                             54,495,710
                        (Cost $54,495,710)**
                        Cash - 0.4%                                                                              233,521
                        Other Assets and (Liabilities), Net 0.0%                                                 (15,012)
                                                                                                           -------------
                        TOTAL NET ASSETS - 100.0%                                                          $  54,714,219
                                                                                                           -------------
                                                                                                           -------------

*Rates reflect purchase yield to maturity.
**Aggregate cost for Federal income tax purposes is identical.
See accompanying notes to financial statements.

              THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC.

                          SCHEDULE OF INVESTMENTS
                             October 31, 1995

                                                                                    Market
        Shares   Securities Description                                              Value
    ----------   -------------------------------------------------           -------------
                             COMMON STOCK - 98.1%
    REAL ESTATE INVESTMENT TRUST
    APARTMENT - 23.5%
        20,000   Camden Property Trust ...........................           $     415,000
        25,000   Pacific Gulf Properties, Inc ....................                 378,125
        20,000   Paragon Group, Inc ..............................                 345,000
        15,000   Post Properties .................................                 450,000
        60,000   Prime Residential, Inc ..........................               1,050,000
        20,000   SouthWest Property Trust ........................                 242,500
        35,000   Summit Properties, Inc ..........................                 647,500
        73,500   Town & Country Trust ............................                 937,125
                                                                             -------------
                                                                                 4,465,250
                                                                             -------------
    INDUSTRIAL - 16.1%
        10,000   Cali Realty Corp ................................                 195,000
        25,900   Carr Realty Corp ................................                 492,100
        33,500   First Industrial Realty Trust ...................                 682,562
        19,000   Liberty Property Trust ..........................                 384,750
        17,000   Reckson Associates Realty Corp ..................                 456,875
        24,000   Spieker Properties, Inc .........................                 582,000
        10,000   Trinet Corp. Realty Trust  ......................                 267,500
                                                                             -------------
                                                                                 3,060,787
                                                                             -------------
    LODGING - 4.3%
        30,000   Starwood Lodging Trust ..........................                 817,500
                                                                             -------------
    MALLS - 12.2%
        62,100   Crown American Realty ...........................                 473,512
        71,400   DeBartolo Realty Corp ...........................                 928,200
         5,000   Macerich Company ................................                 100,625
        35,000   Simon Property Group Inc ........................                 813,750
                                                                             -------------
                                                                                 2,316,087
                                                                             -------------
    MANUFACTURED HOUSING - 0.9%
        10,000   Manufactured Home Communities....................                 165,000
                                                                             -------------
    OUTLET CENTERS - 10.2%
        35,200   Factory Stores of America .......................                 677,600
        15,000   Mills Corp ......................................                 256,875
        63,000   Prime Retail, Inc ...............................                 763,875
        10,000   Tanger Factory Outlet Center ....................                 235,000
                                                                             -------------
                                                                                 1,933,350
                                                                             -------------
    SHOPPING CENTER - 30.9%
        11,200   Burnham Pacific Property, Inc ...................                 126,000
        28,700   Commercial Net Lease Realty .....................                 365,925
        12,700   Developers Diversified Realty ...................                 361,950
         5,000   Excel Realty Trust, Inc .........................                  94,375
        36,100   Federal Realty Investment Trust .................                 731,025
        44,250   Glimcher Realty Trust ...........................                 796,500
        43,700   JDN Realty Corp .................................                 890,387
        60,000   Kranzco Realty Trust ............................                 915,000
        55,000   Malan Realty Investors, Inc .....................                 770,000
        28,750   Mark Centers Trust ..............................                 309,064
        30,000   Regency Realty Corp .............................                 510,000
                                                                             -------------
                                                                                 5,870,226
                                                                             -------------

    Total Investments - 98.1%                                                   18,628,200
     (Cost $19,605,304)*
    Cash - 0.5%                                                                     99,391
    Other Assets and (Liabilities), Net - 1.4%                                     257,923
                                                                             -------------
    TOTAL NET ASSETS - 100.0%                                                 $ 18,985,514
                                                                             -------------
                                                                             -------------

    *Aggregate cost for Federal income tax purposes is $19,610,488. See accompanying notes to financial statements.

CRABBE HUSON FUNDS

                    STATEMENTS OF ASSETS AND LIABILITIES
                             October 31, 1995

                                                                 THE OREGON                  THE                 THE
                                                                  MUNICIPAL         CRABBE HUSON        CRABBE HUSON
                                                                       BOND              SPECIAL    ASSET ALLOCATION
                                                                 FUND, INC.           FUND, INC.          FUND, INC.
                                                            ---------------     ----------------    ----------------
ASSETS:
Investment securities,
  at market (cost $26,215,041; $789,902,314;
  $127,582,027; $371,004,735; $6,754,759;
  $8,185,803; $54,495,710 and $19,605,304
  respectively)                                             $    27,580,795     $    767,165,836    $    132,408,320
Cash                                                                   ----            2,028,004           6,303,890
Deposits with brokers for securities sold short                        ----          184,796,646                ----
Receivables:
  Dividends and Interest                                            509,615              849,007             857,351
  Fund shares sold                                                   25,000            4,090,362             405,209
  Investment securities sold                                           ----            4,355,170             920,708
  Due from distributor (Note 2)                                        ----                 ----                ----
  Due from investment advisor (Note 2)                                 ----                 ----                ----
Proceeds from securities sold short                                    ----          116,397,420                ----
Organization expenses                                                  ----                 ----                ----
Prepaid Expenses                                                      1,362               44,011               6,508
                                                            ---------------     ----------------    ----------------
                                                            $    28,116,772   $    1,079,726,456    $    140,901,986
                                                            ---------------     ----------------    ----------------
LIABILITIES:
Securities sold short,
  at market (proceeds $116,397,420)                                    ----          132,866,612                ----
Payables:
  Investment securities payable                                        ----           40,952,158           4,284,356
  Fund shares redeemed                                                 ----            9,144,015              42,751
  Short sales closed                                                   ----           17,711,422                ----
  Payable to affiliates and directors (Note 2)                          778                1,027               2,027
Accrued liabilities                                                  45,623              491,388              42,795
                                                            ---------------     ----------------    ----------------
                                                                     46,401          201,166,622           4,371,929
                                                            ---------------     ----------------    ----------------
NET ASSETS:                                                 $    28,070,371     $    878,559,834    $    136,530,057
                                                            ---------------     ----------------    ----------------
                                                            ---------------     ----------------    ----------------
NET ASSETS CONSIST OF:
  Capital shares                                                      2,225               63,670              10,010
  Capital paid in                                                26,699,373          874,136,535         120,240,658
  Undistributed accumulated net
   investment income                                                   ----           11,747,830                ----
  Undistributed accumulated net
   realized gain (loss) on investments                                3,019           31,817,469          11,453,096
  Net unrealized appreciation
   (depreciation) on investments and short sales(Note 5)          1,365,754          (39,205,670)          4,826,293
                                                            ---------------     ----------------    ----------------
                                                            $    28,070,371     $    878,559,834    $    136,530,057
                                                            ---------------     ----------------    ----------------
                                                            ---------------     ----------------    ----------------
CAPITAL SHARES, PAR VALUE $.001
  Authorized                                                     10,000,000          100,000,000         100,000,000
  Outstanding (Note 4)                                            2,225,010           63,670,184          10,010,125
                                                            ---------------     ----------------    ----------------
NET ASSET VALUE PER SHARE                                   $         12.62     $          13.80    $          13.64
                                                            ---------------     ----------------    ----------------
                                                            ---------------     ----------------    ----------------

See accompanying notes to financial statements.

                             CRABBE HUSON FUNDS

                     STATEMENTS OF ASSETS AND LIABILITIES
                              October 31, 1995


                                                                         THE                   THE        THE CRABBE HUSON
                                                                CRABBE HUSON          CRABBE HUSON         U.S. GOVERNMENT
                                                           EQUITY FUND, INC.     INCOME FUND, INC.       INCOME FUND, INC.
                                                           -----------------     -----------------       -----------------
ASSETS:
Investment securities,
  at market (cost $26,215,041; $789,902,314;
  $127,582,027; $371,004,735; $6,754,759;
  $8,185,803; $54,495,710 and $19,605,304
  respectively)                                             $    386,115,058        $    6,978,069          $    8,289,282
Cash                                                               4,226,599               417,578                  32,860
Deposits with brokers for securities sold short                         ----                  ----                    ----
Receivables:
  Dividends and Interest                                             154,250                89,712                  88,913
  Fund shares sold                                                 1,109,039                 3,376                   6,658
  Investment securities sold                                         919,085                  ----                    ----
  Due from distributor (Note 2)                                       60,875                  ----                    ----
  Due from investment advisor (Note 2)                                  ----                 7,411                   8,384
Proceeds from securities sold short                                     ----                  ----                    ----
Organization expenses                                                   ----                  ----                    ----
Prepaid Expenses                                                      17,515                   359                     434
                                                            ----------------     -----------------       -----------------
                                                            $    392,602,421        $    7,496,505          $    8,426,531
                                                            ----------------     -----------------       -----------------

LIABILITIES:
Securities sold short,
  at market (proceeds $116,397,420)                                     ----                  ----                    ----
Payables:
  Investment securities payable                                    4,885,161               301,803                    ----
  Fund shares redeemed                                               393,222                 4,253                    ----
  Short sales closed                                                    ----                  ----                    ----
  Payable to affiliates and directors (Note 2)                         2,027                   277                     277
Accrued liabilities                                                  137,931                    47                      55
                                                            ----------------     -----------------       -----------------
                                                                   5,418,341               306,380                     332
                                                            ----------------     -----------------       -----------------
NET ASSETS:                                                 $    387,184,080        $    7,190,125          $    8,426,199
                                                            ----------------     -----------------       -----------------
                                                            ----------------     -----------------       -----------------
NET ASSETS CONSIST OF:
  Capital shares                                                      21,309                   702                     790
  Capital paid in                                                349,459,104             7,146,824               8,468,549
  Undistributed accumulated net
   investment income                                               2,666,550                  ----                     690
  Undistributed accumulated net
   realized gain (loss) on investments                            19,926,794              (180,711)               (147,309)
  Net unrealized appreciation
   (depreciation) on investments and short sales(Note 5)          15,110,323               223,310                 103,479
                                                            ----------------     -----------------       -----------------
                                                            $    387,184,080        $    7,190,125          $    8,426,199
                                                            ----------------     -----------------       -----------------
                                                            ----------------     -----------------       -----------------
CAPITAL SHARES, PAR VALUE $.001
  Authorized                                                     100,000,000           100,000,000             100,000,000
  Outstanding (Note 4)                                            21,309,191               700,892                 790,370
                                                            ----------------     -----------------       -----------------
                                                            ----------------     -----------------       -----------------
NET ASSET VALUE PER SHARE                                   $          18.17     $           10.26       $           10.66
                                                            ----------------     -----------------       -----------------
                                                            ----------------     -----------------       -----------------


                                                                  THE CRABBE HUSON                 THE CRABBE HUSON
                                                                   U.S. GOVERNMENT                      REAL ESTATE
                                                                      MONEY MARKET                       INVESTMENT
                                                                        FUND, INC.                       FUND, INC.
                                                                  ----------------                 ----------------
ASSETS:
Investment securities,
  at market (cost $26,215,041; $789,902,314;
  $127,582,027; $371,004,735; $6,754,759;
  $8,185,803; $54,495,710 and $19,605,304
  respectively)                                                    $    54,495,710                  $    18,628,200
Cash                                                                       233,521                           99,391
Deposits with brokers for securities sold short                               ----                             ----
Receivables:
  Dividends and Interest                                                       646                          110,797
  Fund shares sold                                                            ----                            7,204
  Investment securities sold                                                  ----                          133,980
  Due from distributor (Note 2)                                               ----                             ----
  Due from investment advisor (Note 2)                                        ----                             ----
Proceeds from securities sold short                                           ----                             ----
Organization expenses                                                         ----                           89,606
Prepaid Expenses                                                             2,612                              219
                                                                  ----------------                 ----------------
                                                                   $    54,732,489                  $    19,069,397
                                                                  ----------------                 ----------------

LIABILITIES:
Securities sold short,
  at market (proceeds $116,397,420)                                           ----                             ----
Payables:
  Investment securities payable                                               ----                           74,647
  Fund shares redeemed                                                        ----                             ----
  Short sales closed                                                          ----                             ----
  Payable to affiliates and directors (Note 2)                                 778                              778
Accrued liabilities                                                         17,492                            8,458
                                                                  ----------------                 ----------------
                                                                            18,270                           83,883
                                                                  ----------------                 ----------------
NET ASSETS:                                                        $    54,714,219                  $    18,985,514
                                                                  ----------------                 ----------------
                                                                  ----------------                 ----------------
NET ASSETS CONSIST OF:
  Capital shares                                                            54,714                            1,960
  Capital paid in                                                       54,659,505                       19,720,169
  Undistributed accumulated net
   investment income                                                          ----                            7,309
  Undistributed accumulated net
   realized gain (loss) on investments                                        ----                          233,180
  Net unrealized appreciation
   (depreciation) on investments and short sales(Note 5)                      ----                         (977,104)
                                                                  ----------------                 ----------------
                                                                   $    54,714,219                  $    18,985,514
                                                                  ----------------                 ----------------
                                                                  ----------------                 ----------------
CAPITAL SHARES, PAR VALUE $.001
  Authorized                                                         2,000,000,000                    1,000,000,000
  Outstanding (Note 4)                                                  54,714,219                        1,959,931
                                                                  ----------------                 ----------------
                                                                  ----------------                 ----------------
NET ASSET VALUE PER SHARE                                         $           1.00                 $           9.69
                                                                  ----------------                 ----------------
                                                                  ----------------                 ----------------


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the year ended October 31, 1995

                                                            THE OREGON                 THE                 THE
                                                             MUNICIPAL        CRABBE HUSON        CRABBE HUSON
                                                                  BOND             SPECIAL    ASSET ALLOCATION
                                                             FUND, INC.          FUND, INC.          FUND, INC.
                                                      -----------------   -----------------   -----------------
INVESTMENT INCOME
  Interest                                                $  1,455,231        $ 18,261,908        $  3,701,179
  Dividends (net of foreign taxes withheld of
   $0; $3,347; $18,635; $55,166; $0; $0; $0; and
   $0 respectively)                                                 --           4,558,333           1,226,139
                                                      -----------------   -----------------   -----------------
                                                             1,455,231          22,820,241           4,927,318
                                                      -----------------   -----------------   -----------------
EXPENSES
  Investment advisory fees (Note 2)                            134,042           5,398,048           1,183,215
  Transfer agent                                                32,241             953,607             115,803
  Printing                                                      10,074             269,190              35,347
  Postage                                                        7,606             200,609              25,533
  Custody                                                        2,860              54,216              18,637
  Legal                                                          3,836             140,115              26,247
  Auditing                                                       5,081              43,092              11,792
  Insurance                                                      1,254              27,016               5,467
  Directors' fees                                                3,118               8,118               8,113
  Registration fees                                              1,067             203,324              28,117
  Amortization of organization expenses                             --                  --                  --
  Miscellaneous                                                  3,992             194,903              19,119
  Distribution fees (Note 2)                                    61,567           1,701,991             303,887
  Administration                                                16,852              57,617              33,456
  Short sales dividends                                             --             286,184                  --
                                                      -----------------   -----------------   -----------------
                                                               283,590           9,538,030           1,814,733
  Fees waived by investment advisor (Note 2)                   (20,866)               (697)            (14,567)
  Expenses reimbursed by investment advisor (Note 2)                --                  --                  --
                                                      -----------------   -----------------   -----------------
NET EXPENSES                                                   262,724           9,537,333           1,800,166
                                                      -----------------   -----------------   -----------------
NET INVESTMENT INCOME                                        1,192,507          13,282,908           3,127,152
                                                      -----------------   -----------------   -----------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain (loss) on investments                        3,019          31,170,355          11,435,123
  Net change in unrealized appreciation
  or depreciation of investments and short sales             1,454,370         (51,415,104)             20,021
                                                      -----------------   -----------------   -----------------
NET GAIN (LOSS) ON INVESTMENTS                               1,457,389         (20,244,749)         11,455,144
                                                      -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $  2,649,896       ($  6,961,841)       $ 14,582,296
                                                      -----------------   -----------------   -----------------
                                                      -----------------   -----------------   -----------------
See accompanying notes to financial statements.

                                                                                                 THE CRABBE HUSON  THE CRABBE HUSON
                                                         THE               THE  THE CRABBE HUSON  U.S. GOVERNMENT       REAL ESTATE
                                                CRABBE HUSON      CRABBE HUSON   U.S. GOVERNMENT     MONEY MARKET        INVESTMENT
                                            EQUITY FUND, INC. INCOME FUND, INC. INCOME FUND, INC.       FUND, INC.       FUND, INC.
                                            ----------------  ----------------  ---------------- ----------------  ----------------
INVESTMENT INCOME
  Interest                                      $  3,253,320        $  398,333       $  487,929      $  2,990,307         $  20,613
  Dividends (net of foreign taxes
  withheld of $0; $3,347; $18,635;
  $55,166; $0; $0; $0; and $0
  respectively)                                    4,154,003            11,688               --                --         1,139,451
                                            ----------------  ----------------  ---------------- ----------------  ----------------
                                                   7,407,323           410,021          487,929         2,990,307         1,160,064
                                            ----------------  ----------------  ---------------- ----------------  ----------------
EXPENSES
  Investment advisory fees (Note 2)                2,471,465            49,011           43,576           253,198           190,619
  Transfer agent                                     299,262            28,160           27,224            67,713            53,365
  Printing                                            79,105             6,057            5,146            25,002             6,313
  Postage                                             53,732             3,328            3,200            20,094             4,249
  Custody                                             30,335             2,294            1,817             8,789             2,960
  Legal                                               57,142             1,938            2,392            10,985             9,089
  Auditing                                            19,826             3,479            3,688             6,134             4,741
  Insurance                                           11,152               294              414             2,157               869
  Directors' fees                                      8,118             1,118            1,118             3,118             3,118
  Registration fees                                   84,568            19,398           20,464            37,880            20,584
  Amortization of organization expenses                   --                --               --                --            10,868
  Miscellaneous                                       80,371             2,827            3,944            19,022             5,085
  Distribution fees (Note 2)                         621,908            16,337           21,788           126,599            47,655
  Administration                                      23,057               551              726             4,090             1,603
  Short sales dividends                                   --                --               --                --                --
                                            ----------------  ----------------  ---------------- ----------------  ----------------
                                                   3,840,041           134,792          135,497           584,781           361,118
  Fees waived by investment advisor (Note 2)              --           (49,011)         (43,576)         (230,305)          (75,190)
  Expenses reimbursed by investment
   advisor (Note 2)                                       --           (33,287)         (26,493)               --                --
                                            ----------------  ----------------  ---------------- ----------------  ----------------
NET EXPENSES                                       3,840,041            52,494           65,428           354,476           285,928
                                            ----------------  ----------------  ---------------- ----------------  ----------------
NET INVESTMENT INCOME                              3,567,282           357,527          422,501         2,635,831           874,136
                                            ----------------  ----------------  ---------------- ----------------  ----------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain (loss) on investments         19,596,449           108,710            7,624                --            51,165
  Net change in unrealized appreciation
   or depreciation of investments and
   short sales                                     9,278,013           304,184          324,469                --           565,011
                                            ----------------  ----------------  ---------------- ----------------  ----------------
NET GAIN (LOSS) ON INVESTMENTS                    28,874,462           412,894          332,093                --           616,176
                                            ----------------  ----------------  ---------------- ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $ 32,441,744         $ 770,421        $ 754,594       $ 2,635,831       $ 1,490,312
                                            ----------------  ----------------  ---------------- ----------------  ----------------
                                            ----------------  ----------------  ---------------- ----------------  ----------------
See accompanying notes to financial statements.

CRABBE HUSON FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 THE OREGON                        THE CRABBE HUSON
                                                                   MUNICIPAL BOND FUND, INC.                      SPECIAL FUND, INC.
                                                       ------------------------------------    ------------------------------------
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                       OCTOBER 31, 1995    OCTOBER 31, 1994    OCTOBER 31, 1995    OCTOBER 31, 1994
                                                       ------------------------------------    ------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net investment income                                 $    1,192,507      $    1,335,320      $   13,282,908      $      396,099
  Net realized gain (loss) on investments                        3,019             151,835          31,170,355          11,534,530
  Net change in unrealized appreciation
   or depreciation of investments and short sales            1,454,370          (2,209,050)        (51,415,104)          8,747,502
                                                       -----------------------------------     -----------------------------------
  Increase (decrease) in net assets
   resulting from operations                                 2,649,896            (721,895)         (6,961,841)         20,678,131
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                (1,192,507)         (1,335,320)         (1,107,597)                 --
  In excess of net investment income                                --                (770)                 --                  --
  From net realized gain on investments                       (151,835)            (22,243)        (11,710,943)           (687,990)
  In excess of net realized gain on investments                     --                  --                  --                  --
CAPITAL SHARE TRANSACTIONS, NET (Note 4)                    (2,280,911)          1,717,846         578,529,362         276,003,800
                                                       -----------------------------------     -----------------------------------
  Total increase (decrease) in net assets                     (975,357)           (362,382)        558,748,981         295,993,941
FUND NET ASSETS, BEGINNING OF PERIOD                        29,045,728          29,408,110         319,810,853          23,816,912
                                                       -----------------------------------     -----------------------------------
FUND NET ASSETS, END OF PERIOD                          $   28,070,371      $   29,045,728      $  878,559,834      $  319,810,853
                                                       -----------------------------------     -----------------------------------
                                                       -----------------------------------     -----------------------------------



                                                                                                                   THE CRABBE HUSON
                                                                           THE CRABBE HUSON                         U.S. GOVERNMENT
                                                                           INCOME FUND, INC.                       INCOME FUND, INC.
                                                       ------------------------------------    ------------------------------------
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                       OCTOBER 31, 1995    OCTOBER 31, 1994    OCTOBER 31, 1995    OCTOBER 31, 1994
                                                       ------------------------------------    ------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net investment income                                 $      357,527      $      288,002      $      422,501      $      449,352
  Net realized gain on investments                             108,710            (283,625)              7,624            (148,628)
  Net change in unnrealized appreciation
   or depreciation of investments and short sales              304,184            (169,542)            324,469            (480,026)
                                                       -----------------------------------     -----------------------------------
  Increase (decrease) in net assets
   resulting from operations                                   770,421            (165,165)            754,594            (179,302)
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  (357,527)           (288,002)           (422,501)           (449,352)
  In excess of net investment income                           (17,066)             (4,622)             (9,331)             (3,373)
  From net realized gain on investments                             --            (156,271)                 --            (108,276)
  In excess of net realized gain on investments                     --                  --                  --                  --
CAPITAL SHARE TRANSACTIONS, NET (Note 4)                     1,520,890             190,912          (1,145,775)         (1,228,397)
                                                       -----------------------------------     -----------------------------------
  Total increase (decrease) in net assets                    1,916,718            (423,148)           (823,013)         (1,968,700)
FUND NET ASSETS, BEGINNING OF PERIOD                         5,273,407           5,696,555           9,249,212          11,217,912
                                                       -----------------------------------     -----------------------------------
FUND NET ASSETS, END OF PERIOD                          $    7,190,125      $    5,273,407      $    8,426,199      $    9,249,212
                                                       -----------------------------------     -----------------------------------
                                                       -----------------------------------     -----------------------------------


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           THE CRABBE HUSON                        THE CRABBE HUSON
                                                                 ASSET ALLOCATION FUND, INC.                       EQUITY FUND, INC.
                                                       ------------------------------------    ------------------------------------
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                       OCTOBER 31, 1995    OCTOBER 31, 1994    OCTOBER 31, 1995    OCTOBER 31, 1994
                                                       ------------------------------------    ------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net investment income                                 $    3,127,152      $    2,402,334      $    3,567,282        $    940,474
  Net realized gain (loss) on investments                   11,435,123           4,008,708          19,596,449           2,406,325
  Net change in unrealized appreciation
   or depreciation of investments and short sales               20,021          (3,975,212)          9,278,013           1,406,726
                                                       -----------------------------------     -----------------------------------
  Increase (decrease) in net assets
   resulting from operations                                14,582,296           2,435,830          32,441,744           4,753,525
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                (3,090,031)         (2,313,253)         (1,413,080)           (170,079)
  In excess of net investment income                                --                  --                  --                  --
  From net realized gain on investments                     (4,120,955)         (4,683,410)         (2,376,723)         (1,800,301)
  In excess of net realized gain on investments                     --                  --                  --                  --
CAPITAL SHARE TRANSACTIONS, NET (Note 4)                    19,006,962          29,322,601         205,426,843         115,801,985
                                                       -----------------------------------     -----------------------------------
  Total increase (decrease) in net assets                   26,378,272          24,761,768         234,078,784         118,585,130
FUND NET ASSETS, BEGINNING OF PERIOD                       110,151,785          85,390,017         153,105,296          34,520,166
                                                       -----------------------------------     -----------------------------------
FUND NET ASSETS, END OF PERIOD                          $  136,530,057      $  110,151,785      $  387,184,080      $  153,105,296
                                                       -----------------------------------     -----------------------------------
                                                       -----------------------------------     -----------------------------------


                                                                           THE CRABBE HUSON                        THE CRABBE HUSON
                                                                            U.S. GOVERNMENT                             REAL ESTATE
                                                                     MONEY MARKET FUND, INC.                   INVESTMENT FUND, INC.
                                                       ------------------------------------    ------------------------------------
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED        PERIOD ENDED
                                                       OCTOBER 31, 1995    OCTOBER 31, 1994    OCTOBER 31, 1995    OCTOBER 31, 1994*
                                                       ------------------------------------    ------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net investment income                                 $    2,635,831        $    731,382        $    874,136        $    598,957
  Net realized gain on investments                                  --                  --              51,165             206,890
  Net change in unnrealized appreciation
   or depreciation of investments and short sales                   --                  --             565,011          (1,550,914)
                                                       -----------------------------------     -----------------------------------
  Increase (decrease) in net assets
   resulting from operations                                 2,635,831             731,382           1,490,312            (745,067)
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                (2,635,831)           (731,382)           (862,995)           (373,869)
  In excess of net investment income                                --                  --                  --                  --
  From net realized gain on investments                             --                  --            (240,802)                 --
  In excess of net realized gain on investments                     --                  --                  --                  --
CAPITAL SHARE TRANSACTIONS, NET (Note 4)                    22,331,667          17,598,059             319,499          19,298,436
                                                       -----------------------------------     -----------------------------------
  Total increase (decrease) in net assets                   22,331,667          17,598,059             706,014          18,179,500
FUND NET ASSETS, BEGINNING OF PERIOD                        32,382,552          14,784,493          18,279,500             100,000
                                                       -----------------------------------     -----------------------------------
FUND NET ASSETS, END OF PERIOD                          $   54,714,219      $   32,382,552      $   18,985,514      $   18,279,500
                                                       -----------------------------------     -----------------------------------
                                                       -----------------------------------     -----------------------------------


*For the period from April 4, 1994 (commencement of operations) to October 31, 1994.

                              CRABBE HUSON FUNDS

                        NOTES TO FINANCIAL STATEMENTS
                              October 31, 1995

NOTE 1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION: The Oregon Municipal Bond Fund, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end non-diversified investment company. The Crabbe Huson Special Fund, Inc., The Crabbe Huson Asset Allocation Fund, Inc., The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Income Fund, Inc., The Crabbe Huson U.S. Government Money Market Fund, Inc. and The Crabbe Huson Real Estate Investment Fund, Inc. are registered under the Investment Company Act of 1940, as amended, as open-end diversified investment companies.

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of financial statements.

SECURITY VALUATION--THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.:
The Fund seeks to maintain a constant net asset value of $1.00 and values its assets using the amortized cost method by adjusting the cost of each security for accretion of discount or amortization of premium.

SECURITY VALUATION--OTHER FUNDS: Securities listed or traded on a registered securities exchange are valued at the last price on the date of the computation. This includes over-the-counter securities for which last sale information is available. Where last sale information is not available, the best bid price is used. Securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Directors of the Funds. Cash equivalents relating to Firm Commitment Purchase Agreements are segregated by the custodian and may not be sold while the current commitment is outstanding.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded daily on the accrual basis. Interest income consists of interest accrued plus the accretion of original issue discount and minus the amortization of investment premium, both calculated on an effective interest basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Net realized gains and losses on investments are computed on the first-in, first-out, method.

DIVIDENDS AND DISTRIBUTIONS: The Oregon Municipal Bond Fund, Inc. declares dividends from its net investment income each business day. The net investment income for Saturdays, Sundays and holidays is declared as a dividend on the next business day. Declared dividends are accrued through the last business day of each month and are distributed on that date. Net capital gains realized by the Fund, if any, are declared and distributed on an annual basis, usually in December.

The Crabbe Huson Special Fund, Inc. and The Crabbe Huson Equity Fund, Inc. expect to declare and distribute to shareholders, once a year in December, substantially all of the net investment income and net realized capital gains, if any.

The Crabbe Huson Asset Allocation Fund, Inc. and The Crabbe Huson Real Estate Investment Fund, Inc. expect to declare and distribute dividends from net investment income on the last business day of each fiscal quarter. Net capital gains realized by the Funds, if any, are declared and distributed on an annual basis, usually in December.

The Crabbe Huson Income Fund, Inc. and The Crabbe Huson U.S. Government Income Fund, Inc. declare and distribute dividends from net investment income on the last business day of each month. Net capital gains realized by the Funds, if any, are declared and distributed on an annual basis, usually in December.

The Crabbe Huson U.S. Government Money Market Fund, Inc. declares dividends from its net investment income each business day. The net investment income for Saturdays, Sundays and holidays is declared as a dividend on the prior business day. Declared dividends are accrued through the last business day of each month and are distributed on that date. Net capital gains realized by the Fund, if any, are declared and distributed on an annual basis, usually in December.

SHORT SALES: Crabbe Huson Special Fund during the year sold securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore it must subsequently purchase the same security.

When the Special Fund makes a short sale, it must leave the proceeds from the short sale with the broker, and it must deposit with the broker a certain amount of cash or government securities to collateralize its obligation to replace the borrowed securities which have been sold.

                              CRABBE HUSON FUNDS

                              October 31, 1995

SHORT SALES - (CONTINUED): In addition, the Fund must put in a segregated account (with the Fund's custodian) an amount of cash or U.S. Government securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Furthermore, until the Fund replaces the borrowed security, it must daily maintain the segregated account at a level so that (1) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short, (2) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short. As a result of these requirements, the Special Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. The amount of the Special Fund's net assets that will at any time be in the type of deposits described above (that is, collateral deposits or segregated accounts) will not exceed 25%.

OPTIONS: The Special, Real Estate, Equity, Asset Allocation and Income Funds may write call options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indexes written by others. The purchase of any of these instruments can result in the entire loss on the investment in that particular instrument or, in the case of writing covered options, can limit the opportunity to earn a profit on the underlying security.

When an option is written (sold), an amount equal to the premium received is recorded as a liability. The amount of liability is adjusted daily to reflect the current market value of the option written. When an option written by the Fund, expires on its stipulated expiration date, the Fund realizes a gain equal to the net premium received for the option. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the call option was written. In the case of either expiration of a written option or a closing purchase transaction, the liability related to such option is extinguished.

Call or put options purchased are accounted for in the same manner as marketable portfolio securities. When a call or put option is exercised, the proceeds from the underlying securities bought or sold are decreased by the premium paid in determining the gain or loss.

Options on stock indexes differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and are settled in cash only.

During the year the Crabbe Huson Special Fund, Inc. purchased put options. Outstanding put options at October 31, 1995 are disclosed in the schedule of investments.

ORGANIZATION COSTS: Expenses incurred in connection with the organization of the Funds are amortized over a sixty-month period. The amortization is calculated based upon the projected growth in net assets of the Funds. As of October 31, 1995 organization costs for all Funds except for The Crabbe Huson Real Estate Investment Fund, Inc. have been fully amortized. The Crabbe Huson Real Estate Investment Fund, Inc. has amortized $10,868 through October 31, 1995. The Crabbe Huson Group, Inc., the Fund's investment advisor, has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Fund's organization costs, the Fund will be reimbursed by the investment advisor for the unamortized balances of such costs in the same proportion as the number of shares reduced bears to the number of initial shares outstanding at the time of redemption.

REORGANIZATION COSTS: On July 7, 1995 the Board of Directors approved the reorganization of the Oregon Municipal Bond Fund, Inc., The Crabbe Huson Special Fund, Inc., The Crabbe Huson Asset Allocation Fund, Inc. The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Income Fund, Inc., The Crabbe Huson U.S. Government Money Market Fund, Inc. and The Crabbe Huson Real Estate Investment Fund, Inc., ("the Fund") into a single Delaware business trust which will operate as a series company. The record date of this reorganization is December 20, 1995 and the costs related to the reorganization will be incurred by the Funds.

FEDERAL INCOME TAXES: It is each Fund's policy to distribute substantially all of its taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for Federal income tax or excise taxes.

                              CRABBE HUSON FUNDS

                              October 31, 1995

FEDERAL INCOME TAXES - (CONTINUED): Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the funds. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the Statement of Changes in Net Assets.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made as shown in Table A.

NOTE 2.   INVESTMENT ADVISOR AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR: The Funds have entered into an investment advisory agreement with The Crabbe Huson Group, Inc. (the "Advisor"), an affiliated company. The investment advisory fee of each Fund is accrued daily and paid semi-monthly. The annual investment advisory fee for each Fund is described below:

                  THE CRABBE HUSON ASSET ALLOCATION FUND, INC.
                       THE CRABBE HUSON SPECIAL FUND, INC.
                       THE CRABBE HUSON EQUITY FUND, INC.
               THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC.

                  1.00% of daily net assets up to $100,000,000
       .85 of 1% of daily net assets between $100,000,000 and $500,000,000
                 .60 of 1% of daily net assets over $500,000,000

                       THE CRABBE HUSON INCOME FUND, INC.

                .75 of 1% of daily net assets up to $100,000,000
                .60 of 1% of daily net assets up to $500,000,000
                .50 of 1% of daily nets assets over $500,000,000

               THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC.
            THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.
                      THE OREGON MUNICIPAL BOND FUND, INC.

                .50 of 1% of daily net assets up to $500,000,000
      .45 of 1% of daily net assets between $500,000,000 and $1,000,000,000
                .40 of 1% of daily net assets over $1,000,000,000

The Advisor has voluntarily agreed to waive its management fee and/or reimburse each Fund for the amount, if any, by which the total operating and management expenses of such Fund (including the Advisor's compensation and any amounts paid pursuant to the participating Funds' Rule 12b-1 plan but excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed certain annual rates applied to the average daily net assets of the Funds.

The annual expense limit for each Fund is listed below:

The Oregon Municipal Bond Fund, Inc.                   0.98%
The Crabbe Huson Special Fund, Inc.                    1.50%
The Crabbe Huson Asset Allocation Fund, Inc.           1.50%
The Crabbe Huson Equity Fund, Inc.                     1.50%
The Crabbe Huson Income Fund, Inc.                     0.80%
The Crabbe Huson U.S. Government Income Fund, Inc. 0.75% The Crabbe Huson U.S. Government Money
     Market Fund, Inc.                                 0.70%
The Crabbe Huson Real Estate Investment Fund, Inc.     1.50%

DISTRIBUTOR: The Funds have entered into a distribution agreement with Crabbe Huson Securities, Inc. (the "Distributor"), an affiliated company. Under the Distribution Plan, each of the participating Funds may pay up to 1/4 of 1% of such Fund's average daily net assets to the Distributor as reimbursement for its actual expenses incurred in the distribution and promotion of such Fund's shares.

------------------------------------------------------------------------------------------------------------------------------
TABLE A                                                                         UNDISTRIBUTED            UNDISTRIBUTED
                                                                                ACCUMULATED              ACCUMULATED NET
                                                            CAPITAL             NET INVESTMENT           REALIZED GAIN ON
                                                            PAID IN             INCOME                   INVESTMENTS
                                                            -------------       --------------           ---------------------

The Oregon Municipal Bond Fund, Inc.                                ----                 ----                         ----
The Crabbe Huson Special Fund, Inc.                         $     79,005        $    (726,118)                $    647,113
The Crabbe Huson Asset Allocation Fund, Inc.                    (108,605)             (37,121)                     145,726
The Oregon Equity Fund, Inc.                                      29,829             (360,174)                     330,345
The Crabbe Huson Income Fund, Inc.                                38,846               17,066                      (55,912)
The Crabbe Huson U.S. Government Income Fund, Inc.                (3,715)              10,021                       (6,306)
The Crabbe Huson U.S. Government Money Market Fund, Inc.            ----                 ----                         ----
The Crabbe Huson Real Estate Investment Fund, Inc.              (182,383)              (3,832)                     177,416

                              CRABBE HUSON FUNDS

                              October 31, 1995

ADMINISTRATOR: State Street Bank and Trust Company (the "Administrator") serves as administrator of the Funds. The Administrator performs certain administrative services for the Funds. The Funds pays the Administrator a fee at the rate of 0.06% of the Fund's average net assets up to $500 million, 0.03% of the next $500 million, and 0.01% of those assets in excess of $1 billion, plus certain out of pocket costs.

DIRECTORS FEES: As of October 31, 1995, fees payable to the disinterested directors were $778, $1,027, $2,027, $2,027, $277, $277, $778 and $778 for The
Oregon Municipal Bond Fund, Inc., The Crabbe Huson Special Fund, Inc., The Crabbe Huson Asset Allocation Fund, Inc., The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Income Fund, Inc., The Crabbe Huson U.S. Government Money Market Fund, Inc. and The Crabbe Huson Real Estate Investment Fund, Inc., respectively.

     NOTE 3.   DISTRIBUTIONS TO SHAREHOLDERS (Unaudited)

THE OREGON MUNICIPAL BOND FUND, INC. Of the Fund's distributions paid to shareholders from net investment income during the fiscal year ended October 31, 1995, 99.3% was attributable to investments in municipal bonds issued by the state of Oregon and its political subdivisions, agencies authorities and instrumentalities and other municipal securities.

THE CRABBE HUSON SPECIAL FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, 22.6% was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

THE CRABBE HUSON ASSET ALLOCATION FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, 60.1% was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

THE CRABBE HUSON EQUITY FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, 40.9% was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

THE CRABBE HUSON INCOME FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, 50.4% was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, 95.8% was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, 98.2% was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, none was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

On December 6, 1995 the following distributions were declared from net realized capital gains from investment transactions. The dividend was paid on December 6, 1995, to shareholders of record on December 5, 1995, as shown in Table B.


------------------------------------------------------------------------------------------------------------------------------------
TABLE B                                                               PER SHARE                               DOLLARS
                                                       -----------------------------------------------------------------------------
                                                           SHORT-TERM       LONG-TERM            SHORT-TERM           LONG-TERM
                                                          CAPITAL GAIN     CAPITAL GAIN         CAPITAL GAIN        CAPITAL GAIN
                                                        DISTRIBUTION (1)   DISTRIBUTION       DISTRIBUTION (1)      DISTRIBUTION
                                                       -----------------------------------------------------------------------------
The Oregon Municipal Bond Fund, Inc.                         ----               ----                ----                ----
The Crabbe Huson Special Fund, Inc.                         0.3764             0.1983          $23,686,427         $12,479,000
The Crabbe Huson Asset Allocation Fund, Inc.                0.5232             0.6046            5,306,597           6,131,818
The Crabbe Huson Equity Fund, Inc.                          0.6038             0.3385           13,191,040           7,394,039
The Crabbe Huson Income Fund, Inc.                           ----               ----                ----                ----
The Crabbe Huson U.S. Government Income Fund, Inc.           ----               ----                ----                ----
The Crabbe Huson Real Estate Investment Fund, Inc.          0.1225              ----               238,364              ----

(1)Short-term capital gains are taxable to shareholders as ordinary income dividends.

                                October 31, 1995


NOTE 4.  CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Funds were as follows:

                                                                                                    THE OREGON
                                                                                      MUNICIPAL BOND FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------
Shares sold                                552,364             858,058         $ 6,744,052         $10,795,284
Shares issued in
 reinvestment of dividends                  73,838              85,380             906,976           1,057,544
                                       ------------------------------------------------------------------------
                                           626,202             943,438           7,651,028          11,852,828
Shares redeemed                           (822,850)           (818,671)         (9,931,939)        (10,134,982)
                                       ------------------------------------------------------------------------
Net increase (decrease)                   (196,648)            124,767        ($ 2,280,911)        $ 1,717,846
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------

                                                                                              THE CRABBE HUSON
                                                                                                        INCOME
                                                                                                     FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------

Shares sold                                398,837             323,868          $3,890,790          $3,312,857
Shares issued in
 reinvestment of dividends                  33,473              28,426             329,268             289,053
                                       ------------------------------------------------------------------------
                                           432,310             352,294           4,220,058           3,601,910
Shares redeemed                           (274,572)           (338,813)         (2,699,168)         (3,410,998)
                                       ------------------------------------------------------------------------
Net increase (decrease)                    157,738              13,481          $1,520,890          $  190,912
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------

                                                                                              THE CRABBE HUSON
                                                                                             SPECIAL FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------

Shares sold                             65,374,197          23,946,462        $928,135,711        $318,927,086
Shares issued in
 reinvestment of dividends                  78,213              51,007           1,030,774             610,047
                                       ------------------------------------------------------------------------
                                        65,452,410          23,997,469         929,166,485         319,537,133
Shares redeemed                        (24,491,886)         (3,303,144)       (350,637,123)        (43,533,333)
                                       ------------------------------------------------------------------------
Net increase (decrease)                 40,960,524          20,694,325        $578,529,362        $276,003,800
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------

                                                                                              THE CRABBE HUSON
                                                                                               U.S. GOVERNMENT
                                                                                              INCOME FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------
Shares sold                                320,552             318,425          $3,315,281          $3,370,107
Shares issued in
 reinvestment of dividends                  33,757              46,002             351,187             488,454
                                       ------------------------------------------------------------------------
                                           354,309             364,427           3,666,468           3,858,561
Shares redeemed                           (464,645)           (480,229)         (4,812,243)         (5,086,958)
                                       ------------------------------------------------------------------------
Net increase (decrease)                   (110,336)           (115,802)        ($1,145,775)        ($1,228,397)
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------


                                                                                        THE CRABBE HUSON ASSET
                                                                                          ALLOCATION FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------
Shares sold                              3,651,020           4,625,388         $47,567,984         $60,156,367
Shares issued in
 reinvestment of dividends                 213,856             460,871           2,807,183           5,964,138
                                       ------------------------------------------------------------------------
                                         3,864,876           5,086,259          50,375,167          66,120,505
Shares redeemed                         (2,415,859)         (2,842,271)        (31,368,205)        (36,797,904)
                                       ------------------------------------------------------------------------
Net increase (decrease)                  1,449,017           2,243,988         $19,006,962         $29,322,601
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------



                                                                                              THE CRABBE HUSON
                                                                                               U.S. GOVERNMENT
                                                                                        MONEY MARKET FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------
Shares sold                            166,147,604          99,391,599        $166,147,604         $99,391,599
Shares issued in
 reinvestment of dividends               1,738,682             391,037           1,738,682             391,037
                                       ------------------------------------------------------------------------
                                       167,886,286          99,782,636         167,886,286          99,782,636
Shares redeemed                       (145,554,619)        (82,184,578)       (145,554,619)        (82,184,578)
                                       ------------------------------------------------------------------------
Net increase (decrease)                 22,331,667          17,598,058        $ 22,331,667         $17,598,058
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------


                                                                                              THE CRABBE HUSON
                                                                                              EQUITY FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------
Shares sold                             16,135,368           8,303,990        $277,119,565        $134,306,739
Shares issued in
 reinvestment of dividends                  79,947             105,277           1,237,639           1,635,783
                                       ------------------------------------------------------------------------
                                        16,215,315           8,409,267         278,357,204         135,942,522
Shares redeemed                         (4,218,957)         (1,243,034)        (72,930,361)        (20,140,537)
                                       ------------------------------------------------------------------------
Net increase (decrease)                 11,996,358           7,166,233        $205,426,843        $115,801,985
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------

                                                                                              THE CRABBE HUSON
                                                                                                   REAL ESTATE
                                                                                          INVESTMENT FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------
Shares sold                                821,200           2,006,502          $7,937,889         $20,250,921
Shares issued in
 reinvestment of dividends                  36,962              33,284             357,391             323,473
                                       ------------------------------------------------------------------------
                                           858,162           2,039,786           8,295,280          20,574,394
Shares redeemed                           (822,760)           (125,257)         (7,975,781)         (1,275,958)
                                       ------------------------------------------------------------------------
Net increase (decrease)                     35,402           1,914,529          $  319,499         $19,298,436
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------

*For the period from April 4, 1994 (commencement of operations) to October 31, 1994.

                               CRABBE HUSON FUNDS
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                October 31, 1995


NOTE 5.  INVESTMENT TRANSACTIONS

     For the year ended October 31, 1995, The Crabbe Huson U.S. Government Money Market Fund, Inc. had aggregate security purchases and sales (including maturities) of $443,976,883 and $424,658,448, respectively. Aggregate purchases, sales and maturities for the year ended October 31, 1995 (excluding short-term securities) for the remaining funds, are as follows:


                                                      THE OREGON          THE CRABBE          THE CRABBE          THE CRABBE
                                                       MUNICIPAL               HUSON               HUSON         ASSET HUSON
                                                            BOND             SPECIAL          ALLOCATION              EQUITY
                                                       FUND, INC.          FUND, INC.          FUND, INC.          FUND, INC.
                                                  ---------------     ---------------     ---------------     ---------------
    Purchases:                                         $5,984,368        $959,620,834        $274,278,333        $397,589,397
                                                  ---------------     ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------     ---------------

    Sales and Maturities:                               8,735,890         572,783,341         248,155,111         200,246,630
                                                  ---------------     ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------     ---------------

    Gross unrealized appreciation and depreciation on securites held by the Funds at October 31, 1995 are as follows:

    Unrealized Appreciation (Depreciation):
     For book purposes
     Appreciation                                       1,399,431          65,671,560           6,773,143          27,705,429
     Depreciation                                         (33,677)       (104,877,230)         (1,946,850)        (12,595,106)
                                                  ---------------     ---------------     ---------------     ---------------
      Net unrealized appreciation (depreciation)       $1,365,754       ($ 39,205,670)      $   4,826,293       $  15,110,323
                                                  ---------------     ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------     ---------------

    Unrealized Appreciation (Depreciation):
     For Federal income tax purposes
     Appreciation                                       1,399,431          64,232,281           6,797,897          27,259,001
     Depreciation                                         (33,677)       (107,785,909)         (1,956,923)        (12,771,570)
                                                  ---------------     ---------------     ---------------     ---------------
      Net unrealized appreciation (depreciation)       $1,365,754       ($ 43,553,628)      $   4,840,974       $  14,487,431
                                                  ---------------     ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------     ---------------


                                                                          THE CRABBE                 THE
                                                      THE CRABBE           HUSON U.S.       CRABBE HUSON
                                                           HUSON          GOVERNMENT         REAL ESTATE
                                                          INCOME              INCOME          INVESTMENT
                                                       FUND, INC.          FUND, INC.          FUND, INC.
                                                  ---------------     ---------------     ---------------
    Purchases:                                        $34,477,754         $19,009,336         $11,936,969
                                                  ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------

    Sales and Maturities:                              32,908,584          20,219,537          10,862,375
                                                  ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------

    Gross unrealized appreciation and depreciation on securites held by the Funds at October 31, 1995 are as follows:

    Unrealized Appreciation (Depreciation):
     For book purposes
     Appreciation                                         223,991             107,717             636,791
     Depreciation                                            (681)             (4,238)         (1,613,895)
                                                  ---------------     ---------------     ---------------
      Net unrealized appreciation (depreciation)    $     223,310       $     103,479           ($977,104)
                                                  ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------

    Unrealized Appreciation (Depreciation):
     For Federal income tax purposes
     Appreciation                                         204,681             106,764             634,056
     Depreciation                                            (681)             (4,238)         (1,616,344)
                                                  ---------------     ---------------     ---------------
      Net unrealized appreciation (depreciation)    $     204,000       $     102,526           ($982,288)
                                                  ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
The following information has been derived from the Fund's financial statements and notes included in the 1995 Annual Report. These financial statements and the notes for the periods beginning after October 31, 1988 have been audited by KPMG Peat Marwick, LLP, whose report thereon is included with the financial statements in the Statement of Additional Information.

(a) The Fund's Fiscal Year was changed from 9/30 to 10/31, effective 10/31/87, which represents a conformed 12-month period.
(b) Computed on an annualized basis.
(c) Commencement of operations - 4/9/87.
(d) Commencement of operations - 1/31/89.
(e) Commencement of operations - 4/4/94.

THE OREGON MUNICIPAL BOND FUND, INC.


                                                            YEAR         YEAR        YEAR         YEAR         YEAR          YEAR
                                                           ENDED        ENDED       ENDED        ENDED        ENDED         ENDED
                                                         10/31/89     10/31/88  10/31/87(a)      9/30/87      9/30/86      10/31/90
                                                      -----------  -----------  -----------  -----------  -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.99       $12.80       $12.20       $12.14       $11.74        $11.72

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                     0.5480       0.5418       0.5683       0.6168       0.6385        0.6316
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                 0.6998      (0.8001)      0.6880       0.1521       0.4831        0.0522
                                                      -----------  -----------  -----------  -----------  -----------   -----------
    TOTAL FROM INVESTMENT OPERATIONS                      1.2478      (0.2583)      1.2563       0.7689       1.1216        0.6838

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                  0.5480       0.5419       0.5647       0.6168       0.6562        0.6401
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME          0.0000       0.0003       0.0000       0.0000       0.0000        0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                          0.0698       0.0090       0.0916       0.0921       0.0654        0.0237
                                                      -----------  -----------  -----------  -----------  -----------   -----------
    TOTAL DISTRIBUTIONS                                   0.6178       0.5512       0.6563       0.7089       0.7216        0.6638

                                                      -----------  -----------  -----------  -----------  -----------   -----------
NET ASSET VALUE, END OF PERIOD                            $12.62       $11.99       $12.80       $12.20       $12.14        $11.74
                                                      -----------  -----------  -----------  -----------  -----------   -----------
                                                      -----------  -----------  -----------  -----------  -----------   -----------
TOTAL RETURN                                              10.66%       -2.06%       10.71%        6.51%        9.85%         6.00%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                            $28,070,371  $29,045,728  $29,408,110  $20,295,896  $18,382,636   $18,766,449
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    0.98%        0.98%        1.05%        1.11%        1.21%         1.38%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       4.45%        4.37%        4.51%        5.04%        5.36%         5.41%
PORTFOLIO TURNOVER RATE                                   22.91%       20.58%       11.62%       25.30%       53.40%        58.52%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.08%        1.08%        1.09%        1.13%        1.24%         1.55%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       4.35%        4.26%        4.46%        5.01%        5.34%         5.23%

                                      82

                                                          YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                                       10/31/89     10/31/88    10/31/87(a)   09/30/87     09/30/86
                                                      -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.72       $11.08       $12.15       $11.93       $10.43

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                     0.6794       0.6386       0.7311       0.7319       0.7720
NET REALIZED & UNREALIZED ENDED
GAIN (LOSS) ON SECURITIES                                 0.0842       0.6411      (0.9983)     (0.8051)      1.5265
                                                      -----------  -----------  -----------  -----------  -----------
    TOTAL FROM INVESTMENT OPERATIONS                      0.7636       1.2797      (0.2672)     (0.0732)      2.2985

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                  0.6711       0.6386       0.7311       0.7319       0.7720
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME          0.0000       0.0000       0.0000       0.0000       0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                          0.0925       0.0000       0.0760       0.0760       0.0255
                                                      -----------  -----------  -----------  -----------  -----------
    TOTAL DISTRIBUTIONS                                   0.7636       0.6386       0.8071       0.8079       0.7975

                                                      -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                            $11.72       $11.72       $11.08       $11.05       $11.93
                                                      -----------  -----------  -----------  -----------  -----------
                                                      -----------  -----------  -----------  -----------  -----------
TOTAL RETURN                                               6.67%       12.02%       -1.95%       -0.95%       22.83%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                            $19,173,145  $20,058,295  $14,276,600  $14,165,161   $8,861,258
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.04%        1.21%        1.14%        1.31%        1.06%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       5.82%        5.53%        5.66%        6.43%        6.34%
PORTFOLIO TURNOVER RATE                                   45.25%       31.44%       19.18%       18.73%       24.20%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.16%        1.32%         ----         ----         ----
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       5.71%        5.42%         ----         ----         ----

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON SPECIAL FUND, INC.


                                                               YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED
                                                           10/31/95       10/31/94       10/31/93       10/31/92
                                                       ------------   ------------    -----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $14.08         $11.82          $8.36         $12.05

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                 0.2704         0.0513        (0.0774)       (0.0211)
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                   (0.2894)        2.3026         3.5374        (1.6211)
                                                          ------------   ------------    -----------     ----------
    TOTAL FROM INVESTMENT OPERATIONS                        (0.0190)        2.3539         3.4600        (1.6422)

LESS DISTRIBUTIONS
DISTRIBUTIONS FROM NET INVESTMENT INCOME                     0.0226         0.0000         0.0000         0.0260
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME             0.0000         0.0892         0.0000         2.0218
DISTRIBUTIONS FROM CAPITAL GAINS                             0.2384         0.0000         0.0000         0.0000
                                                          ------------   ------------    -----------     ----------
    TOTAL DISTRIBUTIONS                                      0.2610         0.0892         0.0000         2.0478

                                                          ------------   ------------    -----------     ----------
NET ASSET VALUE, END OF PERIOD                               $13.80         $14.08         $11.82          $8.36
                                                          ------------   ------------    -----------     ----------
                                                          ------------   ------------    -----------     ----------
     TOTAL RETURN                                              1.78%         22.40%         41.39%          8.11%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD                              $878,559,834   $319,810,853    $23,816,912     $5,857,434
RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.40%          1.44%          1.57%          1.74%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           1.95%          0.39%         -0.73%         -0.25%
PORTFOLIO TURNOVER RATE                                      122.97%        146.44%         73.29%        102.27%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.40%          1.54%          1.59%          2.18%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           1.95%          0.29%         -0.75%         -0.69%

                                      84


                                                                  YEAR           YEAR           YEAR           YEAR        PERIOD
                                                                 ENDED          ENDED          ENDED          ENDED         ENDED
                                                              10/31/91       10/31/90       10/31/89       10/31/88     10/31/87(c)
                                                          ------------   ------------    -----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $8.78         $11.49          $9.69          $8.13         $10.00

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                 0.0353         0.1546         0.2100        (0.0515)       (0.0409)
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                    4.0155        (1.4317)        1.5900         1.6115        (1.8300)
                                                          ------------   ------------    -----------     ----------     -----------
    TOTAL FROM INVESTMENT OPERATIONS                         4.0508        (1.2771)        1.8000         1.5600        (1.8709)

LESS DISTRIBUTIONS
DISTRIBUTIONS FROM NET INVESTMENT INCOME                     0.1453         0.2240         0.0000         0.0000         0.0000
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME             0.6355         1.2089         0.0000         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                             0.0000         0.0000         0.0000         0.0000         0.0000
                                                          ------------   ------------    -----------     ----------     ----------
    TOTAL DISTRIBUTIONS                                      0.7808         1.4329         0.0000         0.0000         0.0000

                                                          ------------   ------------    -----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                               $12.05          $8.78         $11.49          $9.69          $8.13
                                                          ------------   ------------    -----------     ----------     ----------
                                                          ------------   ------------    -----------     ----------     ----------
TOTAL RETURN                                                  49.58%        -10.90%         18.68%         19.63%        -30.32%(b)

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD                                $3,541,797     $2,926,457     $3,356,417     $4,392,920     $1,892,038
RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.92%          2.00%          2.00%          3.94%          2.60%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           0.32%          1.55%          1.96%          3.34%          0.05%(b)
PORTFOLIO TURNOVER RATE                                      256.68%        314.73%        275.62%        155.12%          3.90%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.40%          2.86%          2.44%(b)       ----           ----
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          -0.15%          0.70%          1.53%(b)       ----           ----

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON ASSET ALLOCATION FUND, INC.

                                                                               YEAR          YEAR           YEAR           YEAR
                                                                              ENDED         ENDED          ENDED          ENDED
                                                                           10/31/95      10/31/94       10/31/93       10/31/92
                                                                        -----------   -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $12.87        $13.52         $11.68         $11.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                        0.3361        0.2990         0.2323         0.3468
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                    1.2090       (0.0817)        2.0889         0.8175
                                                                        -----------   -----------    -----------    -----------
    TOTAL FROM INVESTMENT OPERATIONS                                         1.5451        0.2173         2.3212         1.1643

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                     0.3321        0.2879         0.2373         0.3463
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             0.0000        0.0000         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                             0.4430        0.5829         0.2439         0.1380
                                                                        -----------   -----------    -----------    -----------
    TOTAL DISTRIBUTIONS                                                      0.7751        0.8708         0.4812         0.4843

                                                                        -----------   -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD                                               $13.64        $12.87         $13.52         $11.68
                                                                        -----------   -----------    -----------    -----------
                                                                        -----------   -----------    -----------    -----------
TOTAL RETURN                                                                  13.00%         2.66%         20.93%         11.25%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                              $136,530,057  $110,151,785    $85,390,017    $55,098,981
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                        1.48%         1.44%          1.46%          1.52%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                           2.57%         2.30%          1.85%          3.02%
PORTFOLIO TURNOVER RATE                                                      225.70%       149.19%        116.10%        155.26%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                        1.49%         1.52%          1.54%          1.62%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                           2.56%         2.22%          1.77%          2.92%

                                      86


                                                                               YEAR          YEAR         PERIOD
                                                                              ENDED         ENDED          ENDED
                                                                           10/31/91      10/31/90       10/31/89 (d)
                                                                        -----------   -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $9.24        $10.69         $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                        0.4143        0.4561         0.3990
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                    1.8208       (1.1200)        0.2910
                                                                        -----------   -----------    -----------
    TOTAL FROM INVESTMENT OPERATIONS                                         2.2351       (0.6639)        0.6900

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                     0.4335        0.7159         0.0000
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             0.0000        0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                             0.0415        0.0702         0.0000
                                                                        -----------   -----------    -----------
    TOTAL DISTRIBUTIONS                                                      0.4750        0.7861         0.0000

                                                                        -----------   -----------    -----------
NET ASSET VALUE, END OF PERIOD                                               $11.00         $9.24         $10.69
                                                                        -----------   -----------    -----------
                                                                        -----------   -----------    -----------
TOTAL RETURN                                                                 24.55%        -6.40%           9.30%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                               $23,892,664   $13,173,923    $12,577,962
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                       1.76%         1.90%           1.91%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                          3.97%         4.51%           5.02%(b)
PORTFOLIO TURNOVER RATE                                                     157.89%       161.72%          88.14%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                       1.79%         1.93%           1.93%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                          3.94%         4.49%           5.00%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON EQUITY FUND, INC.

                                                                            YEAR          YEAR            YEAR               YEAR
                                                                           ENDED         ENDED           ENDED              ENDED
                                                                        10/31/95      10/31/94        10/31/93           10/31/92
                                                                    ------------   ------------    -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $16.44         $16.08         $13.03             $12.57

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                     0.2223         0.1900         0.0981             0.1980
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                 1.7438         0.5668         3.4476             0.9186
                                                                    ------------   ------------    -----------        -----------
    TOTAL FROM INVESTMENT OPERATIONS                                      1.9661         0.7568         3.5457             1.1166

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                  0.0880         0.0344         0.1099             0.0937
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          0.0000         0.0000         0.0000             0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                          0.1481         0.3638         0.3858             0.5629
                                                                    ------------   ------------    -----------        ----------
    TOTAL DISTRIBUTIONS                                                   0.2361         0.3982         0.4957             0.6566

                                                                    ------------   ------------    -----------        -----------
NET ASSET VALUE, END OF PERIOD                                            $18.17         $16.44         $16.08             $13.03
                                                                    ------------   ------------    -----------        -----------
                                                                    ------------   ------------    -----------        -----------
TOTAL RETURN                                                               13.37%          7.89%         29.90%             12.48%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                           $387,184,080   $153,105,296    $34,520,166        $13,429,315
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.40%          1.45%          1.49%              1.55%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        1.30%          1.18%          0.67%              1.57%
PORTFOLIO TURNOVER RATE                                                    92.43%        106.49%        114.38%            180.72%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.40%          1.56%          1.64%              1.93%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        1.28%          1.06%          0.52%              1.18%

                                      88


                                                                            YEAR           YEAR         PERIOD
                                                                           ENDED          ENDED          ENDED
                                                                        10/31/91       10/31/90       10/31/89 (d)
                                                                    ------------   ------------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $8.54         $10.50         $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                     0.1861         0.2533         0.3146
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                 4.1511        (1.6764)        0.1854
                                                                    ------------   ------------    -----------
    TOTAL FROM INVESTMENT OPERATIONS                                      4.3372        (1.4231)        0.5000

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                  0.3072         0.3918         0.0000
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          0.0000         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                          0.0000         0.1451         0.0000
                                                                    ------------   ------------    -----------
    TOTAL DISTRIBUTIONS                                                   0.3072         0.5369         0.0000
                                                                    ------------   ------------    -----------
NET ASSET VALUE, END OF PERIOD                                            $12.57          $8.54         $10.50
                                                                    ------------   ------------    -----------
                                                                    ------------   ------------    -----------
TOTAL RETURN                                                               52.44%        -14.97%          6.72%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                             $5,929,590     $2,944,344     $5,018,337
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.84%          1.93%          1.69%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        1.60%          2.56%          3.98%(b)
PORTFOLIO TURNOVER RATE                                                   171.82%        265.25%         90.54%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     2.41%          2.66%          1.97%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        1.03%          1.83%          3.68%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON INCOME FUND, INC.

                                                              YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED
                                                          10/31/95       10/31/94       10/31/93       10/31/92
                                                      ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $9.71         $10.75         $10.90         $10.63

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                      0.5329         0.4995         0.4637         0.6583
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                  0.5754        (0.7669)        0.3265         0.3569
                                                      ------------   ------------   ------------   ------------
    TOTAL FROM INVESTMENT OPERATIONS                       1.1083        (0.2674)        0.7902         1.0152

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                   0.5329         0.4995         0.4879         0.6588
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           0.0254         0.0080         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                           0.0000         0.2710         0.4523         0.0864
                                                      ------------   ------------   ------------   ------------
    TOTAL DISTRIBUTIONS                                    0.5583         0.7785         0.9402         0.7452

                                                      ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD                             $10.26          $9.71         $10.75         $10.90
                                                      ------------   ------------   ------------   ------------
                                                      ------------   ------------   ------------   ------------
TOTAL RETURN                                               11.92%         -2.71%          7.73%          9.74%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                              $7,190,125     $5,273,407     $5,696,555     $5,634,372
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     0.80%          0.80%          0.81%          0.90%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        5.47%          4.92%          4.34%          6.09%
PORTFOLIO TURNOVER RATE                                   543.15%        306.79%        260.22%        227.45%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.95%          2.16%          1.96%          1.94%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        4.32%          3.56%          3.19%          5.06%

                                      90


                                                             YEAR         YEAR       PERIOD
                                                            ENDED        ENDED        ENDED
                                                         10/31/91     10/31/90     10/31/89 (d)
                                                     ------------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.01       $10.27       $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                     0.7038       0.6869       0.5545
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                 0.6218      (0.2407)      0.2761
                                                     ------------  -----------  -----------
    TOTAL FROM INVESTMENT OPERATIONS                      1.3256       0.4462       0.8306


LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                  0.7056       0.6840       0.5606
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME          0.0000       0.0000       0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                          0.0000       0.0222       0.0000
                                                     ------------  -----------  -----------
    TOTAL DISTRIBUTIONS                                   0.7056       0.7062       0.5606

                                                     ------------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                            $10.63       $10.01       $10.27
                                                     ------------  -----------  -----------
                                                     ------------  -----------  -----------
TOTAL RETURN                                              13.51%        4.43%       10.43%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                             $5,485,830   $2,123,203   $1,356,008
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    0.98%        1.51%        1.15%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       6.82%        6.89%        7.23%(b)
PORTFOLIO TURNOVER RATE                                  115.76%       73.76%       86.60%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    2.42%        3.07%        4.56%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       5.38%        5.33%        3.81%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC.

                                                              YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED
                                                          10/31/95       10/31/94       10/31/93       10/31/92
                                                      -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.27         $11.04         $10.91         $10.69

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                      0.5097         0.4648         0.4755         0.5801
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                  0.4013        (0.6515)        0.2159         0.2921
                                                      -------------  -------------  -------------  -------------
    TOTAL FROM INVESTMENT OPERATIONS                       0.9110        (0.1867)        0.6914         0.8722

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                   0.5097         0.4647         0.4848         0.5839
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           0.0113         0.0035         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                           0.0000         0.1120         0.0766         0.0683
                                                      -------------  -------------  -------------  -------------
    TOTAL DISTRIBUTIONS                                    0.5210         0.5802         0.5614         0.6522

                                                      -------------  -------------  -------------  -------------
NET ASSET VALUE, END OF PERIOD                             $10.66         $10.27         $11.04         $10.91
                                                      -------------  -------------  -------------  -------------
                                                      -------------  -------------  -------------  -------------
TOTAL RETURN                                                9.12%         -1.78%          6.71%          8.70%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                              $8,426,199     $9,249,212    $11,217,912     $8,958,757
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     0.75%          0.75%          0.75%          0.80%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        4.85%          4.39%          4.33%          5.35%
PORTFOLIO TURNOVER RATE                                   230.43%         76.09%         81.74%        105.52%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.46%          1.47%          1.26%          1.52%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        4.14%          3.66%          3.81%          4.63%

                                      92


                                                              YEAR           YEAR         PERIOD
                                                             ENDED          ENDED          ENDED
                                                          10/31/91       10/31/90       10/31/89 (d)
                                                     -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.24         $10.28         $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                      0.6722         0.6768         0.5637
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                  0.4542        (0.0326)        0.2852

                                                     -------------  -------------  -------------
    TOTAL FROM INVESTMENT OPERATIONS                       1.1264         0.6442         0.8489

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                   0.6746         0.6735         0.5689
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           0.0000         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                           0.0018         0.0106         0.0000
                                                     -------------  -------------  -------------
    TOTAL DISTRIBUTIONS                                    0.6764         0.6842         0.5689

                                                     -------------  -------------  -------------
NET ASSET VALUE, END OF PERIOD                              10.69          10.24          10.28
                                                     -------------  -------------  -------------
                                                     -------------  -------------  -------------
TOTAL RETURN                                               11.17%          6.40%         11.15%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                              $3,748,244     $2,069,435     $1,717,128
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     0.96%          1.42%          1.14%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        6.44%          6.72%          7.35%(b)
PORTFOLIO TURNOVER RATE                                   114.81%         87.71%         40.42%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     2.15%          2.84%          3.40%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        5.25%          5.31%          5.09%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.


                                                                       YEAR           YEAR               YEAR               YEAR
                                                                      ENDED          ENDED              ENDED              ENDED
                                                                   10/31/95       10/31/94           10/31/93           10/31/92
                                                                -----------    -----------        -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $1.00          $1.00              $1.00              $1.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                0.0512         0.0339             0.0250             0.0332
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                            0.0000         0.0000             0.0000             0.0000
                                                                -----------    -----------        -----------        -----------
    TOTAL FROM INVESTMENT OPERATIONS                                 0.0512         0.0339             0.0250             0.0332

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                             0.0512         0.0339             0.0250             0.0332
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                     0.0000         0.0000             0.0000             0.0000
                                                                -----------    -----------        -----------        -----------
    TOTAL DISTRIBUTIONS                                              0.0512         0.0339             0.0250             0.0332

                                                                -----------    -----------        -----------        -----------
NET ASSET VALUE, END OF PERIOD                                        $1.00          $1.00              $1.00              $1.00
                                                                -----------    -----------        -----------        -----------
                                                                -----------    -----------        -----------        -----------
TOTAL RETURN                                                           5.30%          3.28%              2.53%              3.36%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                       $54,714,219    $32,382,552        $14,784,493        $12,395,326
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                0.70%          0.70%              0.70%              0.75%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   5.21%          3.39%              2.51%              3.32%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.16%          1.29%              1.32%              1.09%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   4.75%          2.81%              1.88%              2.98%

                                      94


                                                                       YEAR           YEAR             PERIOD
                                                                      ENDED          ENDED              ENDED
                                                                   10/31/91       10/31/90           10/31/89 (d)
                                                                -----------    -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $1.00          $1.00              $1.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                0.0576         0.0737             0.0633
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                            0.0000         0.0000             0.0000
                                                                -----------    -----------        -----------
    TOTAL FROM INVESTMENT OPERATIONS                                 0.0576         0.0737             0.0633

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                             0.0576         0.0737             0.0633
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                     0.0000         0.0000             0.0000
                                                                -----------    -----------        -----------
    TOTAL DISTRIBUTIONS                                              0.0576         0.0737             0.0633

                                                                -----------    -----------        -----------
NET ASSET VALUE, END OF PERIOD                                        $1.00          $1.00              $1.00
                                                                -----------    -----------        -----------
                                                                -----------    -----------        -----------
TOTAL RETURN                                                          13.76%          7.62%             10.05%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                       $14,906,733    $21,405,713        $10,735,032
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                0.81%          0.80%              0.60%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   5.76%          7.57%              8.43%(b)

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.18%          1.33%              1.34%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   5.38%          7.04%              7.69%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC.

                                                                            YEAR              PERIOD
                                                                           ENDED               ENDED
                                                                        10/31/95            10/31/94 (e)
                                                                     -----------         -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $9.50              $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                     0.4436              0.3664
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                 0.3065             (0.6394)
                                                                     -----------         -----------
    TOTAL FROM INVESTMENT OPERATIONS                                      0.7501             (0.2730)

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                  0.4379              0.2287
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          0.0000              0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                          0.1222              0.0000
                                                                     -----------         -----------
    TOTAL DISTRIBUTIONS                                                   0.5601              0.2287

                                                                     -----------         -----------
NET ASSET VALUE, END OF PERIOD                                             $9.69               $9.50
                                                                     -----------         -----------
                                                                     -----------         -----------
TOTAL RETURN                                                                8.31%              -3.25%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                            $18,985,514         $18,279,500
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.50%               1.01%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        4.59%               6.30%(b)
PORTFOLIO TURNOVER RATE                                                    59.53%              43.30%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.89%               2.03%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        4.20%               5.28%(b)

                          INDEPENDENT AUDITORS' REPORT


The Shareholders and Boards of Directors
Crabbe Huson Funds -
  The Oregon Municipal Bond Fund, Inc.
  The Crabbe Huson Special Fund, Inc.
  The Crabbe Huson Asset Allocation Fund, Inc.
  The Crabbe Huson Equity Fund, Inc.
  The Crabbe Huson Income Fund, Inc.
  The Crabbe Huson U.S. Government Income Fund, Inc.
  The Crabbe Huson U.S. Government Money Market Fund, Inc.
  The Crabbe Huson Real Estate Investment Fund, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments of each of the Crabbe Huson Funds, as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for The Oregon Municipal Bond Fund, Inc., The Crabbe Huson Special Fund, Inc., The Asset Allocation Fund, Inc., The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Fund, Inc. and The Crabbe Huson U.S. Government Money Market Fund, Inc. for each of the two years then ended, and for The Real Estate Investment Fund, Inc. for the year ended October 31, 1995 and for the period from April 4, 1994 (commencement of operations) to October 31, 1994, and the financial highlights for The Oregon Municipal Bond Fund, Inc. and The Crabbe Huson Special Fund, Inc. for each of the seven years ended October 31, 1995, The Crabbe Huson Asset Allocation Fund, Inc., The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Income Fund, Inc. and The Crabbe Huson U.S. Government Money Market Fund, Inc. for each of the six years ended October 31, 1995 and for the period from January 31, 1989 (commencement of operations) to October 31, 1989 and for the Crabbe Huson Real Estate Investment Fund, Inc. for the year ended October 31, 1995 and for the period from April 4, 1994 (commencement of operations) to October 31, 1994. These financial statements and financial highlights are the responsibility of the management of the Crabbe Huson Funds. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits. The financial highlights for The Oregon Municipal Bond Fund, Inc. and The Crabbe Huson Special Fund, Inc. for the periods ended October 31, 1988 and prior were audited by other auditors whose reports expressed unqualified opinions on the financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification of securities owned as of October 31, 1995, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Crabbe Huson Funds as of October 31, 1995, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with generally accepted accounting principles.

KPMG PEAT MARWICK LLP

Portland, Oregon
December 8, 1995

                           ----------------------------

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Index to Financial Statement.

     The following financial information of the Registrant is included in Part A of the Registration statement (the Prospectus):
                                                            PAGE
                                                            ----
     Per Share Income and Capital Changes

     The following financial statements of the Registrant are included in Part B of the Registration Statement (the Statement of Additional Information):

Statement of Assets and Liabilities at 10/31/95
Statement of Operations for period ended 10/31/95
Statement of Changes in Net Assets for periods ended
     10/31/94 and 10/31/95
Schedule of Selected Per Share Data and Ratios
     at 10/31/95
Investments in Securities at 10/31/95
Notes to the Financial Statements for period
     ended 10/31/95
Report of Independent Certified Public Accountants

     (b)  Exhibits:                     SEQUENTIALLY NUMBERED
                                                PAGE
                                        ---------------------

1    Registrant's Certificate of
     Incorporation (incorporated) (1)

2    Bylaws (incorporated)  (2)
     Amendment to Registrant's Bylaws (incorporated) (3)

3    Voting Trust Agreement (not applicable)

4    Specimen Stock Certificate (not applicable)

------------------------

     1 Included as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement.

     2    Included as an exhibit to the original Registration Statement.

     3 Included as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement.

5    Investment Advisory Contract (incorporated) (4)

6(a) Distribution Agreement (incorporated) (1)

6(b) Form of Selected Dealer Agreement (incorporated) (4)

8    Form of Custodian Agreement (attached)

9(a) Form of Transfer Agent Service Agreement (attached)

9(b) Accounting Services Agreement (incorporated) (2),(5),(5)

9(c) Form of Investment Accounting Agreement (attached)

9(d) Form of Administration Agreement (attached)

10 Opinion and Consent of Ragen, Tremaine, Krieger, Schmeer & Neill, Counsel to Registrant (incorporated) (4)

11   Consent of Accountants (attached)

12   Omitted Financial Statements (not applicable)

13 Written assurance from Registrant's initial shareholder that its purchase was made for investment purposes without any present intention of redeeming or reselling (incorporated) (2)

14   Retirement Plans (incorporated) (1)

15   Form of Revised Distribution Plan (attached)

16   Computation Schedule (not applicable)

17   Form of Rule 483 Financial Data Schedule (attached)

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH  REGISTRANT

Registrant does not have any subsidiaries and does not control any other company or person.

------------------------

     4 Included as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.

     5 Amendment to this exhibit included as an exhibit to Post-Effective Amendment No. 3 to the Registration Statement.

     6 These exhibits, or amendments to these exhibits, included as exhibits to Post-Effective Amendment No. 4 to the Registration Statement.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

On December 20, 1995, Registrant's outstanding shares were held by 6,256 record holders.

Item 27.  INDEMNIFICATION

The Articles of Incorporation of the Registrant contain the following provisions:

"(a) INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS

The Corporation shall indemnify to the fullest extent provided in the Act, any director or officer who was or is a party or is threatened to be made a party to any proceeding by reason of or arising from the fact that he or she is or was a director or officer of the Corporation. The determination and authorization of indemnification shall be made as provided in the Act; provided, however, that this Article 11 does not protect any director or officer of the Corporation against any liability to the Corporation or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

"The Corporation shall pay for or reimburse the reasonable expenses incurred by a director or officer who is a party to a proceeding in advance of final disposition of the proceeding as provided in the Act.

"The indemnification referred to in this Article shall be deemed to be in addition to and not in lieu of any other rights to which those indemnified may be entitled under a statute, rule of law or equity, agreement, vote of the shareholder or board of directors or otherwise. The Corporation, its officers, directors, employees or agents shall be fully protected in taking any action or making any payment under this Article, or in refusing to do so upon the advice of counsel. In any case in which the Corporation shall be obligated by these Articles of Incorporation or otherwise to indemnify any person by reason of such person having, at the Corporation's request, served as director, officer, trustee or agent of any other enterprise or trust, in which a similar obligation shall fall upon the other enterprise or trust by reason of such conduct or omission, in such event, the obligation of the other enterprise or trust shall be primary and the Corporation's obligation shall be deemed excess."

"(b) INSURANCE OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS

The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in or arising out of his or her position. However, in no event will the Corporation purchase insurance to indemnify any such person for any Act for which the Corporation itself is not permitted to indemnify such person."

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision or otherwise, the Registrant has been advised that in the opinion of the Securities & Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant has made application for insurance to indemnify the directors and officers of the registrant against liabilities incurred as a result of serving in such capacity.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The business and other connections of the officers, directors of the Registrant's investment advisor, Crabbe Huson Group, Inc., are listed on the Form ADV of Crabbe Huson Group, Inc. as currently on file with the Commission (File No. 801-15154), the text of which is incorporated herein by reference. The following sections of Form ADV are incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b) Section 6, Business Background of each Schedule D.

Item 29.  PRINCIPAL UNDERWRITER

     (a) Registrant's Distributor, Crabbe Huson Securities, Inc., also acts as exclusive distributor of The Crabbe Huson Special Fund, Inc., The Oregon Municipal Bond Fund, Inc., The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Real Estate Investment Fund, Inc., The Crabbe Huson U.S. Government Money Market Fund, Inc., The Crabbe Huson Income Fund, Inc., and The Crabbe Huson U.S. Government Income Fund, Inc., Oregon corporations registered under the Securities Act of 1933 and the Investment Company Act of 1940.

     b) The directors and officers of Crabbe Huson Securities, Inc., as of the date of this Registration Statement, are as follows:

          (1)                 (2)                      (3)
                                                       Positions and
Name and Principal       Position and Office with      Office with
Business Address         Crabbe Huson Securities, Inc. Registrant
----------------         ----------------------------- ----------

Craig R. Stuvland        President and Director        Secretary and
121 SW Morrison                                        Director
Suite 1410
Portland, OR 97204

Cheryl Bergermeister     Vice President, Secretary,    Treasurer
121 SW Morrison          Treasurer and Director
Suite 1410
Portland, OR 97204

     (c)  Not applicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by the Fund pursuant to section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Fund at 121 SW Morrison, Suite 1415, Portland, Oregon 97204, and at the offices of the Custodian, First Interstate Bank of Oregon, 1300 S.W. Fifth Avenue, Portland, Oregon 97201.

Item 31.  MANAGEMENT SERVICES

Not applicable.

Item 32.  UNDERTAKINGS

     (a)  Not applicable.
     (b)  Not applicable.
     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                          SIGNATURES AND CERTIFICATION

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Portland, Oregon on December ___, 1995.


                         THE CRABBE HUSON ASSET ALLOCATION
                           FUND, INC.


                         By:
                            -----------------------------------
                              Richard S. Huson, President

          We, the undersigned Directors and Officers of THE CRABBE HUSON ASSET ALLOCATION FUND, INC., do hereby constitute and appoint Richard S. Huson our true and lawful attorney and agent, to do any and all acts and things in our name and behalf in our capacities as Directors and Officers, and to execute any and all instruments for us and in our name in the capacities indicated below, which said attorney and agent may deem necessary or advisable to enable said Fund to comply with the Securities Act of 1933, as amended, the Investment Company Act of 1940 and any rules, regulations and requirements of the Securities and Exchange Commission, in connection with this Registration Statement, including specifically, but not without limitation, the power and authority to sign for us or any of us in our names in the capacities indicated below, any and all amendments (including post-effective amendment) hereto; and we do hereby ratify and confirm that said attorney and agent shall do or cause to be done by virtue hereof.

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below on December ___, 1995 by the following persons in the capacities indicated:

(1)  Principal Executive Officers:


     ---------------------------                   President
     Richard S. Huson


(2)  Principal Accounting and
     Financial Officer


     ---------------------------                   Treasurer
     Cheryl A. Burgermeister

(3)  Directors:


     ---------------------------                   Director
     Richard P. Wollenberg


     ---------------------------                   Director
     Bob L. Smith


     ---------------------------                   Director
     Louis Scherzer


     ---------------------------                   Director
     William Wendell Wyatt


     ---------------------------                   Director
     Gary L. Capps


     ---------------------------                   Director
     Richard S. Huson


     ---------------------------                   Director
     James E. Crabbe


     ---------------------------                   Director
     Craig Stuvland



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